John Hancock
International Small Company Fund
Quarterly portfolio holdings 11/30/2023

Fund’s investments
As of 11-30-23 (unaudited)
	Shares	Value
Common stocks 98.4%		$558,441,176
(Cost $514,736,354)
Australia 6.5%		37,077,462
A2B Australia, Ltd.	32,294	36,786
Accent Group, Ltd.	117,141	139,699
Acrow, Ltd.	21,984	13,832
Acrow, Ltd., Additional Offering (A)	1,518	955
Adairs, Ltd.	61,059	62,581
Adbri, Ltd. (A)	93,582	126,240
Ainsworth Game Technology, Ltd. (A)	47,462	36,618
Alkane Resources, Ltd. (A)	124,706	54,921
Alliance Aviation Services, Ltd. (A)	39,423	75,330
Altium, Ltd.	4,017	119,175
Alumina, Ltd. (A)	323,624	155,614
AMA Group, Ltd. (A)	499,671	22,410
AMP, Ltd.	590,441	364,172
Ansell, Ltd.	31,727	496,766
Appen, Ltd. (A)	39,339	16,195
Appen, Ltd., Entitlement Offer (A)	13,697	5,639
Arafura Rare Earths, Ltd. (A)(B)	538,672	72,727
ARB Corp., Ltd.	23,168	480,929
Ardent Leisure Group, Ltd. (A)	150,506	42,074
Argosy Minerals, Ltd. (A)(B)	134,969	15,583
ARN Media, Ltd.	83,708	52,709
Articore Group, Ltd. (A)(B)	56,271	16,167
AUB Group, Ltd.	29,374	546,013
Audinate Group, Ltd. (A)	15,225	150,665
Aurelia Metals, Ltd. (A)	556,014	40,219
Aussie Broadband, Ltd. (A)	54,478	137,035
Aussie Broadband, Ltd., Additional Offering (A)	7,699	19,366
Austal, Ltd.	109,405	135,306
Austin Engineering, Ltd. (A)	64,891	12,895
Australian Agricultural Company, Ltd. (A)	55,173	48,927
Australian Clinical Labs, Ltd. (B)	31,607	54,613
Australian Ethical Investment, Ltd.	13,293	43,138
Australian Finance Group, Ltd.	65,518	65,315
Australian Strategic Materials, Ltd. (A)	32,274	29,866
Australian Vintage, Ltd. (A)	76,170	20,907
Auswide Bank, Ltd.	5,890	19,146
AVJennings, Ltd.	63,391	10,494
AVZ Minerals, Ltd. (A)(C)	322,880	124,806
Baby Bunting Group, Ltd.	41,046	45,251
Bank of Queensland, Ltd.	147,279	535,218
Bannerman Energy, Ltd. (A)	11,581	20,371
Bapcor, Ltd.	93,292	331,437
Base Resources, Ltd.	100,127	7,915
Beach Energy, Ltd.	389,341	379,350
Beacon Lighting Group, Ltd.	19,085	26,542
Bega Cheese, Ltd.	89,005	187,694
Bell Financial Group, Ltd.	43,704	32,164
Bellevue Gold, Ltd. (A)	310,090	347,915
Boral, Ltd. (A)	87,279	285,841
Boss Energy, Ltd. (A)	85,914	235,952
Bravura Solutions, Ltd. (A)	126,782	62,799
2	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Australia (continued)
Breville Group, Ltd.	27,013	$423,758
Brickworks, Ltd.	19,501	323,318
Capitol Health, Ltd.	292,400	41,271
Capral, Ltd.	7,205	41,128
Capricorn Metals, Ltd. (A)	92,082	289,931
Carnarvon Energy, Ltd. (A)	422,815	44,526
Cash Converters International, Ltd.	122,755	16,610
Catapult Group International, Ltd. (A)	16,337	13,696
Cedar Woods Properties, Ltd.	19,145	58,983
Challenger, Ltd.	43,640	170,692
Champion Iron, Ltd.	62,349	311,153
Civmec, Ltd.	40,300	22,762
Clean Seas Seafood, Ltd. (A)	23,080	4,063
ClearView Wealth, Ltd.	34,533	13,254
Clinuvel Pharmaceuticals, Ltd.	12,708	148,575
Clover Corp., Ltd.	51,463	28,409
Cobalt Blue Holdings, Ltd. (A)	8,655	1,597
Codan, Ltd.	30,933	185,811
COG Financial Services, Ltd.	20,539	19,455
Cogstate, Ltd. (A)	16,116	15,107
Collins Foods, Ltd.	35,727	266,012
Cooper Energy, Ltd. (A)	756,946	52,575
Core Lithium, Ltd. (A)(B)	89,718	16,538
Corporate Travel Management, Ltd.	35,427	422,245
Costa Group Holdings, Ltd.	135,153	276,974
Credit Corp. Group, Ltd.	19,524	166,275
CSR, Ltd.	149,148	577,621
Danakali, Ltd. (A)(C)	17,023	4,612
Data#3, Ltd.	50,636	262,289
De Grey Mining, Ltd. (A)	381,355	343,224
De Grey Mining, Ltd., Additional Offering (A)	12,716	11,445
Deep Yellow, Ltd. (A)	54,202	36,615
Deterra Royalties, Ltd.	20,423	66,778
Dicker Data, Ltd.	16,832	129,221
Domain Holdings Australia, Ltd.	83,331	188,007
Domino’s Pizza Enterprises, Ltd.	1,927	68,395
Downer EDI, Ltd.	156,303	437,396
Eagers Automotive, Ltd.	41,786	369,680
Earlypay, Ltd. (A)	42,680	6,478
Elanor Investor Group	27,964	22,480
Elders, Ltd. (B)	53,058	257,327
Emeco Holdings, Ltd.	116,009	46,673
Emerald Resources NL (A)	64,988	122,069
EML Payments, Ltd. (A)	79,307	44,899
Energy World Corp., Ltd. (A)	328,859	3,241
Enero Group, Ltd.	10,415	10,932
EQT Holdings, Ltd.	8,460	144,381
Estia Health, Ltd.	67,959	138,023
Eureka Group Holdings, Ltd.	19,428	5,457
European Lithium, Ltd. (A)	238,993	12,076
Euroz Hartleys Group, Ltd.	45,960	25,939
EVT, Ltd.	27,397	196,945
Fiducian Group, Ltd.	1,107	3,984
Finbar Group, Ltd. (A)	71,892	31,581
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	3

	Shares	Value
Australia (continued)
Firefinch, Ltd. (A)(C)	160,759	$21,244
FleetPartners Group, Ltd. (A)	101,873	189,634
Fleetwood, Ltd.	32,879	34,831
Flight Centre Travel Group, Ltd.	43,904	531,279
Frontier Digital Ventures, Ltd. (A)	57,371	16,253
G8 Education, Ltd.	240,494	150,245
Galan Lithium, Ltd. (A)(B)	63,662	25,664
Generation Development Group, Ltd.	17,607	19,692
Gold Road Resources, Ltd.	287,157	367,637
GR Engineering Services, Ltd.	6,821	10,136
GrainCorp, Ltd., Class A	73,111	368,383
Grange Resources, Ltd.	200,708	56,914
GUD Holdings, Ltd.	49,539	361,054
GWA Group, Ltd.	68,070	88,317
Hansen Technologies, Ltd.	58,148	205,243
Harvey Norman Holdings, Ltd.	101,226	262,853
Healius, Ltd. (A)	144,876	143,139
Healius, Ltd., Entitlement Offer (A)	39,692	39,216
Helia Group, Ltd.	120,934	329,543
Helloworld Travel, Ltd.	23,085	39,034
Highfield Resources, Ltd. (A)	45,811	10,287
Horizon Oil, Ltd.	11,332	1,160
HUB24, Ltd.	21,626	480,054
Humm Group, Ltd.	135,426	39,334
Iluka Resources, Ltd.	50,745	230,444
Imdex, Ltd.	159,638	190,552
Infomedia, Ltd.	111,115	109,667
Inghams Group, Ltd.	113,255	284,062
Insignia Financial, Ltd.	175,775	244,294
Integral Diagnostics, Ltd.	60,871	71,640
Ioneer, Ltd. (A)(B)	466,451	47,641
IPH, Ltd.	61,883	278,265
IRESS, Ltd.	61,000	282,964
IVE Group, Ltd.	39,068	51,401
JB Hi-Fi, Ltd.	10,413	328,753
Johns Lyng Group, Ltd.	56,477	220,568
Jumbo Interactive, Ltd.	11,374	102,125
Jupiter Mines, Ltd.	455,380	52,344
Karoon Energy, Ltd. (A)	257,924	339,442
Kelsian Group, Ltd.	43,091	188,611
Kogan.com, Ltd. (A)	15,803	54,606
Liberty Financial Group, Ltd.	3,600	9,849
Lifestyle Communities, Ltd.	25,616	282,584
Link Administration Holdings, Ltd.	165,552	149,626
Lovisa Holdings, Ltd.	17,691	224,173
Lycopodium, Ltd.	4,375	30,267
MA Financial Group, Ltd.	20,932	71,724
Macmahon Holdings, Ltd.	496,385	58,885
Macquarie Technology Group, Ltd. (A)	1,620	73,982
Mader Group, Ltd.	4,772	21,562
Magellan Financial Group, Ltd.	30,628	150,486
MaxiPARTS, Ltd.	7,688	12,380
Mayne Pharma Group, Ltd.	23,804	81,942
McMillan Shakespeare, Ltd.	23,521	276,755
4	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Australia (continued)
Megaport, Ltd. (A)	10,493	$67,443
Mesoblast, Ltd. (A)(B)	86,396	23,171
Metals X, Ltd. (A)	195,027	33,440
Metcash, Ltd.	218,071	521,311
Michael Hill International, Ltd.	16,258	8,826
Michael Hill International, Ltd. (New Zealand Exchange)	43,259	23,441
MMA Offshore, Ltd. (A)	92,633	96,803
Monadelphous Group, Ltd.	29,579	276,410
Monash IVF Group, Ltd.	129,690	111,590
Mount Gibson Iron, Ltd. (A)	210,281	72,018
Myer Holdings, Ltd.	192,016	65,886
MyState, Ltd.	29,830	60,546
Nanosonics, Ltd. (A)	71,381	203,967
Navigator Global Investments, Ltd.	51,211	41,524
Neometals, Ltd. (A)	33,926	4,480
Netwealth Group, Ltd.	30,596	300,624
New Hope Corp., Ltd.	137,643	471,559
nib holdings, Ltd.	117,095	586,542
Nick Scali, Ltd.	23,090	167,479
Nickel Industries, Ltd.	334,194	158,282
Nine Entertainment Company Holdings, Ltd.	279,774	357,046
Novonix, Ltd. (A)(B)	46,257	21,034
NRW Holdings, Ltd.	141,666	261,020
Nufarm, Ltd.	108,665	339,971
Objective Corp., Ltd.	4,348	32,628
OceanaGold Corp.	210,973	370,033
OFX Group, Ltd. (A)	95,044	90,071
Omni Bridgeway, Ltd. (A)	95,000	97,295
oOh!media, Ltd.	154,139	146,620
OreCorp, Ltd. (A)	20,841	6,681
Orora, Ltd.	429,778	720,020
Pacific Current Group, Ltd.	16,873	91,236
Pacific Smiles Group, Ltd.	11,867	8,553
Pact Group Holdings, Ltd. (A)	33,533	15,177
Paladin Energy, Ltd. (A)	720,077	460,329
Panoramic Resources, Ltd. (A)(C)	663,014	15,333
Pantoro, Ltd. (A)	705,904	24,675
Peet, Ltd.	115,617	93,132
Peninsula Energy, Ltd. (A)	98,506	6,424
PeopleIN, Ltd.	17,116	14,223
Perenti, Ltd. (A)	186,413	129,044
Perpetual, Ltd.	31,074	461,413
Perseus Mining, Ltd.	406,388	514,405
PEXA Group, Ltd. (A)	29,724	234,614
Pinnacle Investment Management Group, Ltd.	31,541	183,263
Platinum Asset Management, Ltd.	139,628	113,161
PointsBet Holdings, Ltd. (A)	41,968	20,811
Praemium, Ltd. (A)	110,359	30,686
Premier Investments, Ltd.	19,173	308,825
Probiotec, Ltd.	4,196	6,800
Propel Funeral Partners, Ltd.	9,089	29,499
PSC Insurance Group, Ltd.	27,514	81,422
PWR Holdings, Ltd.	26,246	172,762
QANTM Intellectual Property, Ltd.	11,929	7,431
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	5

	Shares	Value
Australia (continued)
Ramelius Resources, Ltd.	295,584	$331,845
ReadyTech Holdings, Ltd. (A)	11,234	26,488
Red 5, Ltd. (A)	986,670	227,142
Regis Healthcare, Ltd.	40,833	75,463
Regis Resources, Ltd. (A)	227,903	291,300
Resolute Mining, Ltd. (A)	679,286	194,552
Retail Food Group, Ltd. (A)	331,273	13,392
Ridley Corp., Ltd.	94,684	143,611
RPMGlobal Holdings, Ltd. (A)	61,685	62,026
Sandfire Resources, Ltd. (A)	135,984	549,108
Select Harvests, Ltd.	34,755	77,550
Servcorp, Ltd.	13,949	30,890
Service Stream, Ltd.	194,862	115,635
Seven West Media, Ltd. (A)	295,535	48,794
SG Fleet Group, Ltd.	32,488	49,168
Shaver Shop Group, Ltd.	21,893	14,672
Sigma Healthcare, Ltd.	282,914	130,793
Silver Lake Resources, Ltd. (A)	319,504	229,450
Silver Mines, Ltd. (A)	100,705	11,576
Sims, Ltd.	51,011	448,978
SmartGroup Corp., Ltd.	40,678	231,042
SolGold PLC (A)	193,333	20,615
Solvar, Ltd.	66,609	45,885
Southern Cross Electrical Engineering, Ltd.	43,054	23,900
Southern Cross Media Group, Ltd.	84,254	58,362
SRG Global, Ltd.	95,903	41,860
St. Barbara, Ltd. (A)	252,512	35,069
Strandline Resources, Ltd. (A)(B)(C)	154,105	9,673
Strike Energy, Ltd. (A)	276,251	74,001
Super Retail Group, Ltd.	43,131	395,368
Superloop, Ltd. (A)	117,047	50,646
Symbio Holdings, Ltd.	15,935	30,665
Syrah Resources, Ltd. (A)(B)	215,425	90,104
Tabcorp Holdings, Ltd.	586,760	278,595
Technology One, Ltd.	36,764	380,343
Temple & Webster Group, Ltd. (A)	23,096	124,016
Ten Sixty Four, Ltd. (A)(C)	77,809	29,305
Terracom, Ltd.	98,531	20,781
The Reject Shop, Ltd.	7,826	26,878
The Star Entertainment Group, Ltd. (A)	724,164	250,778
Tyro Payments, Ltd. (A)	105,098	73,373
Ventia Services Group Pty, Ltd.	19,166	38,027
Viva Energy Group, Ltd. (D)	184,907	374,907
Webjet, Ltd. (A)	115,598	501,205
West African Resources, Ltd. (A)	294,711	181,333
Westgold Resources, Ltd. (A)	150,966	212,182
Widgie Nickel, Ltd. (A)	8,042	585
Wiluna Mining Corp., Ltd. (A)(C)	10,005	271
Xanadu Mines, Ltd. (A)	6,468	235
Zip Company, Ltd. (A)(B)	91,773	24,538
Austria 1.4%		8,160,077
Addiko Bank AG (A)	1,199	17,939
Agrana Beteiligungs AG	4,305	63,489
6	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Austria (continued)
ams AG (A)(B)	77,810	$151,786
ANDRITZ AG	17,100	927,752
AT&S Austria Technologie & Systemtechnik AG	7,395	198,355
BAWAG Group AG (A)(D)	19,590	1,021,828
CA Immobilien Anlagen AG	9,901	322,940
DO & Company AG	2,399	328,948
Eurotelesites AG (A)	8,126	29,498
EVN AG	9,287	272,962
Fabasoft AG	1,301	29,908
FACC AG (A)	6,411	40,046
IMMOFINANZ AG (A)	4,416	91,150
Kapsch TrafficCom AG (A)	2,742	27,406
Kontron AG	14,916	355,685
Lenzing AG (A)	5,066	192,706
Mayr Melnhof Karton AG	2,100	257,743
Oesterreichische Post AG	5,671	194,303
Palfinger AG	4,501	116,295
POLYTEC Holding AG	4,411	17,256
Porr AG	4,862	63,666
Raiffeisen Bank International AG	23,498	391,807
RHI Magnesita NV	5,454	192,634
RHI Magnesita NV (London Stock Exchange)	5,892	208,043
Rosenbauer International AG (A)	1,314	42,989
Schoeller-Bleckmann Oilfield Equipment AG	2,768	125,062
Semperit AG Holding	3,014	46,391
Telekom Austria AG (A)	32,504	257,017
UBM Development AG	1,455	31,901
UNIQA Insurance Group AG	33,264	274,182
Vienna Insurance Group AG	9,338	267,139
voestalpine AG	27,517	773,484
Wienerberger AG	26,991	770,078
Zumtobel Group AG	8,422	57,689
Belgium 1.6%		9,030,745
Ackermans & van Haaren NV	6,238	1,030,209
AGFA-Gevaert NV (A)	41,215	61,036
Atenor (B)	8,273	49,817
Azelis Group NV	2,996	67,134
Barco NV	20,159	338,825
Bekaert SA	10,307	478,431
bpost SA	25,672	129,178
Cie d’Entreprises CFE	2,358	18,824
Deceuninck NV	22,742	56,228
Deme Group NV	2,098	222,406
Econocom Group SA/NV	29,858	80,100
Etablissements Franz Colruyt NV	13,902	600,129
Euronav NV	64,024	1,146,899
EVS Broadcast Equipment SA	4,231	130,103
Fagron	19,779	374,780
Galapagos NV (A)	10,447	390,474
Gimv NV	5,923	283,142
Greenyard NV	986	6,315
Immobel SA	1,341	40,693
Ion Beam Applications	5,822	69,262
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	7

	Shares	Value
Belgium (continued)
Jensen-Group NV	1,485	$56,732
Kinepolis Group NV	4,120	204,055
Lotus Bakeries NV	111	963,993
Melexis NV	5,920	544,945
Ontex Group NV (A)(B)	17,990	137,405
Orange Belgium SA (A)	4,464	65,715
Proximus SADP	34,603	332,096
Recticel SA	14,101	155,397
Sipef NV	2,118	124,145
Tessenderlo Group SA	6,238	187,415
Van de Velde NV	2,367	86,663
VGP NV	2,286	235,337
Viohalco SA	18,237	108,244
What’s Cooking BV	191	14,222
X-Fab Silicon Foundries SE (A)(D)	20,933	240,396
Bermuda 0.2%		1,080,888
BW Energy, Ltd. (A)	25,313	57,814
Hiscox, Ltd.	78,654	1,010,255
Northern Ocean, Ltd. (A)	11,312	12,819
Cambodia 0.0%		170,070
NagaCorp, Ltd. (A)	352,534	170,070
Canada 10.7%		60,702,928
5N Plus, Inc. (A)	33,489	81,443
Acadian Timber Corp.	3,534	42,165
Advantage Energy, Ltd. (A)	62,206	426,335
Aecon Group, Inc.	21,101	179,140
Africa Oil Corp.	19,125	35,658
Ag Growth International, Inc.	5,425	202,336
AGF Management, Ltd., Class B	17,693	94,662
Aimia, Inc. (A)	22,533	49,485
Alamos Gold, Inc., Class A	62,141	920,930
Alaris Equity Partners Income	6,113	68,610
Algoma Central Corp. (B)	5,552	62,764
Altius Minerals Corp.	13,308	190,948
Altus Group, Ltd.	13,736	404,908
Amerigo Resources, Ltd. (B)	49,100	49,934
Andlauer Healthcare Group, Inc. (B)	4,695	138,399
Andrew Peller, Ltd., Class A (B)	11,193	37,119
Aritzia, Inc. (A)	26,338	510,863
Ascot Resources, Ltd. (A)	44,475	16,060
Atco, Ltd., Class I	21,907	598,146
Athabasca Oil Corp. (A)	150,957	431,639
ATS Corp. (A)	22,891	900,997
Aurora Cannabis, Inc. (A)(B)	11,162	5,100
AutoCanada, Inc. (A)(B)	7,343	99,353
B2Gold Corp.	328,335	1,108,202
Badger Infrastructure Solutions, Ltd.	11,458	345,864
Ballard Power Systems, Inc. (A)(B)	48,471	172,530
Bausch Health Companies, Inc. (A)	64,640	461,153
Baytex Energy Corp.	139,850	539,014
Birch Mountain Resources, Ltd. (A)(C)	11,200	1
Birchcliff Energy, Ltd. (B)	74,693	357,791
8	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Canada (continued)
Bird Construction, Inc.	15,285	$134,044
Black Diamond Group, Ltd.	14,617	91,777
BlackBerry, Ltd. (A)	75,502	277,092
BMTC Group, Inc.	4,096	36,222
Bombardier, Inc., Class A (A)	816	28,209
Bombardier, Inc., Class B (A)	25,373	876,214
Bonterra Energy Corp. (A)	1,314	5,859
Boralex, Inc., Class A	26,496	601,991
Boyd Group Services, Inc.	6,239	1,189,638
Bridgemarq Real Estate Services (B)	2,800	24,411
Brookfield Infrastructure Corp., Class A	4,884	151,780
Calian Group, Ltd.	3,839	159,365
Canaccord Genuity Group, Inc.	27,936	136,082
Canacol Energy, Ltd. (B)	7,454	38,727
Canada Goose Holdings, Inc. (A)(B)	15,792	175,150
Canadian Western Bank	29,399	634,799
Canfor Corp. (A)	15,627	184,836
Capital Power Corp. (B)	33,605	913,832
Capstone Copper Corp. (A)(B)	171,933	704,482
Cardinal Energy, Ltd.	41,663	206,941
Cargojet, Inc.	540	39,150
Cascades, Inc.	22,215	201,039
Celestica, Inc. (A)	34,767	936,720
Celestica, Inc. (New York Stock Exchange) (A)	2,400	64,704
Centerra Gold, Inc.	49,616	303,850
CES Energy Solutions Corp.	87,804	223,239
China Gold International Resources Corp., Ltd. (B)	90,882	369,033
CI Financial Corp.	46,339	480,140
Cogeco Communications, Inc.	4,030	154,702
Cogeco, Inc.	1,492	51,469
Colliers International Group, Inc. (B)	4,921	512,064
Computer Modelling Group, Ltd.	26,233	194,870
Conifex Timber, Inc. (A)	4,700	2,044
Corby Spirit and Wine, Ltd. (B)	3,644	33,165
Corus Entertainment, Inc., B Shares	72,507	30,992
Crescent Point Energy Corp.	141,896	998,642
Crescent Point Energy Corp. (New York Stock Exchange)	20,800	146,432
Crew Energy, Inc. (A)	22,300	79,047
Cronos Group, Inc. (A)(B)	31,132	62,887
Definity Financial Corp.	7,503	204,419
Denison Mines Corp. (A)	213,378	385,258
Dexterra Group, Inc.	10,134	41,971
Doman Building Materials Group, Ltd.	22,255	109,721
Dorel Industries, Inc., Class B (A)	8,944	33,154
DREAM Unlimited Corp., Class A (B)	7,615	113,303
Dundee Precious Metals, Inc.	62,633	462,495
Dye & Durham, Ltd.	4,330	44,131
Dynacor Group, Inc.	9,900	28,454
ECN Capital Corp.	39,234	64,766
E-L Financial Corp., Ltd.	574	425,123
Eldorado Gold Corp. (A)	55,706	731,143
Endeavour Silver Corp. (A)(B)	36,791	80,797
Endeavour Silver Corp. (New York Stock Exchange) (A)	1,400	3,052
Enerflex, Ltd. (B)	26,535	113,809
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	9

	Shares	Value
Canada (continued)
Enerplus Corp.	71,048	$1,128,328
Enghouse Systems, Ltd.	14,691	368,967
Ensign Energy Services, Inc. (A)(B)	44,738	68,577
EQB, Inc.	8,012	451,098
Equinox Gold Corp. (A)	76,791	420,470
ERO Copper Corp. (A)	15,656	192,909
Evertz Technologies, Ltd.	8,417	75,985
Exchange Income Corp. (B)	6,091	203,654
Exco Technologies, Ltd. (B)	7,690	43,637
Extendicare, Inc.	22,060	113,312
Fiera Capital Corp. (B)	24,267	86,914
Finning International, Inc.	41,084	1,044,850
Firm Capital Mortgage Investment Corp.	7,600	56,904
First Majestic Silver Corp.	74,599	445,851
First Majestic Silver Corp. (New York Stock Exchange)	3,855	23,014
First Mining Gold Corp. (A)	127,000	12,635
First National Financial Corp.	5,098	138,068
Fission Uranium Corp. (A)(B)	139,747	104,016
Fortuna Silver Mines, Inc. (A)	91,343	354,077
Fraser Papers Holdings, Inc. (A)(C)	4,800	0
Freehold Royalties, Ltd. (B)	37,909	389,161
Frontera Energy Corp. (A)	13,744	86,093
Galiano Gold, Inc. (A)	31,531	20,448
Gamehost, Inc.	6,100	41,402
GDI Integrated Facility Services, Inc. (A)	4,900	128,806
Gear Energy, Ltd. (B)	35,000	17,281
Gibson Energy, Inc.	45,359	684,588
goeasy, Ltd.	3,130	307,429
GoGold Resources, Inc. (A)	53,900	57,199
GoldMining, Inc. (A)(B)	22,500	20,229
GoldMoney, Inc. (A)	3,599	21,589
Gran Tierra Energy, Inc. (A)	13,113	82,914
Guardian Capital Group, Ltd., Class A	5,500	178,787
H2O Innovation, Inc. (A)	6,200	19,327
Hanfeng Evergreen, Inc. (A)(C)	3,700	6
Headwater Exploration, Inc.	63,768	333,655
Heroux-Devtek, Inc. (A)	9,392	104,721
High Liner Foods, Inc.	6,893	55,319
HLS Therapeutics, Inc.	2,600	6,687
Hudbay Minerals, Inc.	94,803	430,367
IAMGOLD Corp. (A)	136,814	346,837
Imperial Metals Corp. (A)	22,308	36,990
Information Services Corp.	4,400	67,510
Innergex Renewable Energy, Inc.	45,941	325,357
InPlay Oil Corp.	8,571	14,717
Interfor Corp. (A)	15,229	232,989
International Petroleum Corp. (A)	1,489	18,106
International Petroleum Corp. (Nasdaq Stockholm Exchange) (A)	25,984	278,499
Jamieson Wellness, Inc. (D)	14,063	310,911
Journey Energy, Inc. (A)(B)	6,200	18,596
K92 Mining, Inc. (A)(B)	12,008	52,565
KAB Distribution, Inc. (A)(C)	18,405	0
Karora Resources, Inc. (A)(B)	39,895	141,416
K-Bro Linen, Inc.	3,186	82,365
10	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Canada (continued)
Kelt Exploration, Ltd. (A)	56,755	$280,649
Kinaxis, Inc. (A)	926	103,044
Knight Therapeutics, Inc. (A)	24,918	94,571
KP Tissue, Inc.	5,100	35,141
Labrador Iron Ore Royalty Corp.	17,767	411,654
Largo, Inc. (A)	6,650	13,624
Lassonde Industries, Inc., Class A	1,100	103,446
Laurentian Bank of Canada	12,381	235,859
Leon’s Furniture, Ltd.	7,854	104,184
Lightspeed Commerce, Inc. (A)	36,560	587,353
Lightstream Resources, Ltd. (A)(C)	75,972	0
Linamar Corp.	12,116	514,391
Logan Energy Corp. (A)(B)	7,882	5,228
Logistec Corp., Class B	400	18,792
Lucara Diamond Corp. (A)	124,430	32,094
Lundin Gold, Inc.	26,200	314,721
MAG Silver Corp. (A)	1,117	13,319
Magellan Aerospace Corp.	8,083	46,939
Mainstreet Equity Corp. (A)	1,607	168,167
Major Drilling Group International, Inc. (A)	26,016	147,819
Mandalay Resources Corp. (A)	8,000	11,320
Manitok Energy, Inc. (A)(C)	167	0
Maple Leaf Foods, Inc.	24,485	435,405
Marathon Gold Corp. (A)	15,600	8,967
Martinrea International, Inc.	21,632	190,981
MDA, Ltd. (A)	1,077	9,127
Medical Facilities Corp.	9,330	60,919
MEG Energy Corp. (A)	54,238	1,025,644
Melcor Developments, Ltd.	4,800	40,786
Methanex Corp.	17,137	731,475
Morguard Corp.	1,478	116,088
MTY Food Group, Inc.	6,415	243,467
Mullen Group, Ltd.	28,188	272,543
Neo Performance Materials, Inc. (B)	3,800	20,611
New Gold, Inc. (A)	202,883	281,086
NFI Group, Inc. (A)	10,378	99,119
North American Construction Group, Ltd.	8,137	167,483
Nuvei Corp. (D)	9,154	187,809
NuVista Energy, Ltd. (A)	47,705	412,029
Obsidian Energy, Ltd. (A)	2,964	22,389
Onex Corp.	7,524	508,956
Orbite Technologies, Inc. (A)(C)	105,500	0
Organigram Holdings, Inc. (A)(B)	8,800	11,414
Organigram Holdings, Inc. (Nasdaq Exchange) (A)(B)	5,900	7,552
Orla Mining, Ltd. (A)	24,669	73,992
Orla Mining, Ltd. (NYSE American Exchange) (A)(B)	11,612	34,952
Osisko Gold Royalties, Ltd.	47,110	690,185
Osisko Mining, Inc. (A)	62,228	130,697
Paramount Resources, Ltd., Class A	22,805	449,058
Parex Resources, Inc.	30,404	623,563
Park Lawn Corp.	10,727	125,693
Parkland Corp.	44,314	1,450,300
Pason Systems, Inc.	27,155	288,170
Peyto Exploration & Development Corp. (B)	54,568	503,074
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	11

	Shares	Value
Canada (continued)
PHX Energy Services Corp.	11,019	$71,297
Pine Cliff Energy, Ltd. (B)	23,500	24,592
Pizza Pizza Royalty Corp.	8,276	86,300
Polaris Renewable Energy, Inc.	7,043	67,163
Pollard Banknote, Ltd.	3,690	87,916
PrairieSky Royalty, Ltd.	61,894	1,137,122
Precision Drilling Corp. (A)	4,054	234,495
Premium Brands Holdings Corp.	13,007	846,684
Quarterhill, Inc.	40,708	49,799
Questerre Energy Corp., Class A (A)	41,900	5,867
Real Matters, Inc. (A)	18,312	74,357
Richelieu Hardware, Ltd.	15,654	496,055
Rogers Sugar, Inc.	30,411	121,021
Roots Corp. (A)	3,881	7,265
Russel Metals, Inc.	18,286	515,854
Savaria Corp.	16,877	179,721
Seabridge Gold, Inc. (A)	15,351	189,830
Secure Energy Services, Inc.	90,776	542,535
ShawCor, Ltd. (A)	22,609	230,764
Sienna Senior Living, Inc.	23,281	183,235
SilverCrest Metals, Inc. (A)	13,258	86,273
Sleep Country Canada Holdings, Inc. (D)	11,709	204,505
SNC-Lavalin Group, Inc.	49,207	1,525,219
Spartan Delta Corp.	3,941	8,771
Spin Master Corp. (D)	10,054	244,506
Sprott, Inc. (B)	7,199	234,812
Stelco Holdings, Inc. (B)	10,162	330,333
Stella-Jones, Inc.	19,006	1,094,181
Strathcona Resources, Ltd. (A)(B)	856	14,067
Superior Plus Corp. (B)	53,057	387,092
Supremex, Inc.	4,000	10,612
Taiga Building Products, Ltd.	5,000	10,686
Tamarack Valley Energy, Ltd.	99,174	268,956
Taseko Mines, Ltd. (A)(B)	90,702	109,622
TELUS Corp.	10,846	194,068
TerraVest Industries, Inc. (B)	1,900	51,821
The North West Company, Inc.	15,130	398,836
Tidewater Midstream and Infrastructure, Ltd. (B)	97,265	71,679
Tilray Brands, Inc. (A)	320	571
Timbercreek Financial Corp.	26,474	125,839
Topaz Energy Corp.	8,126	116,535
Torex Gold Resources, Inc. (A)	26,480	284,910
Total Energy Services, Inc.	14,706	85,508
Touchstone Exploration, Inc. (A)(B)	10,000	6,190
TransAlta Corp.	73,756	600,071
Transcontinental, Inc., Class A (B)	23,552	193,005
Trican Well Service, Ltd.	65,626	199,255
Tricon Residential, Inc.	70,437	554,900
Triple Flag Precious Metals Corp.	8,780	122,549
Trisura Group, Ltd. (A)	9,193	229,461
Vecima Networks, Inc.	1,797	21,546
Vermilion Energy, Inc.	44,824	566,184
VersaBank	2,000	15,918
Victoria Gold Corp. (A)	4,906	24,404
12	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Canada (continued)
Vitalhub Corp. (A)(B)	5,800	$19,106
Wajax Corp.	6,547	128,967
Wall Financial Corp.	1,600	22,380
Well Health Technologies Corp. (A)	5,173	14,486
Wesdome Gold Mines, Ltd. (A)	48,161	310,911
Western Copper & Gold Corp. (A)	42,400	52,494
Western Forest Products, Inc.	105,142	49,590
Westshore Terminals Investment Corp.	10,804	207,171
Whitecap Resources, Inc.	72,508	501,216
WildBrain, Ltd. (A)(B)	20,697	17,846
Winpak, Ltd.	9,236	266,744
Yellow Pages, Ltd. (B)	3,166	25,805
Zenith Capital Corp. (A)	5,300	689
Chile 0.0%		8,159
Marimaca Copper Corp. (A)	3,200	8,159
China 0.0%		77,954
AustAsia Group, Ltd. (A)	17,524	3,817
Bund Center Investment, Ltd.	55,500	17,720
Fosun Tourism Group (A)(D)	36,000	27,879
KRP Development Holdings, Ltd.	45,000	5,076
Xingye Alloy Materials Group, Ltd. (A)	176,000	23,462
Cyprus 0.0%		4,924
SD Standard ETC PLC (A)	28,377	4,924
Denmark 2.5%		14,152,503
ALK-Abello A/S (A)	37,407	518,325
Alm Brand A/S	249,681	410,484
Ambu A/S, Class B (A)(B)	25,818	351,330
Bang & Olufsen A/S (A)	32,663	46,218
Bavarian Nordic A/S (A)(B)	22,184	540,483
Better Collective A/S (A)(B)	8,719	197,532
Brodrene Hartmann A/S (A)	865	45,164
CBrain A/S	1,665	59,902
Chemometec A/S (B)	4,183	209,568
Columbus A/S	26,124	27,103
D/S Norden A/S	6,126	277,950
Dfds A/S	10,663	329,873
FLSmidth & Company A/S	16,670	690,024
Fluegger Group A/S	225	9,341
GN Store Nord A/S (A)	22,821	537,075
H Lundbeck A/S	71,369	340,678
H Lundbeck A/S, A Shares	2,286	9,861
H+H International A/S, Class B (A)	5,314	59,495
Harboes Bryggeri A/S, Class B (A)	1,452	14,385
ISS A/S	45,674	786,706
Jeudan A/S	3,010	95,294
Jyske Bank A/S (A)	13,263	918,277
Matas A/S	11,335	174,337
MT Hoejgaard Holding A/S (A)(B)	339	5,696
Netcompany Group A/S (A)(B)(D)	9,519	304,433
Nilfisk Holding A/S (A)	3,779	60,349
NKT A/S (A)	16,413	1,019,194
NNIT A/S (A)(D)	4,314	55,568
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	13

	Shares	Value
Denmark (continued)
North Media AS (B)	2,487	$20,990
NTG Nordic Transport Group A/S (A)(B)	2,271	92,516
Parken Sport & Entertainment A/S	1,870	38,270
Per Aarsleff Holding A/S	5,243	248,039
Ringkjoebing Landbobank A/S	7,999	1,110,118
ROCKWOOL A/S, A Shares	85	22,978
ROCKWOOL A/S, B Shares	597	161,414
Royal Unibrew A/S	14,288	923,091
RTX A/S (A)	2,997	32,076
Scandinavian Tobacco Group A/S (D)	17,106	302,696
Schouw & Company A/S	3,786	296,187
Solar A/S, B Shares	1,722	109,161
SP Group A/S	1,662	48,633
Spar Nord Bank A/S	22,183	337,032
Sparekassen Sjaelland-Fyn A/S	3,904	113,733
Sydbank A/S	17,305	760,563
TCM Group A/S (A)	1,441	8,487
Tivoli A/S	691	71,034
Topdanmark A/S	12,914	608,236
UIE PLC	5,980	159,768
Vestjysk Bank A/S	25,591	14,657
Zealand Pharma A/S (A)	11,790	578,179
Faeroe Islands 0.0%		33,258
BankNordik P/F	1,415	33,258
Finland 2.0%		11,074,833
Aktia Bank OYJ	13,331	126,877
Alma Media OYJ	11,325	110,254
Anora Group OYJ	2,753	12,509
Apetit OYJ	1,524	20,812
Aspo OYJ	5,505	36,987
Atria OYJ	4,132	45,711
Bittium OYJ (B)	10,462	54,247
Cargotec OYJ, B Shares	8,809	444,195
Citycon OYJ (A)	21,062	119,309
Digia OYJ	7,562	46,764
Enento Group OYJ (A)(D)	5,041	95,347
EQ OYJ	1,165	18,542
Finnair OYJ (A)	205,747	8,330
Finnair OYJ, New Shares (A)	2,777,574	112,451
Fiskars OYJ ABP	8,142	149,151
F-Secure OYJ	33,411	66,713
Gofore OYJ	789	19,989
Harvia OYJ	3,999	108,895
Huhtamaki OYJ	21,895	848,458
Ilkka OYJ	9,901	32,904
Incap OYJ (A)	2,230	15,603
Kamux Corp.	8,572	50,709
Kemira OYJ	23,566	396,398
Kojamo OYJ	28,367	316,187
Konecranes OYJ	15,735	622,809
Lassila & Tikanoja OYJ	8,705	90,242
Marimekko OYJ	7,820	105,387
Metsa Board OYJ, A Shares	1,067	9,563
14	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Finland (continued)
Metsa Board OYJ, B Shares	37,624	$287,917
Musti Group OYJ (A)	8,683	248,965
Nokian Renkaat OYJ	32,261	262,386
Olvi OYJ, A Shares	4,161	135,033
Oma Saastopankki OYJ	1,470	31,861
Oriola OYJ, A Shares	8,342	10,306
Oriola OYJ, B Shares	36,684	41,708
Orion OYJ, Class A	8,076	319,328
Orion OYJ, Class B	17,165	680,967
Outokumpu OYJ	90,724	427,488
Pihlajalinna OYJ (A)	2,615	20,410
Ponsse OYJ	3,645	92,912
Puuilo OYJ	1,767	16,770
QT Group OYJ (A)	3,412	236,336
Raisio OYJ, V Shares	34,901	74,807
Rapala VMC OYJ	5,592	16,320
Revenio Group OYJ	5,577	140,268
Sanoma OYJ	21,566	162,551
Taaleri OYJ	2,201	20,430
Talenom OYJ (B)	1,935	11,141
Teleste OYJ (A)	3,860	11,005
Terveystalo OYJ (D)	24,763	196,064
TietoEVRY OYJ	24,756	543,505
Tokmanni Group Corp.	13,828	194,476
Vaisala OYJ, A Shares	5,384	212,871
Valmet OYJ	36,338	969,877
Verkkokauppa.com OYJ (A)	6,156	17,684
Wartsila OYJ ABP	108,176	1,494,874
WithSecure OYJ (A)(B)	33,411	35,711
YIT OYJ	36,025	75,519
France 4.8%		27,189,411
ABC arbitrage	2,890	15,968
AKWEL SADIR	2,819	47,657
ALD SA (D)	45,013	310,087
Altamir	5,040	129,571
Alten SA	7,824	1,071,311
Arkema SA	4,142	421,477
Assystem SA	2,021	93,746
Atos SE (A)(B)	8,172	52,231
Aubay	920	36,335
Axway Software SA	2,311	60,315
Bastide le Confort Medical (A)	1,264	33,711
Beneteau SACA	12,369	151,429
Boiron SA	1,579	70,717
Bonduelle SCA	4,122	47,161
Bourbon Corp. (A)(C)	1,464	0
Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	121	6,585
Catana Group	5,106	34,865
CBo Territoria	8,257	33,249
Cegedim SA (A)	1,780	36,963
CGG SA (A)	213,187	144,555
Chargeurs SA (B)	5,875	54,904
Cie des Alpes	5,844	89,805
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	15

	Shares	Value
France (continued)
Cie Plastic Omnium SE	17,801	$221,324
Clariane SE (B)	20,080	47,359
Coface SA	34,901	424,568
Derichebourg SA	29,544	153,883
Ekinops SAS (A)(B)	3,234	16,544
Electricite de Strasbourg SA	351	38,115
Elior Group SA (A)(B)(D)	42,759	109,536
Elis SA	58,984	1,137,337
Equasens	1,219	78,195
Eramet SA	2,605	200,870
Etablissements Maurel et Prom SA	21,880	153,900
Eurazeo SE	11,557	868,451
Eutelsat Communications SACA (A)(B)	37,668	155,515
Exclusive Networks SA (A)	3,871	73,322
Exel Industries, A Shares	466	24,116
Fnac Darty SA	4,158	119,414
Foraco International SA (A)	20,584	26,395
Forvia SE (A)	42,729	843,369
Gaumont SA (A)	489	51,904
Gaztransport Et Technigaz SA	7,585	1,023,113
GEA	126	13,852
GL Events SACA	2,582	53,826
Groupe Crit SA	1,108	82,471
Guerbet	1,938	40,154
Haulotte Group SA (A)	3,951	10,772
ID Logistics Group SACA (A)	849	268,061
Imerys SA	9,519	277,127
Infotel SA	1,413	73,959
Interparfums SA	1,017	54,694
IPSOS SA	14,505	781,939
Jacquet Metals SACA	3,847	76,641
JCDecaux SE (A)	19,042	362,959
Kaufman & Broad SA	3,949	122,025
La Francaise De L’energie SACA (A)	411	21,407
La Francaise des Jeux SAEM (D)	7,774	281,309
Laurent-Perrier	1,118	147,354
Lectra	2,010	61,712
Linedata Services	308	17,772
LISI SA	4,461	108,998
LNA Sante SA	2,041	43,032
Lumibird (A)	2,952	42,086
Maisons du Monde SA (D)	9,334	47,586
Manitou BF SA	3,479	80,357
Mersen SA	7,233	263,453
Metropole Television SA	7,648	104,409
Nacon SA (A)	3,217	5,895
Neoen SA (D)	9,289	284,065
Nexans SA	7,583	597,064
Nexity SA	11,669	176,243
NRJ Group	6,595	50,136
Oeneo SA	2,485	35,992
Pierre Et Vacances SA (A)	26,760	40,179
Prodways Group SA (A)	86	89
Quadient SA	9,179	186,128
16	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
France (continued)
Recylex SA (A)(C)	4,454	$0
Rexel SA	60,634	1,463,204
Robertet SA	33	27,481
Rubis SCA	27,615	671,359
Samse SA	285	54,433
Savencia SA	1,501	88,224
SCOR SE	43,968	1,388,421
SEB SA	5,261	599,791
Seche Environnement SACA	847	97,275
SMCP SA (A)(D)	9,812	37,189
Societe BIC SA	7,307	491,707
Societe LDC SADIR	493	74,963
Societe pour l’Informatique Industrielle	2,047	111,672
SOITEC (A)	6,129	1,111,903
Sopra Steria Group SACA	4,921	1,015,084
SPIE SA	36,480	1,068,212
Stef SA	1,253	143,276
Synergie SE	3,038	100,701
Technip Energies NV	35,184	820,692
Television Francaise 1 SA	12,835	98,856
Thermador Groupe (B)	2,018	168,350
Tikehau Capital SCA	7,947	172,937
Trigano SA	2,721	420,084
Ubisoft Entertainment SA (A)	23,219	660,862
Valeo SE	61,277	889,760
Vallourec SACA (A)	38,555	567,272
Vantiva SA (A)	63,521	7,905
Verallia SA (D)	18,813	669,800
Vetoquinol SA	317	32,938
Vicat SACA	5,979	214,778
VIEL & Cie SA	6,888	60,282
Virbac SACA	719	224,643
Voltalia SA (A)	2,523	26,569
Vranken-Pommery Monopole SA	923	15,604
Wavestone	1,340	69,566
Gabon 0.0%		42,339
Totalenergies EP Gabon	243	42,339
Georgia 0.1%		325,016
Georgia Capital PLC (A)	5,972	75,425
TBC Bank Group PLC	7,106	249,591
Germany 5.8%		32,908,166
1&1 AG	10,633	194,411
7C Solarparken AG	13,672	52,484
Adesso SE (B)	836	89,286
Adtran Networks SE (A)	1,275	27,717
All for One Group SE	784	38,697
Allgeier SE (B)	2,876	64,871
Amadeus Fire AG	1,891	249,346
Atoss Software AG	1,254	293,726
Aurubis AG	10,264	848,950
Auto1 Group SE (A)(B)(D)	18,155	114,631
Basler AG	3,699	38,125
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	17

	Shares	Value
Germany (continued)
BayWa AG (B)	4,813	$155,752
Bechtle AG	24,471	1,213,560
Bertrandt AG	2,111	105,213
Bijou Brigitte AG	1,526	69,645
Bilfinger SE	10,096	389,640
Borussia Dortmund GmbH & Company KGaA (A)	29,529	117,226
BRANICKS Group AG	14,590	50,391
CANCOM SE	12,396	371,121
CECONOMY AG (A)	48,085	115,250
CENIT AG	2,412	32,901
Cewe Stiftung & Company KGAA	2,024	216,071
CompuGroup Medical SE & Company KGaA	8,422	324,375
CropEnergies AG	9,512	74,421
CTS Eventim AG & Company KGaA	14,749	1,011,695
Data Modul AG	635	32,441
Dermapharm Holding SE	5,347	237,300
Deutsche Beteiligungs AG (B)	4,967	139,664
Deutsche Pfandbriefbank AG (B)(D)	46,517	286,709
Deutz AG	29,998	142,045
Dr. Hoenle AG (A)(B)	1,598	28,482
Draegerwerk AG & Company KGaA	1,163	56,670
Duerr AG	18,706	412,316
DWS Group GmbH & Company KGaA (D)	5,589	189,877
Eckert & Ziegler Strahlen- und Medizintechnik AG	4,205	171,596
Elmos Semiconductor SE	2,704	233,808
ElringKlinger AG	9,007	57,547
Encavis AG (A)	35,041	521,744
Energiekontor AG	2,118	152,539
Evotec SE (A)	7,818	158,506
Fielmann Group AG	6,964	367,031
flatexDEGIRO AG (A)	12,744	148,469
FORTEC Elektronik AG	601	16,355
Fraport AG Frankfurt Airport Services Worldwide (A)	11,414	652,857
Freenet AG	39,484	1,107,907
FUCHS SE	9,623	327,269
GEA Group AG	28,317	1,041,889
Gerresheimer AG	10,784	1,021,807
Gesco SE	3,651	75,487
GFT Technologies SE	6,077	214,145
GRENKE AG	2,025	50,644
H&R GmbH & Company KGaA	6,074	29,897
Hamburger Hafen und Logistik AG (B)	9,289	169,114
Hawesko Holding SE	828	28,770
Heidelberger Druckmaschinen AG (A)	90,943	125,193
HelloFresh SE (A)	38,315	587,513
Hensoldt AG	10,475	275,579
HOCHTIEF AG	6,930	749,830
Hornbach Holding AG & Company KGaA	2,886	186,541
HUGO BOSS AG	18,148	1,272,005
Indus Holding AG	7,265	159,551
Init Innovation in Traffic Systems SE	2,239	78,762
Instone Real Estate Group SE (D)	11,939	80,002
IVU Traffic Technologies AG (B)	1,803	30,847
Jenoptik AG	18,413	496,794
18	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Germany (continued)
JOST Werke SE (D)	4,614	$208,923
K+S AG	45,391	673,259
KION Group AG	12,439	453,612
Kloeckner & Company SE (B)	24,680	259,088
Knaus Tabbert AG	893	38,594
Koenig & Bauer AG (A)	4,359	54,060
Krones AG	4,487	506,976
KSB SE & Company KGaA	73	50,969
KWS Saat SE & Company KGaA	3,598	199,295
LANXESS AG	28,186	685,696
LEG Immobilien SE (A)	12,807	981,377
Leifheit AG	2,841	49,420
Mediclin AG (A)	8,179	23,420
Medios AG (A)	1,073	20,224
METRO AG (A)	35,729	239,392
MLP SE	22,937	125,376
Nagarro SE (A)(B)	2,762	251,250
Nemetschek SE	512	44,699
New Work SE	869	69,831
Nexus AG	663	38,793
Norma Group SE	9,972	168,828
OHB SE	2,007	91,378
PATRIZIA SE	15,691	120,482
Pfeiffer Vacuum Technology AG	569	93,879
PNE AG (B)	8,274	109,426
ProSiebenSat.1 Media SE	48,591	306,238
PSI Software SE (B)	3,122	76,017
PVA TePla AG (A)	5,294	111,865
PWO AG	386	12,439
q.beyond AG (A)	10,199	6,668
R Stahl AG (A)	823	19,003
Rational AG	127	81,448
SAF-Holland SE	11,092	178,966
Salzgitter AG	8,526	252,896
Scout24 SE (D)	1,493	104,032
Secunet Security Networks AG (B)	413	63,167
SGL Carbon SE (A)(B)	17,099	113,356
Siltronic AG	4,840	461,191
Sirius Real Estate, Ltd.	337,095	374,979
Sixt SE (B)	4,442	441,658
SMA Solar Technology AG (A)(B)	3,759	228,805
Stabilus SE	8,285	518,477
Stemmer Imaging AG	270	8,704
STRATEC SE	1,576	68,188
Stroeer SE & Company KGaA	9,415	548,348
Suedzucker AG	19,363	296,301
SUESS MicroTec SE	6,541	190,040
Surteco Group SE	2,163	32,876
Synlab AG	2,086	25,953
TAG Immobilien AG (A)	46,798	641,186
Takkt AG	8,695	123,591
TeamViewer SE (A)(D)	44,499	645,455
Technotrans SE	2,893	67,754
thyssenkrupp AG	137,986	1,040,661
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	19

	Shares	Value
Germany (continued)
United Internet AG	5,782	$129,446
USU Software AG	468	8,840
VERBIO Vereinigte BioEnergie AG	6,637	228,192
Vitesco Technologies Group AG (A)	4,520	461,945
Vivoryon Therapeutics NV (A)	1,006	8,452
Vossloh AG	3,151	135,996
Wacker Chemie AG	2,715	332,265
Wacker Neuson SE	10,307	191,028
Washtec AG	4,217	153,056
Westwing Group SE (A)	3,087	29,423
Wuestenrot & Wuerttembergische AG	8,786	125,346
Zeal Network SE	3,646	130,661
Gibraltar 0.0%		14,710
888 Holdings PLC (A)	16,454	14,710
Greece 0.0%		80,231
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (A)(C)	1,810	36
Okeanis Eco Tankers Corp. (A)(D)	3,343	80,195
TT Hellenic Postbank SA (A)(C)	20,725	0
Greenland 0.0%		28,063
GronlandsBANKEN A/S	313	28,063
Hong Kong 2.0%		11,147,667
3D-Gold Jewellery Holdings, Ltd. (A)(C)	310,000	0
Aeon Credit Service Asia Company, Ltd.	60,000	41,171
Aidigong Maternal & Child Health, Ltd. (A)	588,000	23,730
Allied Group, Ltd.	360,000	71,426
Analogue Holdings, Ltd.	44,000	6,305
APAC Resources, Ltd.	218,605	28,260
Asia Financial Holdings, Ltd.	94,000	39,732
Asia Standard International Group, Ltd. (A)	236,000	13,728
ASMPT, Ltd.	77,900	797,586
Associated International Hotels, Ltd.	26,000	21,346
BOCOM International Holdings Company, Ltd. (A)	346,000	17,017
Bright Smart Securities & Commodities Group, Ltd.	132,000	22,462
Brightoil Petroleum Holdings, Ltd. (A)(C)	563,000	62,165
Build King Holdings, Ltd.	150,000	21,930
Burwill Holdings, Ltd. (A)(C)	1,216,000	4,982
Cafe de Coral Holdings, Ltd.	100,000	122,933
Century City International Holdings, Ltd. (A)	452,000	14,837
Chevalier International Holdings, Ltd.	45,524	33,812
China Baoli Technologies Holdings, Ltd. (A)	5,175	331
China Best Group Holding, Ltd. (A)	294,000	8,919
China Energy Development Holdings, Ltd. (A)	2,938,000	33,863
China Motor Bus Company, Ltd.	6,400	49,725
China Solar Energy Holdings, Ltd. (A)(C)	127,000	0
China Star Entertainment, Ltd. (A)	488,000	51,369
Chinese Estates Holdings, Ltd. (A)	183,500	33,547
Chinney Investments, Ltd.	36,000	4,612
Chow Sang Sang Holdings International, Ltd.	107,000	120,435
Chuang’s China Investments, Ltd. (A)	90,000	1,679
Chuang’s Consortium International, Ltd. (A)	340,021	18,886
CITIC Telecom International Holdings, Ltd.	476,000	182,438
C-MER Eye Care Holdings, Ltd. (A)	114,000	52,556
20	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Hong Kong (continued)
Convoy Global Holdings, Ltd. (A)(C)	630,000	$9,114
Cowell e Holdings, Inc. (A)(B)	69,000	173,378
Crystal International Group, Ltd. (D)	51,500	17,518
CSC Holdings, Ltd. (A)	4,597,500	14,723
CSI Properties, Ltd.	1,976,333	25,096
Dah Sing Banking Group, Ltd.	137,648	89,292
Dah Sing Financial Holdings, Ltd.	46,744	96,407
DFI Retail Group Holdings, Ltd.	8,200	18,226
Dickson Concepts International, Ltd.	63,500	36,483
DMX Technologies Group, Ltd. (A)(C)	34,000	0
Dynamic Holdings, Ltd.	44,000	48,713
Eagle Nice International Holdings, Ltd.	46,000	25,320
EC Healthcare	82,000	21,884
EcoGreen International Group, Ltd. (A)(C)	76,000	16,637
EganaGoldpfeil Holdings, Ltd. (A)(C)	131,750	0
Emperor International Holdings, Ltd.	508,250	28,005
Emperor Watch & Jewellery, Ltd.	1,270,000	26,839
ENM Holdings, Ltd. (A)	368,000	14,325
Esprit Holdings, Ltd. (A)	525,375	24,161
Fairwood Holdings, Ltd.	30,500	38,283
Far East Consortium International, Ltd.	400,275	71,693
First Pacific Company, Ltd.	560,000	222,090
Fountain SET Holdings, Ltd. (A)	188,000	9,468
FSE Lifestyle Services, Ltd.	13,000	9,340
Genting Hong Kong, Ltd. (A)(C)	550,000	110
Giordano International, Ltd.	299,708	102,412
Glorious Sun Enterprises, Ltd.	146,000	15,518
Golden Resources Development International, Ltd.	298,000	18,864
Gold-Finance Holdings, Ltd. (A)(C)	214,000	0
Good Resources Holdings, Ltd. (A)(C)	270,000	809
GR Life Style Company, Ltd. (A)	184,000	7,882
Great Eagle Holdings, Ltd.	55,874	84,063
G-Resources Group, Ltd.	114,080	27,008
Guotai Junan International Holdings, Ltd.	744,600	59,071
Haitong International Securities Group, Ltd. (A)	715,316	136,547
Hang Lung Group, Ltd.	197,000	263,705
Hanison Construction Holdings, Ltd.	143,631	14,720
Hao Tian International Construction Investment Group, Ltd. (A)	136,000	24,240
Harbour Centre Development, Ltd. (A)	37,500	33,811
HK Electric Investments, Ltd.	214,000	123,013
HKBN, Ltd.	216,000	93,991
HKR International, Ltd.	361,840	70,239
Hon Kwok Land Investment Company, Ltd.	64,000	11,753
Hong Kong Ferry Holdings Company, Ltd.	64,000	38,139
Hong Kong Technology Venture Company, Ltd. (A)	130,000	41,061
Hong Kong Technology Venture Company, Ltd., ADR (A)	1,717	10,577
Hongkong Chinese, Ltd. (A)	224,000	9,171
Hsin Chong Group Holdings, Ltd. (A)(C)	736,000	32,978
Hutchison Port Holdings Trust	1,122,600	171,723
Hutchison Telecommunications Hong Kong Holdings, Ltd.	516,000	69,367
Hysan Development Company, Ltd.	160,000	300,014
Imagi International Holdings, Ltd. (A)	69,281	12,430
International Housewares Retail Company, Ltd.	95,000	24,563
IPE Group, Ltd. (A)	220,000	14,079
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	21

	Shares	Value
Hong Kong (continued)
IRC, Ltd. (A)	1,194,000	$14,694
ITC Properties Group, Ltd. (A)	136,252	12,177
Jacobson Pharma Corp., Ltd.	176,000	14,156
JBM Healthcare, Ltd.	44,792	6,114
Johnson Electric Holdings, Ltd.	98,253	152,031
K Wah International Holdings, Ltd.	295,000	69,843
Kader Holdings Company, Ltd. (A)	14,000	857
Karrie International Holdings, Ltd.	180,000	12,429
Keck Seng Investments Hong Kong, Ltd.	19,000	4,820
Kerry Logistics Network, Ltd.	100,500	88,069
Kerry Properties, Ltd.	143,000	240,742
Kingmaker Footwear Holdings, Ltd.	54,000	5,718
Kowloon Development Company, Ltd.	88,000	70,340
Lai Sun Development Company, Ltd. (A)	127,179	14,379
Lai Sun Garment International, Ltd. (A)	70,269	8,987
Langham Hospitality Investments, Ltd.	390,250	33,987
Lerthai Group, Ltd. (A)(C)	18,000	2,051
Lippo China Resources, Ltd. (A)	102,800	10,522
Lippo, Ltd. (A)	31,250	4,127
Liu Chong Hing Investment, Ltd.	76,000	51,277
Luk Fook Holdings International, Ltd.	97,000	270,618
Man Wah Holdings, Ltd.	374,000	250,624
Mandarin Oriental International, Ltd.	48,800	76,138
MH Development, Ltd. (A)(C)	124,000	8,286
Miramar Hotel & Investment	86,000	113,754
Modern Dental Group, Ltd.	107,000	53,561
National Electronics Holdings	88,000	7,790
National United Resources Holdings, Ltd. (A)	109,000	1,171
New World Development Company, Ltd.	70,000	104,162
Nissin Foods Company, Ltd.	43,000	34,384
NWS Holdings, Ltd.	331,000	302,485
Oriental Watch Holdings	108,378	57,854
Oshidori International Holdings, Ltd. (A)	1,540,200	41,698
Pacific Andes International Holdings, Ltd. (A)(C)	2,171,305	0
Pacific Basin Shipping, Ltd.	1,377,000	417,822
Pacific Century Premium Developments, Ltd. (A)	32,400	980
Pacific Textiles Holdings, Ltd.	270,000	50,282
Paliburg Holdings, Ltd. (A)	101,380	10,366
Paradise Entertainment, Ltd. (A)	176,000	20,031
PC Partner Group, Ltd.	56,000	21,735
PCCW, Ltd.	876,773	444,306
Peace Mark Holdings, Ltd. (A)(C)	180,000	0
Perfect Medical Health Management, Ltd.	121,000	52,982
Pico Far East Holdings, Ltd.	254,000	45,491
Playmates Holdings, Ltd.	640,000	47,678
Plover Bay Technologies, Ltd.	88,000	22,597
PT International Development Company, Ltd. (A)	679,990	5,494
Public Financial Holdings, Ltd.	126,000	29,343
Realord Group Holdings, Ltd. (A)(B)	30,000	21,237
Regal Hotels International Holdings, Ltd. (A)	117,200	42,745
Regina Miracle International Holdings, Ltd. (D)	67,000	18,820
Sa Sa International Holdings, Ltd. (A)	146,000	19,810
SAS Dragon Holdings, Ltd.	84,000	36,011
SEA Holdings, Ltd.	68,484	15,239
22	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Hong Kong (continued)
Shangri-La Asia, Ltd. (A)	298,000	$196,755
Shun Tak Holdings, Ltd. (A)	385,250	51,751
Singamas Container Holdings, Ltd.	270,000	17,251
SITC International Holdings Company, Ltd.	139,000	209,899
SJM Holdings, Ltd. (A)	589,000	174,923
SmarTone Telecommunications Holdings, Ltd.	73,089	35,576
Solomon Systech International, Ltd. (A)	266,000	11,567
Soundwill Holdings, Ltd.	39,500	29,346
Stella International Holdings, Ltd.	131,000	159,498
Sun Hung Kai & Company, Ltd. (B)	129,318	36,451
SUNeVision Holdings, Ltd.	173,000	63,590
TAI Cheung Holdings, Ltd.	115,000	47,082
Tan Chong International, Ltd.	63,000	12,182
Television Broadcasts, Ltd. (A)(B)	105,800	44,784
Texhong International Group, Ltd. (A)	42,000	28,358
Texwinca Holdings, Ltd.	264,000	34,151
The Bank of East Asia, Ltd.	176,508	213,931
The Hongkong & Shanghai Hotels, Ltd. (A)	116,523	86,779
Theme International Holdings, Ltd. (A)	350,000	25,968
Town Health International Medical Group, Ltd.	308,000	11,819
Tradelink Electronic Commerce, Ltd.	186,000	21,465
Transport International Holdings, Ltd.	90,631	108,945
United Laboratories International Holdings, Ltd.	254,500	260,948
Up Energy Development Group, Ltd. (A)(C)	898,000	1,483
Upbest Group, Ltd.	8,000	633
Value Partners Group, Ltd.	295,000	92,171
Valuetronics Holdings, Ltd.	86,150	35,733
Vedan International Holdings, Ltd.	168,000	10,155
Vitasoy International Holdings, Ltd.	194,000	211,202
VSTECS Holdings, Ltd.	188,400	92,805
VTech Holdings, Ltd.	41,800	246,500
Wai Kee Holdings, Ltd. (A)	72,000	11,221
Wang On Group, Ltd.	1,780,000	10,001
Wealthink AI-Innovation Capital, Ltd. (A)	228,000	3,681
Wing On Company International, Ltd.	28,000	43,031
Wing Tai Properties, Ltd.	118,000	41,298
Yue Yuen Industrial Holdings, Ltd.	199,500	228,732
Yunfeng Financial Group, Ltd. (A)	46,000	5,410
Zhaobangji Lifestyle Holdings, Ltd. (A)	632,000	17,143
Ireland 0.7%		4,059,929
Bank of Ireland Group PLC	170,774	1,598,913
C&C Group PLC	122,600	207,335
Cairn Homes PLC	93,903	130,145
COSMO Pharmaceuticals NV	2,339	114,719
Dalata Hotel Group PLC	25,673	115,271
FBD Holdings PLC	7,166	86,981
Glanbia PLC	42,210	713,893
Glenveagh Properties PLC (A)(D)	59,988	70,068
Grafton Group PLC, CHESS Depositary Interest	65,373	669,658
Greencore Group PLC (A)	158,471	198,068
Hostelworld Group PLC (A)(D)	15,666	24,617
Irish Continental Group PLC	20,593	99,543
Permanent TSB Group Holdings PLC (A)	16,886	30,718
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	23

	Shares	Value
Isle of Man 0.1%		$453,549
Playtech PLC (A)	76,705	397,321
Strix Group PLC	62,220	56,228
Israel 1.1%		6,199,426
Adgar Investment and Development, Ltd.	21,013	25,769
Afcon Holdings, Ltd. (A)	677	19,622
AFI Properties, Ltd. (A)	4,473	175,684
Africa Israel Residences, Ltd.	1,267	65,902
Airport City, Ltd. (A)	1	8
Allot, Ltd. (A)	10,164	13,645
Alrov Properties and Lodgings, Ltd.	2,069	73,731
Arad, Ltd.	2,993	44,611
Ashdod Refinery, Ltd. (A)	2,625	58,580
Ashtrom Group, Ltd.	1	8
AudioCodes, Ltd.	5,373	60,876
Aura Investments, Ltd.	38,484	97,028
Automatic Bank Services, Ltd.	2,098	8,512
Avgol Industries 1953, Ltd. (A)	33,538	14,068
Azorim-Investment Development & Construction Company, Ltd. (A)	18,584	70,459
Bet Shemesh Engines Holdings 1997, Ltd.	2,169	64,039
BioLine RX, Ltd. (A)	56,614	5,560
Blue Square Real Estate, Ltd.	1,082	68,104
Carasso Motors, Ltd.	10,045	34,991
Cellcom Israel, Ltd. (A)	28,310	97,080
Ceragon Networks, Ltd. (A)	14,289	27,006
Clal Insurance Enterprises Holdings, Ltd. (A)	14,804	217,982
Compugen, Ltd. (A)	2,812	1,837
Danel Adir Yeoshua, Ltd.	1,164	93,640
Delek Automotive Systems, Ltd.	14,507	86,933
Delta Galil, Ltd.	2,564	98,648
Delta Israel Brands, Ltd.	611	6,401
Dor Alon Energy in Israel 1988, Ltd.	2,265	37,395
El Al Israel Airlines (A)	11,807	8,805
Electra Consumer Products 1970, Ltd.	2,312	45,635
Electra Real Estate, Ltd.	5,828	59,737
Ellomay Capital, Ltd. (A)	420	5,634
Energix-Renewable Energies, Ltd.	1	2
Equital, Ltd. (A)	6,322	177,528
First International Bank of Israel, Ltd.	1	24
FMS Enterprises Migun, Ltd.	748	23,981
Formula Systems 1985, Ltd.	2,659	159,061
Fox Wizel, Ltd.	1,196	76,566
Gav-Yam Lands Corp., Ltd.	4,257	31,459
Gilat Satellite Networks, Ltd. (A)	9,149	58,374
Gilat Satellite Networks, Ltd. (New York Stock Exchange) (A)	759	4,850
Globrands, Ltd.	85	8,932
Hamat Group, Ltd.	3,347	9,220
Hilan, Ltd.	3,350	171,317
IDI Insurance Company, Ltd.	2,440	59,810
IES Holdings, Ltd. (A)	762	41,426
Ilex Medical, Ltd.	1,319	19,614
Inrom Construction Industries, Ltd.	29,233	77,966
Isracard, Ltd.	37,464	146,415
Israel Canada T.R, Ltd.	28,087	69,698
24	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Israel (continued)
Israel Land Development Company, Ltd.	5,117	$42,113
Isras Investment Company, Ltd.	423	79,772
Issta, Ltd.	1,875	29,462
Kamada, Ltd. (A)	7,673	35,209
Kardan Real Estate Enterprise & Development, Ltd.	5,870	6,002
Kerur Holdings, Ltd.	1,291	23,024
Klil Industries, Ltd. (A)	300	15,398
Lapidoth Capital, Ltd.	581	8,488
Levinstein Properties, Ltd.	1,350	22,696
M Yochananof & Sons, Ltd.	1,229	46,095
Magic Software Enterprises, Ltd.	6,930	63,953
Malam - Team, Ltd.	2,400	31,062
Matrix IT, Ltd.	5,038	94,094
Max Stock, Ltd.	6,001	11,339
Mediterranean Towers, Ltd.	22,244	46,585
Mega Or Holdings, Ltd.	5,739	108,017
Mehadrin, Ltd. (A)	167	5,588
Meitav Investment House, Ltd.	8,133	26,512
Menora Mivtachim Holdings, Ltd.	3,650	86,044
Meshulam Levinstein Contracting & Engineering, Ltd.	125	7,919
Migdal Insurance & Financial Holdings, Ltd.	61,896	70,353
Mivne Real Estate KD, Ltd.	1	2
Mivtach Shamir Holdings, Ltd. (A)	1,455	34,390
Mizrahi Tefahot Bank, Ltd.	1	24
Naphtha Israel Petroleum Corp., Ltd.	12,008	55,896
Nawi Brothers, Ltd.	4,915	30,561
Nayax, Ltd. (A)	703	13,821
Neto Malinda Trading, Ltd. (A)	532	5,567
Novolog, Ltd.	76,556	26,616
Oil Refineries, Ltd.	591,341	185,660
One Software Technologies, Ltd.	9,249	115,463
OY Nofar Energy, Ltd. (A)	1,820	41,408
Palram Industries 1990, Ltd.	2,911	23,945
Partner Communications Company, Ltd. (A)	36,837	161,004
Paz Oil Company, Ltd. (A)	2,625	224,799
Perion Network, Ltd. (A)	4,764	137,026
Plasson Industries, Ltd.	710	27,866
Plus500, Ltd.	28,634	520,680
Prashkovsky Investments and Construction, Ltd.	929	19,618
Priortech, Ltd. (A)	2,299	72,971
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,831	103,354
Raval Ics, Ltd.	11,596	7,187
Retailors, Ltd.	2,095	37,482
Sano-Brunos Enterprises, Ltd.	577	38,498
Scope Metals Group, Ltd. (A)	2,284	59,870
Shikun & Binui, Ltd. (A)	1	2
Summit Real Estate Holdings, Ltd. (A)	10,195	129,194
Tadiran Group, Ltd.	651	38,477
Tamar Petroleum, Ltd. (D)	16,837	68,997
Tel Aviv Stock Exchange, Ltd. (A)	15,875	87,182
Telsys, Ltd.	899	50,242
Tiv Taam Holdings 1, Ltd.	11,851	16,616
Tower Semiconductor, Ltd. (A)	1	17
Tremor International, Ltd. (A)	17,934	32,651
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	25

	Shares	Value
Israel (continued)
Tremor International, Ltd., ADR (A)(B)	1,500	$5,460
Victory Supermarket Chain, Ltd.	2,484	22,762
YD More Investments, Ltd.	4,219	7,517
YH Dimri Construction & Development, Ltd.	1,740	112,703
Italy 4.3%		24,425,660
A2A SpA	449,642	967,040
ACEA SpA (B)	11,100	151,646
Amplifon SpA	8,134	252,821
Anima Holding SpA (D)	79,382	335,305
Aquafil SpA (B)	5,089	16,087
Arnoldo Mondadori Editore SpA	41,391	93,370
Ascopiave SpA	15,722	38,639
Avio SpA (A)	3,244	26,564
Azimut Holding SpA	30,868	750,705
Banca Generali SpA	15,375	547,972
Banca IFIS SpA	7,798	133,487
Banca Mediolanum SpA	20,715	184,321
Banca Monte dei Paschi di Siena SpA (A)	26,638	90,497
Banca Popolare di Sondrio SpA	179,908	1,115,074
Banca Profilo SpA	121,842	27,164
Banca Sistema SpA (D)	14,130	18,096
Banco BPM SpA	506,125	2,803,804
Banco di Desio e della Brianza SpA	13,389	55,383
BasicNet SpA	3,403	16,837
BFF Bank SpA (D)	17,952	205,680
Biesse SpA	1,347	16,746
BPER Banca	303,316	1,134,922
Brembo SpA	37,583	442,708
Brunello Cucinelli SpA	8,701	720,051
Buzzi SpA	29,399	858,746
Cairo Communication SpA	21,855	39,968
Carel Industries SpA (B)(D)	9,561	242,401
Cementir Holding NV	17,059	163,618
CIR SpA-Compagnie Industriali (A)	185,613	86,846
Credito Emiliano SpA	34,182	303,976
Danieli & C Officine Meccaniche SpA	3,458	102,615
Danieli & C Officine Meccaniche SpA, Savings Shares	10,269	226,873
De’ Longhi SpA	15,594	481,027
Digital Bros SpA	631	6,903
doValue SpA (D)	11,526	36,798
Elica SpA	10,005	22,970
Emak SpA	21,737	22,461
Enav SpA (D)	29,762	106,364
ERG SpA	9,603	275,429
Esprinet SpA	7,769	40,927
Eurotech SpA (A)	9,022	21,880
Fila SpA	3,770	32,935
Fincantieri SpA (A)(B)	165,161	95,729
FNM SpA	72,366	32,798
Garofalo Health Care SpA (A)	6,031	29,540
Gefran SpA	1,600	15,156
Geox SpA (A)(B)	22,422	17,400
Gruppo MutuiOnline SpA	6,107	187,730
26	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Italy (continued)
Hera SpA	214,431	$677,670
Illimity Bank SpA	13,329	77,027
IMMSI SpA	75,963	42,226
Interpump Group SpA	18,747	873,488
Iren SpA	163,174	362,701
Italgas SpA	124,590	694,075
Italmobiliare SpA	3,803	105,586
Iveco Group NV (A)	46,119	375,161
Leonardo SpA	125,939	1,932,768
LU-VE SpA	2,562	54,814
Maire Tecnimont SpA	49,836	233,414
MFE-MediaForEurope NV, Class A	46,001	111,599
MFE-MediaForEurope NV, Class B	17,951	61,739
Newlat Food SpA (A)	1,582	11,213
Openjobmetis SpA Agenzia per il Lavoro	4,189	49,285
Orsero SpA	2,504	45,689
OVS SpA (D)	66,084	143,046
Pharmanutra SpA	1,031	57,304
Piaggio & C SpA	45,394	131,152
Piovan SpA (D)	1,138	11,395
Pirelli & C. SpA (D)	75,882	377,616
RAI Way SpA (D)	29,722	158,033
Reply SpA	5,909	691,596
Rizzoli Corriere Della Sera Mediagroup SpA	44,608	34,140
Sabaf SpA (A)	2,928	46,182
Safilo Group SpA (A)(B)	50,543	45,194
Salvatore Ferragamo SpA (B)	15,561	196,960
Sanlorenzo SpA/Ameglia	454	19,711
Saras SpA	170,118	276,573
Sesa SpA	2,349	271,124
SOL SpA	9,725	289,546
Tamburi Investment Partners SpA	29,605	276,870
Technogym SpA (D)	38,512	335,240
Technoprobe SpA (A)	11,118	95,322
Telecom Italia SpA (A)	1,798,581	522,747
Tinexta SpA	953	18,082
Tod’s SpA (A)	1,555	56,440
Unieuro SpA (B)(D)	5,335	52,926
Unipol Gruppo SpA	100,902	578,802
UnipolSai Assicurazioni SpA	70,495	174,238
Webuild SpA	63,047	127,002
Wiit SpA	587	11,523
Zignago Vetro SpA	8,446	122,432
Japan 24.0%		136,220,556
&Do Holdings Company, Ltd.	2,600	18,352
A&D HOLON Holdings Company, Ltd.	6,900	87,287
Access Company, Ltd. (A)	2,400	11,853
Achilles Corp.	3,200	33,648
AD Works Group Company, Ltd.	10,540	17,528
Adastria Company, Ltd.	6,340	162,794
ADEKA Corp.	21,991	427,138
Ad-sol Nissin Corp.	2,800	30,381
Adtec Plasma Technology Company, Ltd.	1,400	15,319
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	27

	Shares	Value
Japan (continued)
Advan Group Company, Ltd.	7,300	$51,359
Advanced Media, Inc.	1,400	16,185
Adventure, Inc.	600	20,627
Aeon Delight Company, Ltd.	6,300	149,547
Aeon Fantasy Company, Ltd.	2,200	38,698
AEON Financial Service Company, Ltd.	14,900	127,672
Aeon Hokkaido Corp.	7,700	46,409
Aeon Kyushu Company, Ltd.	900	14,142
Agro-Kanesho Company, Ltd.	2,800	25,509
Ahresty Corp.	4,700	26,031
Ai Holdings Corp.	9,100	152,270
Aica Kogyo Company, Ltd.	15,200	341,789
Aichi Corp.	9,000	56,790
Aichi Financial Group, Inc.	9,590	152,325
Aichi Steel Corp.	3,300	76,803
Aichi Tokei Denki Company, Ltd.	2,400	38,099
Aida Engineering, Ltd.	15,200	89,437
Aiful Corp.	58,500	149,934
Ain Holdings, Inc.	7,400	225,299
Ainavo Holdings Company, Ltd.	2,400	18,978
Aiphone Company, Ltd.	3,500	65,431
Airport Facilities Company, Ltd.	9,200	35,125
Airtrip Corp.	4,600	48,886
Aisan Industry Company, Ltd.	10,600	94,089
AIT Corp.	2,300	25,868
Aizawa Securities Group Company, Ltd.	7,900	63,908
Ajis Company, Ltd.	1,600	24,072
Akatsuki Corp.	6,800	20,507
Akatsuki, Inc.	3,000	46,818
Akebono Brake Industry Company, Ltd. (A)	25,300	20,214
Albis Company, Ltd.	2,200	38,324
Alconix Corp.	8,400	75,010
Alinco, Inc.	5,400	37,324
Alleanza Holdings Company, Ltd.	2,600	17,801
Alpen Company, Ltd.	5,400	71,136
Alpha Corp.	2,500	25,029
AlphaPolis Company, Ltd. (A)	1,100	15,738
Alps Alpine Company, Ltd.	41,200	360,674
Alps Logistics Company, Ltd.	6,000	65,476
Altech Corp.	5,130	94,519
Amano Corp.	16,200	343,707
Amiyaki Tei Company, Ltd.	1,000	24,704
Amuse, Inc.	3,900	39,774
Amvis Holdings, Inc.	1,000	19,419
Anabuki Kosan, Inc.	1,000	13,646
Anest Iwata Corp.	10,300	76,236
AnGes, Inc. (A)	6,300	3,443
Anicom Holdings, Inc.	22,100	90,309
AOI Electronics Company, Ltd.	1,600	22,337
AOKI Holdings, Inc.	8,400	67,214
Aoyama Trading Company, Ltd.	13,000	139,264
Aoyama Zaisan Networks Company, Ltd.	5,700	41,032
Aozora Bank, Ltd. (B)	13,200	271,519
Arakawa Chemical Industries, Ltd.	5,800	39,853
28	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Arata Corp.	4,100	$173,310
Araya Industrial Company, Ltd.	1,200	23,483
ARCLANDS Corp.	11,211	124,770
Arcs Company, Ltd.	12,184	223,756
Ardepro Company, Ltd.	1,579	3,454
ARE Holdings, Inc.	21,100	271,911
Arealink Company, Ltd.	3,100	60,375
Argo Graphics, Inc.	5,500	138,969
Arisawa Manufacturing Company, Ltd.	9,500	70,314
Artnature, Inc.	6,300	33,635
Aruhi Corp.	3,200	18,093
As One Corp.	3,800	130,324
Asahi Company, Ltd.	5,200	46,202
Asahi Diamond Industrial Company, Ltd.	14,000	87,065
Asahi Intelligence Service Company, Ltd.	600	5,148
Asahi Kogyosha Company, Ltd.	2,600	49,089
Asahi Net, Inc.	6,800	28,821
Asahi Printing Company, Ltd.	3,100	18,871
Asahi Yukizai Corp.	4,000	114,551
Asanuma Corp.	3,500	87,429
Asax Company, Ltd.	4,100	19,324
Ashimori Industry Company, Ltd.	1,599	23,779
Asia Pile Holdings Corp.	7,600	36,325
ASKA Pharmaceutical Holdings Company, Ltd.	6,200	76,287
ASKUL Corp.	10,400	151,837
Astena Holdings Company, Ltd.	12,400	41,627
Asti Corp.	700	15,318
Aucnet, Inc.	3,600	44,796
Autobacs Seven Company, Ltd.	17,900	186,753
Avant Group Corp.	7,100	71,408
Avex, Inc.	9,900	93,013
Axial Retailing, Inc.	4,600	121,084
Axxzia, Inc.	1,300	8,932
Axyz Company, Ltd.	500	9,649
AZ-COM MARUWA Holdings, Inc. (B)	12,100	122,921
Bando Chemical Industries, Ltd.	9,500	100,408
Bank of the Ryukyus, Ltd.	12,300	93,209
Base Company, Ltd.	1,800	40,452
Beauty Garage, Inc.	2,200	37,469
Belc Company, Ltd.	2,700	116,266
Bell System24 Holdings, Inc.	10,500	118,076
Belluna Company, Ltd.	16,400	69,386
Benefit One, Inc. (B)	10,600	108,419
Benesse Holdings, Inc.	9,100	160,330
Bengo4.com, Inc. (A)(B)	2,000	63,517
Bic Camera, Inc.	24,900	205,159
BML, Inc.	6,700	132,899
Bookoff Group Holdings, Ltd. (B)	2,900	21,283
Bourbon Corp.	2,600	39,449
Br. Holdings Corp.	9,900	24,014
BrainPad, Inc.	5,100	35,313
Broadband Tower, Inc.	8,800	8,105
Bull-Dog Sauce Company, Ltd.	2,800	39,488
Bunka Shutter Company, Ltd.	15,100	140,975
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	29

	Shares	Value
Japan (continued)
Business Brain Showa-Ota, Inc.	2,300	$33,175
Business Engineering Corp.	1,500	44,835
BuySell Technologies Company, Ltd.	500	10,602
C Uyemura & Company, Ltd.	2,700	193,540
CAC Holdings Corp.	3,500	42,203
Canon Electronics, Inc.	6,500	86,587
Careerlink Company, Ltd.	1,500	22,184
Carenet, Inc. (B)	4,800	27,265
Carlit Holdings Company, Ltd.	7,200	46,000
Cawachi, Ltd.	4,000	68,891
CellSource Company, Ltd. (B)	1,800	19,424
Celsys, Inc.	10,300	51,039
Central Automotive Products, Ltd.	3,600	98,351
Central Glass Company, Ltd.	6,086	112,043
Central Security Patrols Company, Ltd.	2,600	43,127
Central Sports Company, Ltd.	2,400	39,783
Change Holdings, Inc.	4,800	50,558
Charm Care Corp. KK	5,400	43,868
Chilled & Frozen Logistics Holdings Company, Ltd.	5,000	51,013
Chino Corp.	2,500	34,911
Chiyoda Company, Ltd.	7,200	41,001
Chiyoda Corp. (A)	48,400	115,364
Chiyoda Integre Company, Ltd.	3,100	63,693
Chofu Seisakusho Company, Ltd.	5,700	81,085
Chori Company, Ltd.	3,700	69,649
Chubu Shiryo Company, Ltd.	7,800	57,241
Chudenko Corp.	7,000	114,995
Chuetsu Pulp & Paper Company, Ltd.	3,300	38,446
Chugai Ro Company, Ltd.	2,400	36,343
Chugin Financial Group, Inc.	36,900	264,239
Chugoku Marine Paints, Ltd.	9,300	96,898
Chuo Gyorui Company, Ltd.	300	6,143
Chuo Spring Company, Ltd.	6,400	31,229
Chuo Warehouse Company, Ltd.	2,600	19,722
CI Takiron Corp.	13,700	54,514
Citizen Watch Company, Ltd.	53,600	315,091
CKD Corp.	15,100	246,562
CK-San-Etsu Company, Ltd.	800	19,942
Cleanup Corp.	7,100	33,441
CMC Corp.	1,600	13,228
CMIC Holdings Company, Ltd.	3,400	60,736
CMK Corp.	10,800	54,897
COLOPL, Inc.	17,900	73,672
Colowide Company, Ltd.	22,400	338,141
Computer Engineering & Consulting, Ltd.	1,800	21,846
Computer Institute of Japan, Ltd.	12,240	51,094
Comture Corp.	8,100	110,326
COOKPAD, Inc. (A)	7,200	5,782
Core Corp.	2,100	25,237
Corona Corp.	5,000	31,180
Cosel Company, Ltd.	6,600	56,480
Cota Company, Ltd.	7,374	78,222
CRE, Inc.	4,200	44,664
Create Restaurants Holdings, Inc.	28,600	202,016
30	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Create SD Holdings Company, Ltd.	8,200	$169,477
Creek & River Company, Ltd.	3,400	48,136
Cresco, Ltd.	5,100	65,848
CrowdWorks, Inc. (A)	2,000	16,272
CTI Engineering Company, Ltd.	2,500	82,138
CTS Company, Ltd.	9,900	44,587
Cube System, Inc.	4,500	33,773
Curves Holdings Company, Ltd.	16,600	74,848
Cyber Security Cloud, Inc. (A)	1,500	22,588
Cybozu, Inc.	8,500	119,186
Dai Nippon Toryo Company, Ltd.	6,700	44,463
Daicel Corp.	36,600	351,798
Dai-Dan Company, Ltd.	8,400	83,980
Daido Kogyo Company, Ltd.	1,500	7,472
Daido Metal Company, Ltd.	13,000	50,885
Daido Steel Company, Ltd.	6,900	319,509
Daihatsu Diesel Manufacturing Company, Ltd.	6,500	43,197
Daihen Corp.	5,600	220,557
Daiho Corp.	2,100	51,796
Dai-Ichi Cutter Kogyo KK	1,200	10,595
Daiichi Jitsugyo Company, Ltd.	5,700	73,819
Daiichi Kensetsu Corp.	800	8,612
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	4,200	28,308
Daiichikosho Company, Ltd.	7,300	110,351
Daiken Medical Company, Ltd.	5,000	17,426
Daiki Aluminium Industry Company, Ltd.	9,100	74,305
Daikoku Denki Company, Ltd.	2,000	46,734
Daikokutenbussan Company, Ltd.	1,000	41,714
Daikyonishikawa Corp.	12,300	64,070
Dainichi Company, Ltd.	5,000	24,831
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	4,200	62,962
Daio Paper Corp.	17,300	122,401
Daiseki Company, Ltd.	11,680	309,422
Daiseki Eco. Solution Company, Ltd.	1,400	9,661
Daishi Hokuetsu Financial Group, Inc.	10,100	269,803
Daishinku Corp.	5,200	29,815
Daisue Construction Company, Ltd.	2,300	21,005
Daito Pharmaceutical Company, Ltd.	4,895	64,396
Daitron Company, Ltd.	2,800	56,148
Daiwa Industries, Ltd.	8,700	85,113
Daiwabo Holdings Company, Ltd.	24,400	479,968
DCM Holdings Company, Ltd.	26,820	231,530
Dear Life Company, Ltd.	9,300	55,081
DeNA Company, Ltd.	18,700	189,974
Denka Company, Ltd.	10,400	186,127
Densan System Holdings Company, Ltd.	2,200	41,296
Denyo Company, Ltd.	4,900	71,517
Dexerials Corp.	15,700	492,845
DIC Corp.	20,100	330,829
Digital Arts, Inc.	3,700	120,312
Digital Hearts Holdings Company, Ltd.	3,200	21,641
Digital Holdings, Inc.	4,900	41,835
Digital Information Technologies Corp.	2,800	30,957
Dip Corp.	10,400	222,383
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	31

	Shares	Value
Japan (continued)
Direct Marketing MiX, Inc.	7,000	$21,812
DKK Company, Ltd.	2,400	39,140
DKK-Toa Corp.	2,500	14,862
DKS Company, Ltd.	3,000	37,960
DMG Mori Company, Ltd.	17,900	322,515
Doshisha Company, Ltd.	6,600	94,248
Double Standard, Inc.	2,100	21,361
Doutor Nichires Holdings Company, Ltd.	9,293	137,878
Dowa Holdings Company, Ltd.	7,500	266,454
DTS Corp.	10,700	254,620
Duskin Company, Ltd.	11,200	246,591
DyDo Group Holdings, Inc.	2,800	113,288
Eagle Industry Company, Ltd.	7,100	79,613
EAT&HOLDINGS Company, Ltd.	1,800	24,843
Ebara Foods Industry, Inc.	2,200	42,026
Ebara Jitsugyo Company, Ltd.	2,900	57,777
Ebase Company, Ltd.	8,000	43,580
Eco’s Company, Ltd.	2,200	33,071
EDION Corp.	18,100	181,364
eGuarantee, Inc.	11,200	147,273
E-Guardian, Inc.	1,019	10,590
Eidai Company, Ltd.	12,000	17,987
Eiken Chemical Company, Ltd.	10,700	119,241
Eizo Corp.	4,900	161,551
Elan Corp.	10,800	74,459
Elecom Company, Ltd.	12,100	132,752
Elematec Corp.	5,800	69,292
EM Systems Company, Ltd.	4,100	19,675
en-japan, Inc.	8,000	139,980
Enomoto Company, Ltd.	900	9,636
Enplas Corp.	1,600	144,283
Entrust, Inc.	3,300	18,998
eRex Company, Ltd. (B)	9,100	40,439
ERI Holdings Company, Ltd.	1,000	11,621
ES-Con Japan, Ltd.	11,200	69,316
Eslead Corp.	1,500	32,238
ESPEC Corp.	5,300	84,694
Exedy Corp.	8,500	146,564
EXEO Group, Inc.	14,900	313,611
Ezaki Glico Company, Ltd.	13,400	369,901
F&M Company, Ltd.	2,400	32,140
FALCO HOLDINGS Company, Ltd.	3,200	45,777
Fancl Corp.	2,000	30,823
FCC Company, Ltd.	10,400	128,568
FDK Corp. (A)	5,300	26,771
Feed One Company, Ltd.	8,108	43,382
Felissimo Corp.	1,900	11,699
Ferrotec Holdings Corp.	12,100	244,417
Fibergate, Inc.	2,500	16,252
FIDEA Holdings Company, Ltd.	5,140	51,041
Financial Partners Group Company, Ltd.	10,400	114,533
FINDEX, Inc.	3,900	25,105
First Juken Company, Ltd.	3,400	24,638
Fixstars Corp.	7,200	66,022
32	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
FJ Next Holdings Company, Ltd.	5,200	$40,275
Focus Systems Corp.	2,900	19,402
Food & Life Companies, Ltd.	17,400	336,642
Forum Engineering, Inc.	5,600	30,113
Forval Corp.	1,600	15,023
Foster Electric Company, Ltd.	5,700	42,869
FP Corp.	5,400	101,871
France Bed Holdings Company, Ltd.	7,500	63,369
Freebit Company, Ltd.	3,500	28,153
Freund Corp.	3,000	17,294
FTGroup Company, Ltd.	3,000	25,859
Fudo Tetra Corp.	5,420	80,286
Fuji Corp. (Aichi)	20,500	347,585
Fuji Corp. (Miyagi)	3,800	41,073
Fuji Corp., Ltd.	8,700	42,047
Fuji Kyuko Company, Ltd.	6,800	198,983
Fuji Media Holdings, Inc.	7,400	76,297
Fuji Oil Company, Ltd.	9,700	23,848
Fuji Oil Holdings, Inc.	12,900	202,905
Fuji Pharma Company, Ltd.	4,500	47,452
Fuji Seal International, Inc.	13,300	150,775
Fuji Soft, Inc.	2,300	93,028
Fujibo Holdings, Inc.	3,200	79,789
Fujicco Company, Ltd.	5,900	77,166
Fujikura Composites, Inc.	6,700	64,161
Fujikura Kasei Company, Ltd.	9,600	28,982
Fujikura, Ltd.	33,200	255,882
Fujimi, Inc.	11,400	225,516
Fujimori Kogyo Company, Ltd.	4,800	126,083
Fujisash Company, Ltd.	45,100	23,174
Fujishoji Company, Ltd.	2,400	18,741
Fujita Kanko, Inc. (A)	400	10,728
Fujiya Company, Ltd.	3,900	65,922
FuKoKu Company, Ltd.	3,000	28,408
Fukuda Corp.	1,700	59,917
Fukuda Denshi Company, Ltd.	5,600	251,940
Fukui Computer Holdings, Inc.	3,800	67,834
Fukushima Galilei Company, Ltd.	4,000	132,618
Fukuyama Transporting Company, Ltd.	5,800	144,027
FULLCAST Holdings Company, Ltd.	6,100	79,067
Fumakilla, Ltd.	1,500	11,799
Funai Soken Holdings, Inc.	10,530	179,511
Furukawa Company, Ltd.	8,000	101,327
Furukawa Electric Company, Ltd.	17,500	281,619
Furuno Electric Company, Ltd.	6,200	75,945
Furuya Metal Company, Ltd.	1,000	64,554
Furyu Corp.	5,600	46,690
Fuso Chemical Company, Ltd.	5,800	171,901
Fuso Pharmaceutical Industries, Ltd.	2,500	32,205
Futaba Corp. (A)	11,457	42,886
Futaba Industrial Company, Ltd.	17,100	99,067
Future Corp.	13,500	164,552
Fuyo General Lease Company, Ltd.	1,800	146,474
G-7 Holdings, Inc.	5,700	46,354
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	33

	Shares	Value
Japan (continued)
Gakken Holdings Company, Ltd.	8,100	$53,422
Gakkyusha Company, Ltd.	2,400	31,384
Gecoss Corp.	4,100	29,369
Genki Sushi Company, Ltd.	3,000	64,593
Genky DrugStores Company, Ltd.	2,600	89,402
Geo Holdings Corp.	7,500	119,060
Gift Holdings, Inc.	1,600	21,926
Giken, Ltd.	100	1,258
GL Sciences, Inc.	2,800	46,300
GLOBERIDE, Inc.	4,300	58,883
Glory, Ltd.	12,000	224,826
Glosel Company, Ltd.	4,400	19,062
GMO Financial Gate, Inc.	400	25,224
GMO Financial Holdings, Inc.	9,400	46,057
GMO GlobalSign Holdings KK	1,600	26,927
GMO internet group, Inc.	1,000	16,040
Godo Steel, Ltd.	2,300	71,141
Goldcrest Company, Ltd.	5,770	78,194
Good Com Asset Company, Ltd.	4,800	32,775
Grandy House Corp.	5,700	22,725
Gree, Inc.	5,800	22,249
Gremz, Inc.	2,600	37,002
GS Yuasa Corp. (B)	18,900	278,207
GSI Creos Corp.	2,200	30,565
G-Tekt Corp.	7,000	82,585
Gun-Ei Chemical Industry Company, Ltd.	1,900	39,558
GungHo Online Entertainment, Inc.	13,400	207,310
Gunze, Ltd.	4,500	146,221
H.U. Group Holdings, Inc.	15,600	271,503
H2O Retailing Corp.	25,500	283,797
Hagihara Industries, Inc.	4,100	44,053
Hagiwara Electric Holdings Company, Ltd.	2,200	73,470
Hakudo Company, Ltd.	2,400	37,270
Hakuto Company, Ltd.	2,800	103,527
Halows Company, Ltd.	3,100	86,824
Hamakyorex Company, Ltd.	4,300	116,169
Handsman Company, Ltd.	1,300	8,522
Hanwa Company, Ltd.	8,100	250,178
Happinet Corp.	5,200	90,756
Hard Off Corp. Company, Ltd.	3,900	40,351
Harima Chemicals Group, Inc.	4,000	21,491
Harmonic Drive Systems, Inc.	500	15,130
Hashimoto Sogyo Holdings Company, Ltd.	2,400	19,431
Hazama Ando Corp.	42,500	314,116
Heiwa Corp.	15,400	218,904
Heiwa Real Estate Company, Ltd.	6,500	177,416
Heiwado Company, Ltd.	7,300	114,507
Hennge KK (A)	4,800	39,955
Hibiya Engineering, Ltd.	5,400	86,173
HI-LEX Corp.	6,800	69,864
Himacs, Ltd.	1,100	10,540
Hioki EE Corp.	3,100	137,436
Hirakawa Hewtech Corp.	3,600	33,230
Hirano Tecseed Company, Ltd.	3,200	41,139
34	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Hirata Corp.	1,600	$69,075
Hirogin Holdings, Inc.	68,300	429,039
Hirose Tusyo, Inc.	600	11,944
Hiroshima Electric Railway Company, Ltd. (A)	100	529
Hiroshima Gas Company, Ltd.	16,200	40,899
Hisaka Works, Ltd.	6,800	44,044
Hitachi Zosen Corp.	46,980	287,069
Hito Communications Holdings, Inc.	2,000	18,396
Hochiki Corp.	4,500	50,238
Hodogaya Chemical Company, Ltd.	1,700	41,311
Hogy Medical Company, Ltd.	4,200	97,265
Hokkaido Coca-Cola Bottling Company, Ltd.	1,600	28,576
Hokkaido Electric Power Company, Inc.	49,500	209,597
Hokkaido Gas Company, Ltd.	4,900	74,844
Hokkan Holdings, Ltd.	2,600	27,648
Hokko Chemical Industry Company, Ltd.	5,300	34,959
Hokkoku Financial Holdings, Inc.	5,700	174,764
Hokuetsu Corp. (B)	31,900	304,628
Hokuetsu Industries Company, Ltd.	6,800	103,603
Hokuhoku Financial Group, Inc.	28,300	300,972
Hokuriku Electric Industry Company, Ltd.	3,100	29,400
Hokuriku Electric Power Company (A)	46,800	228,595
Hokuriku Electrical Construction Company, Ltd.	3,940	25,212
Hokuto Corp.	5,900	69,832
H-One Company, Ltd.	7,700	39,965
Honeys Holdings Company, Ltd.	5,560	62,947
Honma Golf, Ltd. (D)	30,500	12,591
Hoosiers Holdings Company, Ltd.	9,600	68,697
Horiba, Ltd.	5,600	377,378
Hosiden Corp.	13,600	166,247
Hosokawa Micron Corp.	3,700	106,249
Hotland Company, Ltd.	3,000	39,966
House Foods Group, Inc.	1,100	24,025
Howa Machinery, Ltd.	5,300	27,786
HS Holdings Company, Ltd.	4,400	29,500
IBJ, Inc.	7,700	38,508
Ichigo, Inc.	21,800	51,877
Ichiken Company, Ltd.	2,300	35,716
Ichikoh Industries, Ltd.	14,100	51,555
Ichinen Holdings Company, Ltd.	5,400	56,239
Ichiyoshi Securities Company, Ltd.	9,100	45,035
Icom, Inc.	1,600	35,244
ID Holdings Corp.	4,950	51,178
IDEA Consultants, Inc.	700	8,297
IDEC Corp.	8,300	158,718
IDOM, Inc.	18,200	113,458
Iino Kaiun Kaisha, Ltd.	19,900	165,101
IJTT Company, Ltd.	7,760	43,252
I’ll, Inc.	2,800	67,606
IMAGICA GROUP, Inc.	5,400	22,920
Imasen Electric Industrial	1,900	7,880
i-mobile Company, Ltd.	3,900	12,090
Imuraya Group Company, Ltd.	2,700	42,261
Inaba Denki Sangyo Company, Ltd.	14,000	310,263
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	35

	Shares	Value
Japan (continued)
Inaba Seisakusho Company, Ltd.	3,100	$31,111
Inabata & Company, Ltd.	11,100	237,668
Inageya Company, Ltd. (B)	4,000	40,537
I-NE Company, Ltd. (A)	1,800	31,447
Ines Corp.	5,100	57,391
i-Net Corp.	3,600	46,166
Infocom Corp.	6,900	114,347
Information Services International-Dentsu, Ltd.	1,800	59,784
Innotech Corp.	3,800	44,402
Insource Company, Ltd.	14,000	90,219
Intage Holdings, Inc.	2,832	31,389
Integrated Design & Engineering Holdings Company, Ltd.	3,700	81,807
Intelligent Wave, Inc.	2,900	20,179
Inter Action Corp.	3,100	21,274
Inui Global Logistics Company, Ltd. (B)	2,800	22,976
I-PEX, Inc.	4,400	54,280
IPS, Inc.	1,300	17,721
IR Japan Holdings, Ltd.	2,500	26,463
Iriso Electronics Company, Ltd.	6,000	161,388
I’rom Group Company, Ltd.	2,100	28,890
ISB Corp.	2,600	26,419
Ise Chemicals Corp. (B)	600	33,586
Iseki & Company, Ltd.	5,200	38,940
Ishihara Chemical Company, Ltd.	3,600	48,106
Ishihara Sangyo Kaisha, Ltd.	8,500	79,011
Ishii Iron Works Company, Ltd.	900	16,587
Ishizuka Glass Company, Ltd.	1,000	22,768
Istyle, Inc. (A)	17,400	51,541
ITFOR, Inc.	9,400	73,914
ITmedia, Inc.	3,500	22,983
Itochu Enex Company, Ltd.	15,500	159,982
Itochu-Shokuhin Company, Ltd.	1,500	72,537
Itoham Yonekyu Holdings, Inc.	7,120	190,208
Itoki Corp.	9,500	85,108
IwaiCosmo Holdings, Inc.	6,100	72,614
Iwaki Company, Ltd.	2,600	36,152
Iwatsu Electric Company, Ltd. (A)	3,700	18,879
Iwatsuka Confectionery Company, Ltd.	1,500	50,442
Iyogin Holdings, Inc.	31,800	205,875
Izumi Company, Ltd.	9,100	217,422
J Trust Company, Ltd.	17,900	57,618
JAC Recruitment Company, Ltd.	4,800	86,454
Jaccs Company, Ltd.	5,700	206,942
Jade Group, Inc. (A)	3,100	36,161
JAFCO Group Company, Ltd.	14,200	163,420
JANOME Corp.	6,500	31,481
Japan Aviation Electronics Industry, Ltd.	12,600	251,223
Japan Best Rescue System Company, Ltd.	6,200	41,784
Japan Communications, Inc. (A)	47,900	73,430
Japan Electronic Materials Corp.	4,300	45,670
Japan Elevator Service Holdings Company, Ltd.	19,300	306,658
Japan Foundation Engineering Company, Ltd.	6,600	20,053
Japan Hospice Holdings, Inc. (A)	600	9,113
Japan Lifeline Company, Ltd.	18,700	147,410
36	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Japan Material Company, Ltd.	18,100	$317,729
Japan Medical Dynamic Marketing, Inc.	4,900	23,292
Japan Oil Transportation Company, Ltd.	1,100	21,115
Japan Petroleum Exploration Company, Ltd.	9,500	363,084
Japan Property Management Center Company, Ltd.	4,300	32,606
Japan Pulp & Paper Company, Ltd.	3,100	104,662
Japan Pure Chemical Company, Ltd.	1,000	16,846
Japan Securities Finance Company, Ltd.	22,600	238,365
Japan System Techniques Company, Ltd.	1,200	21,965
Japan Transcity Corp.	11,700	49,213
Japan Wool Textile Company, Ltd. (B)	13,400	117,270
Jastec Company, Ltd.	3,500	34,577
JBCC Holdings, Inc.	4,100	88,103
JCU Corp.	6,300	168,198
JDC Corp.	1,900	7,572
Jeol, Ltd.	11,800	468,257
JFE Systems, Inc.	1,500	34,114
JIG-SAW, Inc. (A)(B)	1,400	44,463
JINS Holdings, Inc.	3,900	123,545
JINUSHI Company, Ltd.	4,400	68,542
JK Holdings Company, Ltd.	4,600	30,046
J-Lease Company, Ltd.	900	11,356
JM Holdings Company, Ltd.	4,400	61,717
JMS Company, Ltd.	7,500	26,191
J-Oil Mills, Inc.	6,100	81,346
Joshin Denki Company, Ltd.	5,500	85,919
Joyful Honda Company, Ltd.	14,300	173,035
JP-Holdings, Inc.	14,400	38,055
JSB Company, Ltd.	3,200	55,386
JSP Corp.	4,200	50,572
Juki Corp.	9,100	31,065
Juroku Financial Group, Inc.	8,500	220,264
Justsystems Corp.	7,800	175,165
JVCKenwood Corp.	46,628	242,036
K&O Energy Group, Inc.	3,200	47,463
Kadoya Sesame Mills, Inc.	400	9,604
Kaga Electronics Company, Ltd.	5,300	237,779
Kagome Company, Ltd.	2,600	55,900
Kakaku.com, Inc.	3,300	37,349
Kaken Pharmaceutical Company, Ltd.	6,100	139,596
Kakiyasu Honten Company, Ltd.	2,600	43,452
Kamakura Shinsho, Ltd. (B)	7,600	29,919
Kameda Seika Company, Ltd.	3,700	96,930
Kamei Corp.	6,800	78,474
Kanaden Corp.	3,400	33,903
Kanagawa Chuo Kotsu Company, Ltd.	1,600	32,898
Kanamic Network Company, Ltd.	200	526
Kanamoto Company, Ltd.	9,000	157,058
Kandenko Company, Ltd.	28,600	257,316
Kaneka Corp.	12,800	321,729
Kaneko Seeds Company, Ltd.	3,900	37,426
Kanematsu Corp.	21,200	294,609
Kanemi Company, Ltd.	1,000	20,778
Kanto Denka Kogyo Company, Ltd.	13,700	77,000
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	37

	Shares	Value
Japan (continued)
Kaonavi, Inc. (A)	700	$11,854
Kappa Create Company, Ltd. (A)	1,000	11,168
Katakura Industries Company, Ltd.	6,300	71,543
Katitas Company, Ltd.	11,900	172,103
Kato Sangyo Company, Ltd.	7,000	221,540
Kato Works Company, Ltd.	3,800	32,089
Kawada Technologies, Inc.	1,300	61,523
Kawai Musical Instruments Manufacturing Company, Ltd.	1,900	40,468
KeePer Technical Laboratory Company, Ltd.	3,800	151,022
Keihanshin Building Company, Ltd.	9,600	92,045
KEIWA, Inc.	3,400	31,268
KEL Corp.	1,900	23,890
Kenko Mayonnaise Company, Ltd.	3,300	36,001
KeyHolder, Inc.	1,100	6,436
KFC Holdings Japan, Ltd.	4,900	99,984
KH Neochem Company, Ltd.	9,200	142,537
Kibun Foods, Inc.	3,800	29,568
Kimura Chemical Plants Company, Ltd.	5,900	28,561
Kimura Unity Company, Ltd.	1,200	11,541
King Company, Ltd.	2,300	10,496
Kintetsu Department Store Company, Ltd. (A)	1,100	19,619
Kissei Pharmaceutical Company, Ltd.	7,300	150,943
Ki-Star Real Estate Company, Ltd.	2,800	66,080
Kitagawa Corp.	3,400	30,252
Kitano Construction Corp.	1,500	31,444
Kitz Corp.	20,500	158,558
Koa Corp.	9,400	102,988
Koa Shoji Holdings Company, Ltd.	2,400	11,917
Koatsu Gas Kogyo Company, Ltd.	7,400	40,469
Kobe Electric Railway Company, Ltd. (A)	1,600	31,741
Kohnan Shoji Company, Ltd.	6,600	164,791
Kohsoku Corp.	3,200	44,079
Kojima Company, Ltd.	10,700	52,236
Kokuyo Company, Ltd.	22,373	348,540
Komatsu Matere Company, Ltd.	7,300	38,485
Komatsu Wall Industry Company, Ltd.	2,700	53,352
KOMEDA Holdings Company, Ltd.	14,100	263,460
Komehyo Holdings Company, Ltd.	1,600	43,332
Komeri Company, Ltd.	7,700	163,877
Komori Corp.	12,724	100,791
Konaka Company, Ltd.	10,500	29,276
Kondotec, Inc.	5,600	44,265
Konica Minolta, Inc.	83,500	264,540
Konishi Company, Ltd.	7,900	138,139
Konoike Transport Company, Ltd.	8,000	106,626
Konoshima Chemical Company, Ltd.	1,800	15,932
Kosaido Holdings Company, Ltd.	15,000	64,428
Koshidaka Holdings Company, Ltd.	5,000	35,335
Kotobuki Spirits Company, Ltd.	9,000	142,636
Kotobukiya Company, Ltd. (B)	900	9,206
Kozo Keikaku Engineering, Inc.	1,500	36,435
KPP Group Holdings Company, Ltd.	11,900	57,209
Krosaki Harima Corp.	1,300	98,792
KRS Corp.	4,500	27,409
38	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
K’s Holdings Corp.	35,200	$299,272
KU Holdings Company, Ltd.	3,500	26,623
Kumagai Gumi Company, Ltd.	8,600	197,604
Kumiai Chemical Industry Company, Ltd.	15,690	115,540
Kunimine Industries Company, Ltd.	2,100	13,956
Kurabo Industries, Ltd.	4,100	70,985
Kureha Corp.	4,600	269,199
Kurimoto, Ltd.	2,700	61,004
Kuriyama Holdings Corp.	5,400	35,600
Kusuri no Aoki Holdings Company, Ltd.	13,800	319,249
KVK Corp.	1,500	16,740
KYB Corp.	4,900	157,792
Kyodo Printing Company, Ltd.	2,200	53,449
Kyoei Steel, Ltd.	5,500	77,463
Kyokuto Boeki Kaisha, Ltd.	2,600	33,183
Kyokuto Kaihatsu Kogyo Company, Ltd.	9,600	123,409
Kyokuto Securities Company, Ltd.	7,300	51,004
Kyokuyo Company, Ltd.	2,600	67,222
Kyorin Pharmaceutical Company, Ltd.	12,000	148,379
Kyoritsu Maintenance Company, Ltd.	7,200	279,272
Kyosan Electric Manufacturing Company, Ltd.	11,600	37,308
Kyowa Electronic Instruments Company, Ltd.	7,300	21,462
Kyudenko Corp.	7,200	227,178
Kyushu Financial Group, Inc.	37,200	210,070
Kyushu Leasing Service Company, Ltd.	3,800	24,104
LA Holdings Company, Ltd.	700	23,135
LAC Company, Ltd.	4,100	20,581
Lacto Japan Company, Ltd.	2,600	34,244
LEC, Inc.	8,500	57,034
Leopalace21 Corp. (A)	51,900	165,864
Life Corp.	5,200	119,572
LIFULL Company, Ltd.	22,900	30,340
LIKE, Inc.	3,100	28,570
Link And Motivation, Inc.	13,400	53,144
Lintec Corp.	11,000	185,560
Litalico, Inc.	6,600	95,283
Look Holdings, Inc.	1,600	26,843
LTS, Inc. (A)	400	10,512
M&A Capital Partners Company, Ltd.	4,300	65,847
Mabuchi Motor Company, Ltd.	13,700	429,960
Macromill, Inc.	12,500	66,978
Maeda Kosen Company, Ltd.	5,700	113,975
Maezawa Industries, Inc.	5,000	33,104
Maezawa Kasei Industries Company, Ltd.	3,500	37,341
Maezawa Kyuso Industries Company, Ltd.	5,400	47,094
Makino Milling Machine Company, Ltd.	6,315	247,981
Management Solutions Company, Ltd. (B)	3,400	67,046
Mandom Corp.	11,800	101,711
Mani, Inc.	22,300	330,755
MarkLines Company, Ltd.	3,700	69,019
Mars Group Holdings Corp.	3,100	49,937
Marubun Corp.	5,900	60,173
Marudai Food Company, Ltd.	6,000	65,528
Maruha Nichiro Corp.	9,981	191,826
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	39

	Shares	Value
Japan (continued)
Maruichi Steel Tube, Ltd.	11,700	$302,630
MARUKA FURUSATO Corp.	1,153	21,067
Marumae Company, Ltd. (B)	3,000	37,055
Marusan Securities Company, Ltd.	13,061	74,945
Maruwa Company, Ltd.	1,300	261,794
Maruzen CHI Holdings Company, Ltd.	4,800	10,656
Maruzen Company, Ltd.	3,300	51,761
Maruzen Showa Unyu Company, Ltd.	3,400	85,956
Marvelous, Inc.	9,500	44,711
Matching Service Japan Company, Ltd.	3,100	26,242
Matsuda Sangyo Company, Ltd.	3,620	62,574
Matsui Construction Company, Ltd.	6,100	31,990
Matsui Securities Company, Ltd.	35,700	179,023
Max Company, Ltd.	6,200	118,043
Maxell, Ltd.	12,000	134,448
Maxvalu Tokai Company, Ltd.	2,600	52,367
MCJ Company, Ltd.	21,000	152,432
MEC Company, Ltd.	5,300	144,770
Media Do Company, Ltd. (A)	2,600	26,651
Medical Data Vision Company, Ltd.	8,300	38,913
Medical System Network Company, Ltd.	6,600	28,959
Medikit Company, Ltd.	1,400	25,194
Medius Holdings Company, Ltd.	2,500	13,007
MedPeer, Inc.	4,500	23,340
Megachips Corp.	4,300	122,853
Megmilk Snow Brand Company, Ltd.	11,500	168,370
Meidensha Corp.	9,817	162,655
Meiho Facility Works, Ltd.	1,400	7,617
Meiji Electric Industries Company, Ltd.	2,800	27,060
Meiji Shipping Group Company, Ltd.	3,100	14,533
Meiko Electronics Company, Ltd.	6,300	185,622
Meisei Industrial Company, Ltd.	11,100	84,079
MEITEC Group Holdings, Inc.	20,800	403,130
Meito Sangyo Company, Ltd.	3,500	38,626
Meiwa Corp.	8,200	36,479
Melco Holdings, Inc.	2,100	48,995
Members Company, Ltd.	2,700	20,091
Menicon Company, Ltd.	17,800	259,386
Mercuria Holdings Company, Ltd.	1,700	9,267
MetaReal Corp. (A)	1,800	15,782
METAWATER Company, Ltd.	8,000	110,782
Micronics Japan Company, Ltd.	8,200	212,345
Midac Holdings Company, Ltd.	2,500	29,630
Mie Kotsu Group Holdings, Inc.	16,700	64,554
Mikuni Corp.	8,400	25,915
Milbon Company, Ltd.	8,220	205,322
Mimaki Engineering Company, Ltd.	900	5,900
Mimasu Semiconductor Industry Company, Ltd.	4,700	88,192
Ministop Company, Ltd.	5,200	53,062
Miraial Company, Ltd.	1,800	18,478
MIRAIT ONE Corp.	25,720	320,850
Mirarth Holdings, Inc.	27,300	86,055
Miroku Jyoho Service Company, Ltd.	6,100	71,657
Mitani Corp.	16,800	188,122
40	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Mitani Sangyo Company, Ltd.	8,100	$18,272
Mitani Sekisan Company, Ltd.	2,800	83,242
Mito Securities Company, Ltd.	19,100	56,312
Mitsuba Corp.	11,200	70,807
Mitsubishi Kakoki Kaisha, Ltd.	1,900	42,216
Mitsubishi Logisnext Company, Ltd.	10,700	95,877
Mitsubishi Logistics Corp.	8,700	261,161
Mitsubishi Materials Corp.	15,100	248,416
Mitsubishi Pencil Company, Ltd.	7,500	95,620
Mitsubishi Research Institute, Inc.	2,500	81,185
Mitsubishi Shokuhin Company, Ltd.	4,900	161,071
Mitsubishi Steel Manufacturing Company, Ltd.	4,600	48,008
Mitsuboshi Belting, Ltd.	4,400	132,949
Mitsui DM Sugar Holdings Company, Ltd.	5,100	104,092
Mitsui E&S Company, Ltd. (A)	24,800	91,113
Mitsui Matsushima Holdings Company, Ltd.	3,200	60,957
Mitsui Mining & Smelting Company, Ltd.	15,500	476,518
Mitsui-Soko Holdings Company, Ltd.	5,400	176,542
Mitsuuroko Group Holdings Company, Ltd.	10,800	95,963
Mixi, Inc.	9,900	161,676
Miyaji Engineering Group, Inc.	3,000	64,657
Miyoshi Oil & Fat Company, Ltd.	2,600	25,737
Mizuho Leasing Company, Ltd.	7,600	255,573
Mizuho Medy Company, Ltd.	1,300	33,287
Mizuno Corp.	5,400	147,822
Mochida Pharmaceutical Company, Ltd.	6,300	143,165
Modec, Inc. (A)	3,400	43,766
Monex Group, Inc.	49,500	221,632
Morinaga & Company, Ltd.	9,200	327,936
Morinaga Milk Industry Company, Ltd.	21,200	395,738
Moriroku Holdings Company, Ltd.	2,700	54,046
Morita Holdings Corp.	10,200	105,367
Morito Company, Ltd.	7,100	62,141
Morozoff, Ltd.	2,000	52,498
Mory Industries, Inc.	1,600	45,323
MrMax Holdings, Ltd.	8,700	36,901
Mugen Estate Company, Ltd.	4,300	35,996
m-up Holdings, Inc.	8,800	60,566
Murakami Corp.	2,100	54,215
Musashi Seimitsu Industry Company, Ltd.	14,700	160,858
NAC Company, Ltd.	3,500	23,284
Nachi-Fujikoshi Corp.	3,500	89,792
Nafco Company, Ltd.	5,000	63,085
Nagano Keiki Company, Ltd.	3,300	46,593
Nagase & Company, Ltd.	23,200	364,835
Nagatanien Holdings Company, Ltd.	3,400	49,847
Nagawa Company, Ltd.	1,800	81,412
Naigai Trans Line, Ltd.	2,100	35,721
Nakabayashi Company, Ltd.	8,300	29,631
Nakamoto Packs Company, Ltd.	800	8,825
Nakamuraya Company, Ltd.	1,600	33,158
Nakanishi, Inc.	18,800	305,043
Nakano Corp.	7,900	24,161
Nakano Refrigerators Company, Ltd.	300	13,915
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	41

	Shares	Value
Japan (continued)
Nakayama Steel Works, Ltd.	5,300	$30,268
Namura Shipbuilding Company, Ltd. (B)	11,372	79,475
Nankai Electric Railway Company, Ltd.	3,000	56,832
Narasaki Sangyo Company, Ltd.	1,600	29,678
Natori Company, Ltd.	4,000	54,917
NEC Capital Solutions, Ltd.	2,900	65,937
NEC Networks & System Integration Corp.	12,200	177,757
NET One Systems Company, Ltd.	22,400	310,862
Neturen Company, Ltd.	8,000	54,272
New Art Holdings Company, Ltd.	3,000	37,533
Nextage Company, Ltd. (B)	13,600	210,498
NHK Spring Company, Ltd.	53,600	408,666
Nicca Chemical Company, Ltd.	2,500	16,625
Nice Corp.	2,300	25,141
Nichias Corp.	15,300	326,680
Nichiban Company, Ltd.	3,400	40,398
Nichicon Corp.	12,473	124,204
Nichiden Corp.	4,200	75,251
Nichiha Corp.	7,000	131,669
Nichimo Company, Ltd.	700	19,361
Nichireki Company, Ltd.	7,400	114,417
Nichirin Company, Ltd.	2,490	57,202
Nihon Chouzai Company, Ltd.	3,360	29,218
Nihon Dempa Kogyo Company, Ltd.	5,700	48,199
Nihon Dengi Company, Ltd.	1,400	39,502
Nihon Denkei Company, Ltd.	2,100	26,312
Nihon Flush Company, Ltd.	7,000	42,422
Nihon House Holdings Company, Ltd.	13,300	29,287
Nihon Kagaku Sangyo Company, Ltd.	3,200	26,922
Nihon Kohden Corp.	3,000	75,138
Nihon M&A Center Holdings, Inc.	17,100	79,127
Nihon Nohyaku Company, Ltd.	10,100	40,876
Nihon Parkerizing Company, Ltd.	25,500	199,360
Nihon Tokushu Toryo Company, Ltd.	5,000	42,898
Nihon Trim Company, Ltd.	1,400	29,336
Niitaka Company, Ltd. (B)	800	10,804
Nikkiso Company, Ltd.	12,900	87,919
Nikko Company, Ltd.	9,100	41,367
Nikkon Holdings Company, Ltd.	15,600	339,154
Nippi, Inc.	400	15,397
Nippn Corp.	13,600	208,798
Nippon Air Conditioning Services Company, Ltd.	8,000	43,326
Nippon Aqua Company, Ltd.	2,800	17,703
Nippon Avionics Company, Ltd. (A)	300	16,246
Nippon Beet Sugar Manufacturing Company, Ltd.	2,700	36,704
Nippon Carbide Industries Company, Inc.	2,500	25,592
Nippon Carbon Company, Ltd.	2,800	87,813
Nippon Care Supply Company, Ltd.	700	8,181
Nippon Chemical Industrial Company, Ltd.	2,500	34,316
Nippon Chemi-Con Corp. (A)	6,927	65,069
Nippon Coke & Engineering Company, Ltd. (A)	62,600	51,643
Nippon Concept Corp.	3,300	37,445
Nippon Concrete Industries Company, Ltd.	12,100	26,393
Nippon Denko Company, Ltd.	31,900	65,452
42	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Nippon Densetsu Kogyo Company, Ltd.	9,400	$128,957
Nippon Dry-Chemical Company, Ltd.	900	15,664
Nippon Electric Glass Company, Ltd.	20,400	430,622
Nippon Felt Company, Ltd.	5,500	15,724
Nippon Fine Chemical Company, Ltd.	1,800	32,535
Nippon Gas Company, Ltd.	30,800	465,524
Nippon Hume Corp.	6,700	42,962
Nippon Kayaku Company, Ltd.	31,200	284,809
Nippon Kodoshi Corp.	2,000	24,396
Nippon Light Metal Holdings Company, Ltd.	17,720	202,276
Nippon Paper Industries Company, Ltd. (A)	27,400	247,760
Nippon Parking Development Company, Ltd.	59,200	81,469
Nippon Pillar Packing Company, Ltd.	5,700	177,434
Nippon Rietec Company, Ltd.	3,000	25,474
Nippon Seiki Company, Ltd.	13,600	115,826
Nippon Seisen Company, Ltd.	1,000	31,751
Nippon Sharyo, Ltd.	2,200	31,108
Nippon Sheet Glass Company, Ltd. (A)	25,900	113,252
Nippon Shokubai Company, Ltd.	6,400	231,554
Nippon Signal Company, Ltd.	13,200	85,501
Nippon Soda Company, Ltd.	6,400	231,007
Nippon Thompson Company, Ltd.	16,500	65,984
Nippon Yakin Kogyo Company, Ltd.	3,720	105,317
Nipro Corp.	40,900	309,450
Nireco Corp.	1,900	16,512
Nishikawa Rubber Company, Ltd.	4,000	44,837
Nishimatsu Construction Company, Ltd.	10,000	264,329
Nishimatsuya Chain Company, Ltd.	10,400	151,374
Nishimoto Company, Ltd.	1,500	62,823
Nishi-Nippon Financial Holdings, Inc.	31,000	343,340
Nishi-Nippon Railroad Company, Ltd.	17,100	273,801
Nishio Holdings Company, Ltd.	5,900	145,171
Nissan Shatai Company, Ltd.	16,900	102,448
Nissan Tokyo Sales Holdings Company, Ltd.	8,300	24,558
Nissei ASB Machine Company, Ltd.	2,800	94,404
Nissei Plastic Industrial Company, Ltd.	5,600	41,006
Nissha Company, Ltd.	10,400	103,992
Nisshin Group Holdings Company, Ltd.	10,300	34,434
Nisshinbo Holdings, Inc.	34,557	254,322
Nissin Corp.	4,500	76,389
Nisso Holdings Company, Ltd.	4,000	21,265
Nissui Corp.	81,200	404,418
Nitta Corp.	5,600	141,799
Nitta Gelatin, Inc.	3,400	18,003
Nittetsu Mining Company, Ltd.	4,000	153,050
Nitto Boseki Company, Ltd.	7,100	215,706
Nitto Fuji Flour Milling Company, Ltd.	800	25,457
Nitto Kogyo Corp.	7,500	182,100
Nitto Kohki Company, Ltd.	3,400	42,822
Nitto Seiko Company, Ltd.	8,700	33,215
Nittoc Construction Company, Ltd.	5,200	36,199
NJS Company, Ltd.	2,200	41,988
Noda Corp.	2,500	19,237
Noevir Holdings Company, Ltd.	4,700	165,758
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	43

	Shares	Value
Japan (continued)
Nohmi Bosai, Ltd.	7,200	$91,698
Nojima Corp.	16,700	157,499
NOK Corp.	5,600	71,498
Nomura Micro Science Company, Ltd.	2,000	154,554
Noritake Company, Ltd.	2,500	117,321
Noritsu Koki Company, Ltd.	5,100	103,287
Noritz Corp.	7,900	80,044
North Pacific Bank, Ltd.	66,100	163,595
Nozawa Corp.	2,600	14,839
NPR-RIKEN Corp.	7,468	98,727
NS Tool Company, Ltd.	5,400	37,628
NS United Kaiun Kaisha, Ltd.	2,700	88,964
NSD Company, Ltd.	17,412	329,507
NSW, Inc.	2,300	45,591
NTN Corp.	104,500	196,474
Oat Agrio Company, Ltd.	900	11,731
Obara Group, Inc.	3,000	75,016
Oenon Holdings, Inc.	12,700	32,085
Ohara, Inc.	2,700	23,943
Ohashi Technica, Inc.	2,900	34,236
Ohba Company, Ltd.	2,200	13,650
Ohmoto Gumi Company, Ltd.	2,100	35,435
Ohsho Food Service Corp.	3,300	178,402
Oiles Corp.	6,272	82,815
Oisix ra daichi, Inc. (A)(B)	7,600	71,449
Okabe Company, Ltd.	11,400	54,164
Okada Aiyon Corp.	2,200	34,538
Okamoto Industries, Inc.	3,200	117,863
Okamoto Machine Tool Works, Ltd.	1,300	49,807
Okamura Corp.	15,700	226,855
Okasan Securities Group, Inc.	45,600	220,213
Oki Electric Industry Company, Ltd.	26,000	168,110
Okinawa Cellular Telephone Company	6,300	142,733
Okinawa Financial Group, Inc.	5,505	89,289
OKUMA Corp.	6,976	292,526
Okumura Corp.	8,600	262,590
Okura Industrial Company, Ltd.	2,500	47,642
Okuwa Company, Ltd.	8,900	49,901
Onoken Company, Ltd.	5,300	60,430
Onward Holdings Company, Ltd.	27,800	94,187
Open Up Group, Inc.	3,000	43,777
Optex Group Company, Ltd.	11,600	134,139
Optim Corp. (A)	4,000	22,879
Optorun Company, Ltd.	5,700	62,846
Organo Corp.	7,600	311,869
Oricon, Inc.	2,800	14,646
Orient Corp.	15,910	116,255
Oriental Shiraishi Corp.	38,800	86,629
Oro Company, Ltd.	2,100	35,396
Osaka Organic Chemical Industry, Ltd.	4,700	84,870
Osaka Soda Company, Ltd.	4,300	283,251
Osaka Steel Company, Ltd.	2,900	37,418
OSAKA Titanium Technologies Company, Ltd. (B)	2,200	43,424
Osaki Electric Company, Ltd.	12,000	53,339
44	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
OSG Corp. (B)	23,300	$290,606
OUG Holdings, Inc.	1,700	27,411
Outsourcing, Inc.	31,800	258,958
Oyo Corp.	5,500	77,860
Ozu Corp.	2,000	21,614
Pacific Industrial Company, Ltd.	10,800	102,229
Pacific Metals Company, Ltd. (A)	4,600	38,403
PAL GROUP Holdings Company, Ltd.	11,300	178,269
PALTAC Corp.	1,000	32,211
Paraca, Inc.	2,500	32,671
Paramount Bed Holdings Company, Ltd.	10,500	196,290
Park24 Company, Ltd. (A)	9,400	114,547
Parker Corp.	4,000	22,588
Pasona Group, Inc.	6,900	109,348
PCI Holdings, Inc.	1,600	11,242
Pegasus Company, Ltd.	7,800	25,219
Penta-Ocean Construction Company, Ltd.	23,900	131,218
People Dreams & Technologies Group Company, Ltd.	2,800	35,052
PeptiDream, Inc. (A)	6,000	51,204
PIA Corp. (A)	1,000	22,387
Pickles Holdings Company, Ltd.	4,200	34,229
Pigeon Corp.	36,100	405,129
Pilot Corp.	6,700	202,548
Piolax, Inc.	8,700	133,359
Plus Alpha Consulting Company, Ltd.	800	14,696
Pole To Win Holdings, Inc.	10,400	37,648
Premium Group Company, Ltd.	11,400	136,737
Premium Water Holdings, Inc.	900	16,520
Press Kogyo Company, Ltd.	21,400	89,875
Pressance Corp.	6,300	64,144
Prestige International, Inc.	28,800	126,766
Prima Meat Packers, Ltd.	7,100	108,130
Procrea Holdings, Inc.	7,996	102,633
Pronexus, Inc.	6,000	48,981
Pro-Ship, Inc.	1,900	16,934
Proto Corp.	6,900	62,548
PS Mitsubishi Construction Company, Ltd. (B)	8,400	53,414
Punch Industry Company, Ltd.	6,700	19,396
QB Net Holdings Company, Ltd.	3,200	32,894
Qol Holdings Company, Ltd.	8,500	98,074
Quick Company, Ltd.	3,200	48,877
Raccoon Holdings, Inc.	5,700	26,246
Raito Kogyo Company, Ltd.	12,300	164,605
Raiznext Corp.	8,500	79,832
Rasa Corp.	2,900	29,588
Rasa Industries, Ltd.	2,800	40,337
Raysum Company, Ltd.	700	14,848
Relo Group, Inc.	6,100	63,986
Renaissance, Inc.	1,700	9,935
Rengo Company, Ltd.	51,000	322,583
RENOVA, Inc. (A)	5,700	40,645
Resorttrust, Inc.	22,100	336,215
Restar Holdings Corp.	3,600	65,293
Retail Partners Company, Ltd.	7,500	90,142
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	45

	Shares	Value
Japan (continued)
Rheon Automatic Machinery Company, Ltd.	6,000	$63,451
Rhythm Company, Ltd.	2,000	33,636
Riberesute Corp.	2,000	10,062
Ricoh Leasing Company, Ltd.	3,500	109,822
Riken Keiki Company, Ltd.	3,700	166,040
Riken Technos Corp.	13,400	78,710
Riken Vitamin Company, Ltd.	6,900	105,184
Ringer Hut Company, Ltd.	200	3,122
Rion Company, Ltd.	3,400	51,322
Riso Kyoiku Company, Ltd.	31,300	50,850
Rock Field Company, Ltd.	6,500	69,886
Rokko Butter Company, Ltd.	4,700	43,871
Roland Corp.	3,500	107,562
Roland DG Corp.	3,900	95,446
Rorze Corp.	3,000	294,598
Round One Corp.	56,200	224,664
RS Technologies Company, Ltd.	5,000	96,710
Ryobi, Ltd.	6,900	136,454
Ryoden Corp.	4,100	72,229
Ryosan Company, Ltd.	3,829	128,059
S Foods, Inc.	5,600	121,317
S&B Foods, Inc.	2,100	56,665
Sac’s Bar Holdings, Inc.	5,600	33,804
Saibu Gas Holdings Company, Ltd.	7,200	91,133
Saint-Care Holding Corp.	3,300	20,870
Saison Information Systems Company, Ltd.	1,000	12,832
Sakai Chemical Industry Company, Ltd.	3,600	45,854
Sakai Heavy Industries, Ltd.	800	31,751
Sakai Moving Service Company, Ltd.	6,400	112,846
Sakata INX Corp.	10,700	94,752
Sakura Internet, Inc. (B)	4,900	59,270
Sala Corp.	14,700	70,680
SAMTY Company, Ltd. (B)	7,200	114,033
San Holdings, Inc.	5,200	38,731
San ju San Financial Group, Inc.	6,320	79,874
San-A Company, Ltd.	5,900	183,111
San-Ai Obbli Company, Ltd.	15,000	163,835
Sangetsu Corp.	12,700	246,221
Sanken Electric Company, Ltd.	4,687	239,543
Sanki Engineering Company, Ltd.	11,900	140,649
Sanko Gosei, Ltd.	3,100	11,348
Sanko Metal Industrial Company, Ltd.	600	19,087
Sankyo Frontier Company, Ltd.	1,300	33,652
Sankyo Seiko Company, Ltd.	10,400	52,247
Sankyo Tateyama, Inc.	7,500	41,570
Sankyu, Inc.	8,500	289,945
Sanoh Industrial Company, Ltd.	8,800	51,994
Sansei Technologies, Inc.	3,900	30,953
Sansha Electric Manufacturing Company, Ltd.	1,000	9,561
Sanshin Electronics Company, Ltd.	2,900	44,952
Sanyo Chemical Industries, Ltd.	3,900	112,855
Sanyo Denki Company, Ltd.	2,600	107,149
Sanyo Electric Railway Company, Ltd.	5,600	80,240
Sanyo Engineering & Construction, Inc.	1,900	9,071
46	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Sanyo Shokai, Ltd.	3,300	$60,319
Sanyo Special Steel Company, Ltd.	5,629	99,774
Sanyo Trading Company, Ltd.	7,600	67,480
Sato Holdings Corp.	8,500	117,120
Sato Shoji Corp.	3,900	40,262
Satori Electric Company, Ltd.	2,900	38,593
Sawai Group Holdings Company, Ltd.	9,500	316,855
Saxa Holdings, Inc.	1,800	32,816
SB Technology Corp.	3,400	57,382
SBI Global Asset Management Company, Ltd.	10,800	40,623
SBI Insurance Group Company, Ltd. (A)	2,300	16,935
SBS Holdings, Inc.	5,000	84,666
Scroll Corp.	9,000	56,266
SEC Carbon, Ltd.	500	42,333
Seed Company, Ltd.	3,300	19,037
Seika Corp.	1,400	25,317
Seikagaku Corp.	12,400	66,502
Seikitokyu Kogyo Company, Ltd.	3,300	37,173
Seiko Electric Company, Ltd.	1,100	8,493
Seiko Group Corp.	8,000	136,177
Seino Holdings Company, Ltd.	9,400	132,280
Seiren Company, Ltd.	11,900	186,779
Sekisui Jushi Corp.	5,100	86,523
Sekisui Kasei Company, Ltd.	9,800	31,957
SEMITEC Corp.	1,200	15,830
Senko Group Holdings Company, Ltd.	31,200	222,855
Senshu Electric Company, Ltd.	4,200	96,390
Senshu Ikeda Holdings, Inc.	61,700	143,027
Senshukai Company, Ltd. (A)	13,900	37,329
Seria Company, Ltd.	13,700	220,612
Seven Bank, Ltd.	18,700	37,957
Shibaura Electronics Company, Ltd.	1,900	76,464
Shibaura Machine Company, Ltd.	6,000	154,977
Shibaura Mechatronics Corp.	3,300	149,448
Shibuya Corp.	4,700	80,649
Shidax Corp. (A)(B)	6,500	35,339
Shikibo, Ltd.	2,100	15,509
Shikoku Electric Power Company, Inc.	43,300	299,576
Shikoku Kasei Holdings Corp.	10,500	123,919
Shima Seiki Manufacturing, Ltd.	7,900	82,096
Shimojima Company, Ltd.	3,900	33,267
Shin Maint Holdings Company, Ltd.	1,200	11,519
Shin Nippon Air Technologies Company, Ltd.	2,700	40,852
Shin Nippon Biomedical Laboratories, Ltd.	7,000	77,867
Shinagawa Refractories Company, Ltd.	6,400	73,984
Shindengen Electric Manufacturing Company, Ltd.	1,600	33,067
Shin-Etsu Polymer Company, Ltd.	12,000	115,992
Shinki Bus Company, Ltd.	1,300	29,859
Shinko Shoji Company, Ltd.	5,900	48,173
Shinmaywa Industries, Ltd.	17,400	139,491
Shinnihon Corp.	7,200	54,191
Shin-Nihon Tatemono Company, Ltd.	3,900	17,308
Shinnihonseiyaku Company, Ltd.	2,700	28,717
Shinsho Corp.	1,200	46,336
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	47

	Shares	Value
Japan (continued)
Shinwa Company, Ltd.	3,300	$55,758
Shinwa Company, Ltd. (Gifu)	2,700	13,493
Ship Healthcare Holdings, Inc.	14,700	207,690
Shizuoka Gas Company, Ltd.	10,200	70,395
Shoei Company, Ltd.	13,600	182,352
Shoei Foods Corp.	500	15,256
Shofu, Inc.	3,500	63,226
Showa Sangyo Company, Ltd.	6,300	130,249
SIGMAXYZ Holdings, Inc.	8,400	75,327
Siix Corp.	7,700	79,178
Simplex Holdings, Inc.	1,300	22,999
Sinanen Holdings Company, Ltd.	1,800	49,369
Sinfonia Technology Company, Ltd.	7,300	102,036
Sinko Industries, Ltd.	6,000	100,485
Sintokogio, Ltd.	10,700	78,812
SK Kaken Company, Ltd.	1,000	48,495
SK-Electronics Company, Ltd.	1,900	46,905
SKY Perfect JSAT Holdings, Inc.	45,600	209,058
Smaregi, Inc. (A)	1,600	32,183
SMK Corp.	1,900	32,324
SMS Company, Ltd.	9,800	186,155
Snow Peak, Inc. (B)	9,200	63,036
Soda Nikka Company, Ltd.	5,800	40,520
Sodick Company, Ltd.	11,700	59,514
Soft99 Corp.	6,300	59,124
Softcreate Holdings Corp.	5,400	61,827
Software Service, Inc.	900	55,540
Soken Chemical & Engineering Company, Ltd.	2,300	37,545
Solasto Corp.	16,100	64,043
Soliton Systems KK	3,800	32,702
Sotetsu Holdings, Inc.	14,000	253,734
Sotoh Company, Ltd.	2,400	11,427
Space Company, Ltd.	2,970	18,197
Sparx Group Company, Ltd.	5,180	52,153
SPK Corp.	1,800	22,228
S-Pool, Inc.	21,400	57,326
SRA Holdings	3,500	84,974
SRE Holdings Corp. (A)	3,300	61,798
ST Corp.	4,300	44,028
St. Marc Holdings Company, Ltd.	700	9,446
Star Mica Holdings Company, Ltd.	8,400	34,492
Star Micronics Company, Ltd.	12,200	155,002
Starts Corp., Inc.	8,700	164,090
Starzen Company, Ltd.	3,900	64,766
Stella Chemifa Corp.	3,500	76,750
Step Company, Ltd.	2,900	36,739
Strike Company, Ltd.	2,600	68,225
Studio Alice Company, Ltd.	3,500	48,771
Subaru Enterprise Company, Ltd.	500	44,652
Sugimoto & Company, Ltd.	2,500	37,928
Sumida Corp.	7,800	62,486
Suminoe Textile Company, Ltd. (B)	199	3,020
Sumiseki Holdings, Inc. (B)	11,400	59,463
Sumitomo Bakelite Company, Ltd.	5,700	272,571
48	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Sumitomo Densetsu Company, Ltd.	5,400	$93,412
Sumitomo Mitsui Construction Company, Ltd.	44,160	118,657
Sumitomo Osaka Cement Company, Ltd.	8,200	200,106
Sumitomo Pharma Company, Ltd.	16,200	51,390
Sumitomo Riko Company, Ltd.	9,500	66,443
Sumitomo Seika Chemicals Company, Ltd.	2,400	82,009
Sun Frontier Fudousan Company, Ltd.	7,200	75,949
Suncall Corp.	7,800	25,037
Sun-Wa Technos Corp.	3,500	52,841
Suruga Bank, Ltd.	46,200	234,944
Suzuki Company, Ltd.	4,100	34,140
SWCC Corp.	8,300	150,639
System Research Company, Ltd.	1,400	33,994
System Support, Inc.	1,100	14,010
Systems Engineering Consultants Company, Ltd.	600	17,598
Systena Corp.	83,500	167,205
Syuppin Company, Ltd.	5,600	46,887
T Hasegawa Company, Ltd.	5,100	111,149
T RAD Company, Ltd.	2,000	42,718
T&K Toka Company, Ltd.	7,400	72,084
Tachibana Eletech Company, Ltd.	5,100	100,262
Tachikawa Corp.	3,500	35,140
Tachi-S Company, Ltd.	8,000	95,332
Tadano, Ltd.	27,900	218,834
Taihei Dengyo Kaisha, Ltd.	3,600	94,323
Taiheiyo Cement Corp.	16,900	317,642
Taiho Kogyo Company, Ltd.	6,000	35,445
Taikisha, Ltd.	7,200	206,062
Taisei Lamick Company, Ltd.	1,900	37,654
Taisei Oncho Company, Ltd.	500	13,457
Taiyo Holdings Company, Ltd.	10,900	220,458
Takamatsu Construction Group Company, Ltd.	3,700	65,954
Takamiya Company, Ltd.	9,700	29,931
Takaoka Toko Company, Ltd.	1,970	27,536
Takara & Company, Ltd.	3,400	56,522
Takara Bio, Inc.	13,300	109,973
Takara Holdings, Inc.	40,000	329,185
Takara Standard Company, Ltd.	7,600	91,281
Takasago International Corp.	4,200	99,707
Takasago Thermal Engineering Company, Ltd.	12,200	247,580
Takashima & Company, Ltd.	5,600	36,253
Takashimaya Company, Ltd.	8,300	111,831
Takasho Company, Ltd.	3,000	11,148
Take And Give Needs Company, Ltd.	1,200	9,291
TAKEBISHI Corp.	2,500	31,860
Takeuchi Manufacturing Company, Ltd.	9,800	287,876
Takuma Company, Ltd.	17,400	192,132
Tama Home Company, Ltd. (B)	5,200	122,207
Tamron Company, Ltd.	4,900	146,181
Tamura Corp.	22,400	86,251
Tanabe Engineering Corp.	1,900	18,156
Tanaka Chemical Corp. (A)	3,400	22,497
Tanseisha Company, Ltd.	10,700	64,318
Taoka Chemical Company, Ltd.	2,500	12,375
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	49

	Shares	Value
Japan (continued)
Tatsuta Electric Wire and Cable Company, Ltd. (A)	15,400	$70,947
Tayca Corp.	5,300	47,469
Tazmo Company, Ltd.	3,000	73,732
TBK Company, Ltd.	9,100	23,871
TDC Soft, Inc.	5,400	76,645
TechMatrix Corp.	10,800	126,360
Techno Medica Company, Ltd.	2,400	39,413
Techno Ryowa, Ltd.	3,800	33,340
Techno Smart Corp.	3,200	38,053
Technoflex Corp.	1,300	9,762
Tecnos Japan, Inc.	3,900	16,811
Teijin, Ltd.	33,700	306,592
Teikoku Electric Manufacturing Company, Ltd.	3,500	71,339
Teikoku Sen-I Company, Ltd.	6,300	86,389
Teikoku Tsushin Kogyo Company, Ltd.	2,800	37,174
Tekken Corp.	4,000	52,773
Tenma Corp.	4,300	67,923
Tenpos Holdings Company, Ltd.	1,400	26,090
Tera Probe, Inc.	1,200	50,685
Tess Holdings Company, Ltd.	8,200	24,518
T-Gaia Corp.	6,500	80,533
The 77 Bank, Ltd.	14,300	332,946
The Akita Bank, Ltd.	4,600	61,494
The Awa Bank, Ltd.	8,700	146,939
The Bank of Iwate, Ltd.	3,900	65,313
The Bank of Nagoya, Ltd.	2,800	105,534
The Bank of Saga, Ltd.	3,400	43,112
The Chiba Kogyo Bank, Ltd.	10,800	60,763
The Chugoku Electric Power Company, Inc.	38,200	252,577
The Ehime Bank, Ltd.	9,950	67,852
The First Bank of Toyama, Ltd.	15,900	84,902
The Fukui Bank, Ltd.	5,918	62,180
The Furukawa Battery Company, Ltd.	5,900	35,647
The Gunma Bank, Ltd.	91,700	464,557
The Hyakugo Bank, Ltd.	50,800	186,268
The Hyakujushi Bank, Ltd.	6,800	119,532
The Japan Steel Works, Ltd.	3,100	53,686
The Keiyo Bank, Ltd.	25,300	120,159
The Kita-Nippon Bank, Ltd.	2,500	35,761
The Kiyo Bank, Ltd.	18,139	195,382
The Miyazaki Bank, Ltd.	4,400	78,781
The Monogatari Corp.	9,400	246,455
The Musashino Bank, Ltd.	8,300	160,643
The Nanto Bank, Ltd.	7,900	132,972
The Nippon Road Company, Ltd.	6,500	83,392
The Nisshin Oillio Group, Ltd.	6,600	187,119
The Ogaki Kyoritsu Bank, Ltd.	10,800	138,692
The Oita Bank, Ltd.	4,500	80,395
The Okinawa Electric Power Company, Inc.	15,364	112,404
The Pack Corp.	4,300	93,538
The San-In Godo Bank, Ltd.	36,700	238,022
The Shibusawa Warehouse Company, Ltd.	2,700	51,750
The Shiga Bank, Ltd.	9,800	248,346
The Shikoku Bank, Ltd.	8,800	59,543
50	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
The Shimizu Bank, Ltd.	2,800	$28,970
The Sumitomo Warehouse Company, Ltd.	13,676	225,442
The Taiko Bank, Ltd.	3,400	30,050
The Tochigi Bank, Ltd.	20,400	43,982
The Toho Bank, Ltd.	57,700	113,558
The Tohoku Bank, Ltd.	3,800	29,843
The Torigoe Company, Ltd.	5,900	28,507
The Tottori Bank, Ltd.	3,400	30,442
The Towa Bank, Ltd.	8,000	33,668
The Yamagata Bank, Ltd.	6,300	45,172
The Yamanashi Chuo Bank, Ltd.	7,551	91,805
Tigers Polymer Corp.	6,500	40,179
TKC Corp.	8,100	193,679
TKP Corp. (A)	3,900	54,148
Toa Corp. (Hyogo)	7,100	50,365
Toa Corp. (Tokyo)	4,200	101,538
TOA ROAD Corp.	2,100	94,924
Toagosei Company, Ltd.	26,600	244,829
Toba, Inc.	800	17,314
Tobishima Corp.	3,820	33,559
TOC Company, Ltd.	9,300	37,722
Tocalo Company, Ltd.	17,000	165,298
Toda Corp.	37,200	212,535
Toei Company, Ltd.	300	35,919
Toenec Corp.	2,100	60,281
Togami Electric Manufacturing Company, Ltd.	600	9,091
Toho Acetylene Company, Ltd.	900	11,407
Toho Company, Ltd.	1,500	31,333
Toho Gas Company, Ltd.	8,200	146,216
Toho Holdings Company, Ltd.	15,100	329,459
Toho Titanium Company, Ltd.	10,000	124,348
Toho Zinc Company, Ltd.	3,600	29,196
Tohokushinsha Film Corp.	4,000	35,513
Tokai Carbon Company, Ltd. (B)	53,800	398,568
Tokai Corp.	6,200	80,314
TOKAI Holdings Corp.	26,800	170,289
Tokai Lease Company, Ltd.	300	2,598
Tokai Rika Company, Ltd.	14,400	241,630
Tokai Tokyo Financial Holdings, Inc.	51,900	194,172
Token Corp.	1,950	106,921
Tokushu Tokai Paper Company, Ltd.	2,100	52,693
Tokuyama Corp.	15,800	256,836
Tokyo Electron Device, Ltd.	5,600	184,862
Tokyo Energy & Systems, Inc.	6,000	39,118
Tokyo Individualized Educational Institute, Inc.	7,900	25,563
Tokyo Keiki, Inc.	4,200	50,063
Tokyo Kiraboshi Financial Group, Inc.	6,558	191,321
Tokyo Ohka Kogyo Company, Ltd.	1,000	61,855
Tokyo Rakutenchi Company, Ltd.	1,200	34,820
Tokyo Rope Manufacturing Company, Ltd.	1,700	15,886
Tokyo Sangyo Company, Ltd.	6,600	38,768
Tokyo Seimitsu Company, Ltd.	6,300	364,676
Tokyo Steel Manufacturing Company, Ltd.	17,300	210,188
Tokyo Tekko Company, Ltd.	1,700	45,616
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	51

	Shares	Value
Japan (continued)
Tokyotokeiba Company, Ltd.	5,000	$149,000
Tokyu Construction Company, Ltd.	26,200	139,628
Toli Corp.	11,000	25,148
Tomato Bank, Ltd.	3,200	24,757
Tomen Devices Corp.	900	32,196
Tomoe Corp.	7,600	28,785
Tomoe Engineering Company, Ltd.	2,400	46,634
Tomoku Company, Ltd.	2,900	42,661
TOMONY Holdings, Inc.	44,000	146,081
Tomy Company, Ltd.	22,800	320,703
Tonami Holdings Company, Ltd.	1,800	56,184
Topcon Corp.	29,300	301,330
Topre Corp.	11,400	154,789
Topy Industries, Ltd.	4,200	78,478
Torex Semiconductor, Ltd.	2,300	31,236
Toridoll Holdings Corp.	6,700	188,015
Torii Pharmaceutical Company, Ltd.	4,200	103,785
Torikizoku Holdings Company, Ltd.	200	3,837
Torishima Pump Manufacturing Company, Ltd.	4,600	68,473
Tosei Corp. (B)	9,300	113,400
Toshiba TEC Corp.	6,900	135,738
Tosho Company, Ltd.	2,700	14,910
Totech Corp.	2,000	64,210
Totetsu Kogyo Company, Ltd.	7,200	141,474
Toukei Computer Company, Ltd.	600	28,573
Towa Corp.	6,000	286,815
Towa Pharmaceutical Company, Ltd.	6,900	115,231
Toyo Construction Company, Ltd.	31,300	281,384
Toyo Corp.	8,200	76,910
Toyo Engineering Corp. (A)	11,300	54,036
Toyo Gosei Company, Ltd.	1,800	81,434
Toyo Ink SC Holdings Company, Ltd.	10,100	182,117
Toyo Kanetsu KK	1,600	40,178
Toyo Machinery & Metal Company, Ltd.	6,200	27,941
Toyo Securities Company, Ltd.	15,100	30,537
Toyo Tanso Company, Ltd.	4,600	142,801
Toyo Tire Corp.	18,700	311,091
Toyobo Company, Ltd.	24,606	174,989
TPR Company, Ltd.	7,200	84,247
Traders Holdings Company, Ltd.	6,220	23,157
Trancom Company, Ltd.	2,200	112,269
Transaction Company, Ltd.	3,700	52,791
Transcosmos, Inc.	4,900	102,696
TRE Holdings Corp.	3,976	30,199
Treasure Factory Company, Ltd.	2,200	18,770
Trenders, Inc.	1,200	9,901
Tri Chemical Laboratories, Inc.	7,200	170,798
Trinity Industrial Corp.	2,000	12,346
Trusco Nakayama Corp.	14,000	225,029
TS Tech Company, Ltd.	23,600	291,700
TSI Holdings Company, Ltd.	12,005	63,007
Tsubaki Nakashima Company, Ltd.	14,200	71,283
Tsubakimoto Chain Company	7,600	194,171
Tsubakimoto Kogyo Company, Ltd.	1,400	57,099
52	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Tsugami Corp.	11,400	$95,047
Tsukishima Holdings Company, Ltd.	8,600	77,258
Tsukuba Bank, Ltd.	16,500	29,837
Tsumura & Company	16,500	312,088
Tsurumi Manufacturing Company, Ltd.	5,400	130,308
Tsutsumi Jewelry Company, Ltd.	2,500	36,178
Tsuzuki Denki Company, Ltd.	2,100	29,657
TV Asahi Holdings Corp.	5,400	61,191
Tv Tokyo Holdings Corp.	2,400	48,497
TYK Corp.	6,400	18,209
UACJ Corp.	8,471	198,778
UBE Corp.	24,200	380,126
Uchida Yoko Company, Ltd.	2,500	121,700
Ueki Corp.	1,200	11,792
ULS Group, Inc.	600	16,849
Ultrafabrics Holdings Company, Ltd.	2,600	26,792
Ulvac, Inc.	9,000	395,587
Union Tool Company	3,100	70,896
Unipres Corp.	8,800	59,012
UNIRITA, Inc.	700	8,714
United Arrows, Ltd.	5,700	75,485
United Super Markets Holdings, Inc.	16,700	113,985
UNITED, Inc.	6,800	39,667
Unitika, Ltd. (A)	23,900	29,541
Universal Entertainment Corp.	7,300	106,623
Urbanet Corp. Company, Ltd.	3,800	10,523
Usen-Next Holdings Company, Ltd.	4,100	104,786
User Local, Inc.	1,400	16,312
Ushio, Inc.	26,700	343,541
UT Group Company, Ltd. (A)	8,000	119,787
V Technology Company, Ltd.	2,900	52,064
Valor Holdings Company, Ltd.	9,100	145,662
Valqua, Ltd.	5,200	137,434
Value HR Company, Ltd.	4,200	42,538
ValueCommerce Company, Ltd.	4,800	44,953
Valuence Holdings, Inc.	1,700	15,720
Vector, Inc.	9,700	71,696
Vertex Corp.	4,320	43,563
Village Vanguard Company, Ltd. (A)	1,400	10,294
Vision, Inc. (A)	7,300	57,456
Visional, Inc. (A)	3,300	177,365
Vital KSK Holdings, Inc.	12,500	90,485
VT Holdings Company, Ltd.	25,800	91,342
Wacoal Holdings Corp.	11,400	251,306
Wacom Company, Ltd.	22,700	105,617
Wakachiku Construction Company, Ltd.	2,400	47,887
Wakita & Company, Ltd.	10,600	106,492
Warabeya Nichiyo Holdings Company, Ltd.	3,800	89,570
Waseda Academy Company, Ltd.	3,800	40,675
Watahan & Company, Ltd.	4,400	40,721
WATAMI Company, Ltd. (A)	1,600	11,239
WDB Holdings Company, Ltd.	3,600	56,242
Weathernews, Inc.	1,900	75,273
Wellneo Sugar Company, Ltd.	4,100	57,123
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	53

	Shares	Value
Japan (continued)
Wellnet Corp.	2,500	$9,548
West Holdings Corp.	6,809	142,282
Will Group, Inc.	5,700	43,120
WingArc1st, Inc.	4,500	99,876
WIN-Partners Company, Ltd.	4,900	39,386
Wood One Company, Ltd.	3,600	23,914
World Company, Ltd.	7,000	77,077
World Holdings Company, Ltd.	3,100	56,794
Xebio Holdings Company, Ltd.	7,100	45,281
Yachiyo Industry Company, Ltd.	2,500	23,452
Yahagi Construction Company, Ltd.	8,200	71,265
YAKUODO Holdings Company, Ltd.	3,600	65,857
YAMABIKO Corp.	10,200	102,737
YAMADA Consulting Group Company, Ltd.	3,700	46,198
Yamaguchi Financial Group, Inc.	26,700	235,158
Yamaichi Electronics Company, Ltd.	6,000	76,789
YA-MAN, Ltd. (B)	10,300	73,748
Yamatane Corp.	2,900	44,030
Yamato Corp.	5,600	35,642
Yamaura Corp.	1,600	15,551
Yamaya Corp.	1,800	36,921
Yamazawa Company, Ltd.	1,800	15,281
Yamazen Corp.	15,900	129,149
Yaoko Company, Ltd.	2,300	125,346
Yashima Denki Company, Ltd.	4,800	41,174
Yasuda Logistics Corp.	5,200	39,532
YE Digital Corp.	1,900	10,416
Yellow Hat, Ltd.	10,900	130,966
Yodogawa Steel Works, Ltd.	5,865	155,290
Yokogawa Bridge Holdings Corp.	9,200	169,586
Yokorei Company, Ltd.	13,200	99,029
Yokowo Company, Ltd.	6,100	64,673
Yomeishu Seizo Company, Ltd.	2,800	35,403
Yondenko Corp.	3,200	62,930
Yondoshi Holdings, Inc.	5,659	74,740
Yonex Company, Ltd.	11,900	111,102
Yonkyu Company, Ltd.	1,200	18,586
Yorozu Corp.	6,100	37,245
Yoshinoya Holdings Company, Ltd.	18,600	410,806
Yotai Refractories Company, Ltd.	3,100	30,543
Yuasa Funashoku Company, Ltd.	1,100	23,131
Yuasa Trading Company, Ltd.	5,700	170,909
Yukiguni Maitake Company, Ltd.	5,000	32,090
Yurtec Corp.	11,700	79,459
Yushin Precision Equipment Company, Ltd.	3,000	13,635
Yushiro Chemical Industry Company, Ltd.	3,700	42,967
Yutaka Giken Company, Ltd.	1,600	23,498
Zaoh Company, Ltd.	1,800	29,169
Zenitaka Corp.	600	15,603
Zenrin Company, Ltd.	10,400	62,845
ZERIA Pharmaceutical Company, Ltd.	6,500	89,147
ZIGExN Company, Ltd.	17,300	62,935
Zuiko Corp.	4,400	42,619
54	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Jersey, Channel Islands 0.1%		$490,311
Centamin PLC	402,088	490,311
Jordan 0.0%		149,618
Hikma Pharmaceuticals PLC	6,866	149,618
Liechtenstein 0.1%		400,021
Liechtensteinische Landesbank AG	4,093	292,907
VP Bank AG, Class A	1,093	107,114
Luxembourg 0.4%		2,398,440
APERAM SA	11,360	378,436
Aroundtown SA (A)	148,387	349,426
B&S Group Sarl (D)	5,479	21,841
Befesa SA (D)	10,492	368,030
d’Amico International Shipping SA	15,822	93,683
Grand City Properties SA	25,322	251,070
IVS Group SA	9,712	58,622
L’Occitane International SA	57,000	141,984
RTL Group SA	532	19,166
SES SA	103,701	616,708
Sword Group	2,454	99,474
Macau 0.0%		17,201
MECOM Power and Construction, Ltd. (A)(B)	414,000	17,201
Malaysia 0.0%		53,641
Frencken Group, Ltd.	52,800	45,471
Pentamaster International, Ltd.	62,000	8,170
Malta 0.0%		17,311
Catena Media PLC (A)	2,080	2,366
Gaming Innovation Group, Inc. (A)	5,338	14,945
Monaco 0.0%		45,178
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	407	45,178
Mongolia 0.0%		60,348
Mongolian Mining Corp. (A)	114,000	60,348
Netherlands 2.0%		11,490,075
Aalberts NV	22,954	908,750
Acomo NV	4,872	90,001
Alfen N.V. (A)(D)	5,660	285,855
AMG Critical Materials NV	8,363	199,002
Arcadis NV	21,136	1,061,552
ASR Nederland NV	16,688	769,372
Basic-Fit NV (A)(B)(D)	12,628	360,457
BE Semiconductor Industries NV	17,634	2,475,574
Beter Bed Holding NV	4,223	28,000
Brack Capital Properties NV (A)	1,254	81,940
Brunel International NV	4,689	54,238
Corbion NV	15,005	283,776
CTP NV (D)	11,491	184,521
Euronext NV (D)	2,790	231,602
Flow Traders, Ltd.	8,359	155,169
ForFarmers NV	13,376	35,100
Fugro NV (A)	31,463	579,906
Just Eat Takeaway.com NV (A)(D)	642	10,036
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	55

	Shares	Value
Netherlands (continued)
Kendrion NV	4,735	$56,458
Koninklijke BAM Groep NV	68,896	188,465
Koninklijke Heijmans NV	6,455	87,853
Koninklijke Vopak NV	14,100	484,280
Lucas Bols NV (D)	3,531	67,177
Nedap NV	1,406	93,646
OCI NV	9,083	195,666
Pharming Group NV (A)	105,944	122,340
PostNL NV	78,844	123,817
PPHE Hotel Group, Ltd.	4,959	80,912
SBM Offshore NV	33,843	451,076
SIF Holding NV (A)	2,116	21,384
Signify NV (D)	28,938	842,065
Sligro Food Group NV	5,919	100,740
TKH Group NV	10,242	408,067
TomTom NV (A)	18,990	125,713
Van Lanschot Kempen NV	7,794	245,565
New Zealand 0.4%		2,062,031
Air New Zealand, Ltd.	288,020	118,744
Arvida Group, Ltd.	106,810	65,183
Briscoe Group, Ltd.	11,818	33,502
Channel Infrastructure NZ, Ltd.	43,399	39,808
Chorus, Ltd.	56,119	264,988
Comvita, Ltd.	3,159	4,923
Delegat Group, Ltd.	9,275	39,108
Freightways Group, Ltd.	29,219	147,568
Gentrack Group, Ltd. (A)	9,421	33,615
Hallenstein Glasson Holdings, Ltd.	12,034	44,827
Heartland Group Holdings, Ltd.	127,077	126,867
Investore Property, Ltd.	80,798	50,294
KMD Brands, Ltd.	103,491	49,080
Manawa Energy, Ltd.	10,579	29,564
Napier Port Holdings, Ltd.	4,702	7,097
NZME, Ltd.	72,696	37,844
NZX, Ltd.	87,081	55,803
Oceania Healthcare, Ltd.	137,353	62,616
PGG Wrightson, Ltd.	6,900	14,774
Rakon, Ltd.	10,875	4,086
Restaurant Brands New Zealand, Ltd.	8,039	19,270
Sanford, Ltd. (B)	22,753	52,895
Scales Corp., Ltd.	25,768	47,922
Serko, Ltd. (A)	10,833	27,365
Skellerup Holdings, Ltd.	32,456	101,536
SKY Network Television, Ltd.	36,695	62,371
SKYCITY Entertainment Group, Ltd.	121,765	138,728
Steel & Tube Holdings, Ltd.	21,933	14,349
Summerset Group Holdings, Ltd.	22,426	128,772
Synlait Milk, Ltd. (A)	16,019	12,703
The Warehouse Group, Ltd.	25,288	28,354
Tourism Holdings, Ltd.	25,901	56,391
TOWER, Ltd.	136,191	51,097
Turners Automotive Group, Ltd.	14,548	41,679
Vista Group International, Ltd. (A)	57,676	48,308
56	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Norway 0.8%		$4,310,029
2020 Bulkers, Ltd. (A)	2,700	29,781
ABG Sundal Collier Holding ASA	121,577	66,083
Agilyx ASA (A)	4,323	9,282
Akastor ASA	51,551	52,558
Aker Carbon Capture ASA (A)	54,921	51,471
AMSC ASA	15,163	37,177
ArcticZymes Technologies ASA (A)	10,381	37,877
Atea ASA (A)	17,440	196,428
Austevoll Seafood ASA	9,949	68,572
Avance Gas Holding, Ltd. (D)	2,133	30,373
Axactor ASA (A)	47,680	21,196
B2 Impact ASA	70,553	45,710
Belships ASA	19,970	34,715
BLUENORD ASA (A)	4,557	207,806
Bonheur ASA	5,968	100,486
Borregaard ASA	10,332	164,882
Bouvet ASA	21,297	114,389
BW Offshore, Ltd.	21,303	44,357
Cloudberry Clean Energy ASA (A)	16,155	15,086
Crayon Group Holding ASA (A)(B)(D)	17,078	133,368
DNO ASA	103,277	100,029
Elmera Group ASA (D)	10,524	23,012
Elopak ASA	5,391	13,246
Europris ASA (D)	40,967	271,319
FLEX LNG, Ltd.	1,954	56,390
Golden Ocean Group, Ltd.	6,155	56,298
Grieg Seafood ASA (B)	12,141	74,165
Hexagon Composites ASA (A)	39,844	95,716
Hexagon Purus ASA (A)	13,675	11,113
Hoegh Autoliners ASA	3,847	31,040
Hofseth BioCare ASA (A)	27,299	6,807
Itera ASA	21,736	23,061
Kid ASA (D)	6,963	70,266
Kitron ASA	44,546	134,526
LINK Mobility Group Holding ASA (A)	12,558	18,233
Medistim ASA	2,819	53,109
Morrow Bank ASA (A)	16,702	6,165
MPC Container Ships ASA	81,418	104,501
Multiconsult ASA (D)	4,235	46,219
Norske Skog ASA (B)(D)	14,010	52,164
Norwegian Air Shuttle ASA (A)	70,682	65,086
NRC Group ASA (A)(B)	15,653	15,299
Odfjell Drilling, Ltd.	25,549	81,682
Odfjell SE, A Shares	5,085	53,660
OKEA ASA	6,814	23,017
Otello Corp. ASA (A)	16,811	11,811
Panoro Energy ASA	18,518	48,533
Pareto Bank ASA	9,307	45,172
PGS ASA (A)	202,980	169,636
PhotoCure ASA (A)	7,868	36,068
PoLight ASA (A)(D)	4,176	5,699
Protector Forsikring ASA	14,035	250,359
Sandnes Sparebank	1,787	14,290
Scatec ASA (D)	14,212	94,367
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	57

	Shares	Value
Norway (continued)
Self Storage Group ASA (A)	14,066	$51,063
Selvaag Bolig ASA	13,802	35,347
Siem Offshore, Inc. (A)(B)	10,316	23,249
SpareBank 1 Helgeland	791	8,693
Sparebank 1 Oestlandet	5,853	67,741
SpareBank 1 Sorost-Norge	9,718	51,641
Sparebanken More	7,071	49,957
Ultimovacs ASA (A)(B)	2,829	28,261
Veidekke ASA	27,173	261,360
Volue ASA (A)	4,209	7,120
Wilh Wilhelmsen Holding ASA, Class A	2,768	85,974
Zaptec ASA (A)	10,602	15,968
Peru 0.0%		142,777
Hochschild Mining PLC (A)	107,762	142,777
Philippines 0.0%		15,769
Del Monte Pacific, Ltd.	136,300	15,769
Poland 0.0%		154,307
InPost SA (A)	13,074	154,307
Portugal 0.4%		2,453,502
Altri SGPS SA	23,516	122,578
Banco Comercial Portugues SA (A)	2,452,906	824,894
Corticeira Amorim SGPS SA	6,510	64,219
CTT-Correios de Portugal SA	30,124	117,144
Greenvolt-Energias Renovaveis SA (A)(B)	10,901	84,497
Ibersol SGPS SA	4,333	31,752
Mota-Engil SGPS SA	23,312	94,092
NOS SGPS SA	64,258	238,022
REN - Redes Energeticas Nacionais SGPS SA	124,352	330,052
Semapa-Sociedade de Investimento e Gestao	1,051	15,521
Sonae SGPS SA	250,489	253,335
The Navigator Company SA	67,490	277,396
Singapore 1.1%		6,213,310
AEM Holdings, Ltd.	62,200	152,603
Amara Holdings, Ltd.	80,000	35,876
Avarga, Ltd. (A)	74,200	9,415
Aztech Global, Ltd.	44,700	30,074
Banyan Tree Holdings, Ltd. (A)	78,000	20,943
Best World International, Ltd. (A)	20,626	25,911
Bonvests Holdings, Ltd.	36,400	27,496
Boustead Singapore, Ltd.	104,189	64,623
BRC Asia, Ltd.	15,100	19,647
Bukit Sembawang Estates, Ltd.	56,200	145,734
BW LPG, Ltd. (D)	12,857	187,332
Capitaland India Trust	227,492	175,230
Centurion Corp., Ltd.	85,000	25,454
China Aviation Oil Singapore Corp., Ltd.	72,800	47,106
China Sunsine Chemical Holdings, Ltd.	152,100	44,855
Chuan Hup Holdings, Ltd.	109,000	14,677
ComfortDelGro Corp., Ltd.	447,800	432,330
COSCO Shipping International Singapore Company, Ltd. (A)	278,500	25,424
CSE Global, Ltd.	92,000	28,866
58	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Singapore (continued)
CW Group Holdings, Ltd. (A)(C)	135,000	$3,194
Dasin Retail Trust (A)	49,600	2,083
Delfi, Ltd.	56,500	46,562
Dyna-Mac Holdings, Ltd.	100,500	19,116
Ezion Holdings, Ltd. (A)(C)	1,126,020	36,196
Ezra Holdings, Ltd. (A)(C)	438,996	902
Far East Orchard, Ltd.	60,031	46,233
First Resources, Ltd.	122,400	127,270
Food Empire Holdings, Ltd.	36,000	29,347
Fraser and Neave, Ltd.	82,900	66,267
Fu Yu Corp., Ltd.	142,200	14,766
Gallant Venture, Ltd. (A)	264,000	26,285
Geo Energy Resources, Ltd.	105,900	22,165
Golden Agri-Resources, Ltd.	1,494,300	295,994
GuocoLand, Ltd.	69,700	74,990
Haw Par Corp., Ltd.	22,600	164,875
Hiap Hoe, Ltd.	38,000	18,560
Ho Bee Land, Ltd.	53,300	70,520
Hong Fok Corp., Ltd.	77,336	52,888
Hong Leong Asia, Ltd.	70,600	32,478
Hong Leong Finance, Ltd.	84,000	155,219
Hotel Grand Central, Ltd.	48,457	28,189
HRnetgroup, Ltd.	75,200	39,339
Hyflux, Ltd. (A)(B)	154,800	0
iFAST Corp., Ltd.	27,300	171,675
IGG, Inc. (A)	234,000	99,119
InnoTek, Ltd.	20,500	6,435
Japfa, Ltd.	87,620	15,356
Keppel Infrastructure Trust	919,338	322,518
Low Keng Huat Singapore, Ltd.	64,000	15,407
Marco Polo Marine, Ltd. (A)	526,500	19,302
Metro Holdings, Ltd.	151,300	58,349
Micro-Mechanics Holdings, Ltd.	5,200	7,049
Midas Holdings, Ltd. (A)(B)(C)	249,000	30,378
Nanofilm Technologies International, Ltd.	56,700	37,571
NetLink NBN Trust	439,200	277,478
NSL, Ltd.	29,000	16,493
OM Holdings, Ltd.	69,157	21,255
OUE, Ltd.	79,600	67,881
Oxley Holdings, Ltd.	409,889	30,685
Pacific Century Regional Developments, Ltd.	52,900	11,278
Pan-United Corp., Ltd.	68,750	19,224
Propnex, Ltd.	33,800	21,109
Q&M Dental Group Singapore, Ltd.	57,720	10,138
QAF, Ltd.	59,334	36,346
Raffles Medical Group, Ltd.	187,218	142,927
Riverstone Holdings, Ltd.	47,000	21,771
SATS, Ltd. (A)	93,420	185,181
SBS Transit, Ltd.	27,700	51,992
Sheng Siong Group, Ltd.	137,200	160,050
SHS Holdings, Ltd.	84,000	8,057
SIA Engineering Company, Ltd.	62,300	106,217
SIIC Environment Holdings, Ltd.	412,280	58,539
Silverlake Axis, Ltd.	45,300	9,153
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	59

	Shares	Value
Singapore (continued)
Sinarmas Land, Ltd.	300,000	$40,332
Sing Holdings, Ltd.	79,000	20,694
Sing Investments & Finance, Ltd.	42,900	31,651
Singapore Land Group, Ltd.	55,200	80,868
Singapore Post, Ltd.	329,400	110,764
Singapore Shipping Corp., Ltd.	87,492	15,094
Stamford Land Corp., Ltd.	162,285	46,672
StarHub, Ltd.	154,500	123,646
Straits Trading Company, Ltd.	26,078	36,450
Swiber Holdings, Ltd. (A)(C)	128,250	6,270
The Hour Glass, Ltd.	46,700	53,070
Thomson Medical Group, Ltd.	654,600	27,398
Tuan Sing Holdings, Ltd.	163,317	34,202
UMS Holdings, Ltd.	122,212	115,184
United Overseas Insurance, Ltd.	2,400	10,624
UOB-Kay Hian Holdings, Ltd.	107,939	109,058
Venture Corp., Ltd.	32,800	307,252
Vicom, Ltd.	26,000	25,659
Wee Hur Holdings, Ltd.	102,000	14,853
Wing Tai Holdings, Ltd.	75,117	73,560
Yeo Hiap Seng, Ltd.	9,032	4,042
Spain 2.5%		14,077,667
Acerinox SA	37,508	411,881
Aedas Homes SA (D)	2,309	43,404
Almirall SA	21,192	196,148
Amper SA (A)(B)	307,165	32,816
Amper SA, Rights Offering (A)(B)	107,506	11,485
Applus Services SA	40,300	435,337
Atresmedia Corp. de Medios de Comunicacion SA	19,771	81,993
Audax Renovables SA (A)	25,087	34,890
Azkoyen SA	4,660	28,544
Banco de Sabadell SA	1,700,559	2,486,877
Bankinter SA	210,725	1,482,623
Caja de Ahorros del Mediterraneo (A)(C)	1,684	0
Cia de Distribucion Integral Logista Holdings SA	13,623	353,048
CIE Automotive SA	9,455	267,055
Construcciones y Auxiliar de Ferrocarriles SA	4,460	156,797
Distribuidora Internacional de Alimentacion SA (A)	1,894,676	24,534
Ebro Foods SA	12,230	202,779
eDreams ODIGEO SA (A)	22,487	166,167
Elecnor SA	9,042	178,487
Enagas SA	56,299	1,030,381
Ence Energia y Celulosa SA (B)	35,093	112,378
Ercros SA	20,973	56,198
Faes Farma SA	77,383	262,887
Fluidra SA	18,959	392,372
Fomento de Construcciones y Contratas SA (B)	5,055	67,749
Gestamp Automocion SA (D)	36,770	141,041
Global Dominion Access SA (D)	20,323	74,265
Grenergy Renovables SA (A)	473	15,044
Grifols SA (A)	4,007	56,725
Grupo Catalana Occidente SA	9,419	328,564
Grupo Empresarial San Jose SA	8,498	33,432
60	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Spain (continued)
Iberpapel Gestion SA	2,945	$59,437
Indra Sistemas SA	29,646	458,016
Laboratorios Farmaceuticos Rovi SA	6,307	386,216
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (B)	153,941	145,753
Mapfre SA (B)	208,299	459,636
Melia Hotels International SA (A)	27,535	168,729
Miquel y Costas & Miquel SA	4,898	60,967
Neinor Homes SA (A)(D)	8,814	99,527
Obrascon Huarte Lain SA (A)	78,906	40,399
Oryzon Genomics SA (A)	5,490	12,460
Pharma Mar SA	3,479	148,497
Prim SA	3,271	36,960
Promotora de Informaciones SA, Class A (A)	66,046	21,696
Prosegur Cash SA (D)	84,840	48,281
Prosegur Cia de Seguridad SA	50,677	99,769
Realia Business SA	115,998	133,373
Renta 4 Banco SA	1,156	12,838
Sacyr SA	108,499	364,480
Solaria Energia y Medio Ambiente SA (A)	21,470	402,394
Talgo SA (D)	24,045	111,463
Tecnicas Reunidas SA (A)	13,910	134,987
Tubacex SA	32,792	120,601
Tubos Reunidos SA (A)(B)	19,513	13,902
Unicaja Banco SA (D)	276,730	307,743
Vidrala SA	5,145	471,673
Viscofan SA	9,643	591,969
Sweden 2.4%		13,561,784
AcadeMedia AB (D)	26,421	132,898
AddLife AB, B Shares	12,454	114,447
AddNode Group AB	32,979	237,861
AFRY AB	16,879	205,174
Alimak Group AB (D)	15,592	118,766
Alligo AB, Class B	9,039	88,791
Ambea AB (D)	14,053	59,271
Annehem Fastigheter AB, B Shares (A)	9,576	14,773
AQ Group AB	2,735	128,767
Arjo AB, B Shares	59,921	214,682
Attendo AB (A)(D)	34,023	112,400
Beijer Alma AB	13,382	233,033
Bergman & Beving AB	9,696	160,017
Besqab AB (A)	8,595	21,824
Betsson AB, Class B (A)	35,923	373,692
BHG Group AB (A)	7,065	7,968
Bilia AB, A Shares	20,071	217,647
BioGaia AB, B Shares	2,906	29,342
Biotage AB	4,053	50,851
Bjorn Borg AB (A)	1,367	5,548
Bonava AB, B Shares (A)	29,697	38,103
Boozt AB (A)(B)(D)	2,632	29,528
Bravida Holding AB (D)	8,786	55,167
Bufab AB	8,187	247,040
Bulten AB	5,708	34,485
Bure Equity AB	11,714	285,718
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	61

	Shares	Value
Sweden (continued)
Byggmax Group AB (A)	22,675	$66,349
Catella AB	11,079	28,165
Catena AB	6,589	245,863
Cellavision AB	4,258	71,946
Cibus Nordic Real Estate AB	1,102	13,319
Clas Ohlson AB, B Shares	12,179	148,643
Cloetta AB, B Shares	67,383	116,841
Coor Service Management Holding AB (D)	30,236	113,064
Corem Property Group AB, B Shares	96,298	80,956
Corem Property Group AB, D Shares	667	10,438
CTT Systems AB	936	20,420
Dedicare AB, B Shares	1,034	11,073
Dios Fastigheter AB	29,621	199,903
Dometic Group AB (D)	3,784	28,881
Dustin Group AB (A)(B)(D)	23,623	18,450
Dustin Group AB, Paid Subscription Shares (A)	70,869	54,920
Eastnine AB	5,069	76,062
Elanders AB, B Shares	4,037	35,182
Electrolux Professional AB, B Shares	56,300	248,208
Eltel AB (A)(D)	12,277	8,806
Enea AB (A)	5,690	29,796
Ependion AB	7,806	84,295
eWork Group AB	2,362	28,558
Fagerhult Group AB	11,083	67,719
Fastighets AB Trianon (A)	12,708	17,356
FastPartner AB, A Shares	10,041	48,071
Fingerprint Cards AB, B Shares (A)	39,344	4,140
FormPipe Software AB (A)	5,063	12,023
G5 Entertainment AB	1,577	22,692
Granges AB	35,149	386,127
Green Landscaping Group AB (A)(D)	1,280	7,632
Hanza AB	2,882	22,608
Heba Fastighets AB, Class B	23,826	65,651
Hemnet Group AB	2,151	48,820
HMS Networks AB	5,699	239,590
Hoist Finance AB (A)(D)	21,184	75,058
Humana AB (A)	14,866	38,564
Instalco AB (B)	50,540	159,282
Inwido AB	19,565	242,528
ITAB Shop Concept AB	7,377	6,733
JM AB	16,432	229,438
Karnov Group AB (A)	22,617	117,731
K-fast Holding AB (A)	1,830	2,732
KNOW IT AB	7,687	107,682
Lagercrantz Group AB, B Shares	7,100	81,037
Lime Technologies AB	2,893	80,844
Lindab International AB	24,346	441,667
Loomis AB	4,945	131,512
Medcap AB (A)	1,769	50,747
Medivir AB (A)	9,480	3,901
MEKO AB	13,636	135,566
Micro Systemation AB, Class B	896	5,208
MIPS AB	5,473	158,306
Modern Times Group MTG AB, B Shares (A)	28,006	226,005
62	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Sweden (continued)
Momentum Group AB	10,018	$111,589
Munters Group AB (D)	25,291	354,426
Mycronic AB	12,957	294,340
NCAB Group AB (B)	33,765	210,303
NCC AB, B Shares	22,559	252,174
Nederman Holding AB	5,279	94,472
Net Insight AB, B Shares (A)	57,222	24,543
New Wave Group AB, B Shares	26,731	219,357
Nilorngruppen AB, B Shares	1,816	10,660
Nobia AB (A)	40,167	34,198
Nolato AB, B Shares	61,682	304,986
Nordic Paper Holding AB	3,939	15,477
Nordic Waterproofing Holding AB	7,761	121,666
Norion Bank AB (A)	12,523	48,808
Note AB (A)(B)	5,236	78,814
NP3 Fastigheter AB	8,635	154,848
Nyfosa AB	33,060	219,571
OEM International AB, B Shares	24,113	208,847
Orron Energy AB (A)	38,699	27,318
Pandox AB	2,959	35,998
Peab AB, Class B	3,152	14,843
Platzer Fastigheter Holding AB, Series B	20,822	134,746
Prevas AB, B Shares	1,258	13,170
Pricer AB, B Shares (A)	55,282	38,497
Proact IT Group AB	9,725	81,345
Probi AB	430	8,336
Ratos AB, B Shares	57,801	176,267
RaySearch Laboratories AB (A)	7,197	65,569
Rejlers AB	2,462	26,753
Resurs Holding AB (D)	40,162	93,321
Rottneros AB	30,661	35,407
Scandi Standard AB	16,774	89,447
Scandic Hotels Group AB (A)(D)	53,782	221,915
Sdiptech AB, Class B (A)	2,539	57,825
Sensys Gatso Group AB (A)	2,799	21,373
Serneke Group AB (A)(C)	2,199	5,914
Sintercast AB	1,910	19,320
SkiStar AB	14,295	153,075
Softronic AB, B Shares	8,843	14,612
Solid Forsakring AB	5,351	31,616
Stendorren Fastigheter AB (A)	3,938	58,447
Stillfront Group AB (A)	79,456	88,356
Storskogen Group AB, Class B	115,819	84,939
Systemair AB	29,947	196,330
Tethys Oil AB	8,103	34,136
TF Bank AB (A)	1,974	27,964
Troax Group AB	11,456	222,394
Truecaller AB, Class B (A)	4,358	13,388
VBG Group AB, B Shares	6,568	141,940
Viaplay Group AB, B Shares (A)	1,669	3,770
Vitec Software Group AB, B Shares	5,912	310,042
Volati AB	3,453	32,500
XANO Industri AB, Class B	3,940	26,931
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	63

	Shares	Value
Switzerland 7.9%		$44,622,342
Accelleron Industries AG	5,139	147,981
Adecco Group AG	22,445	1,082,536
Allreal Holding AG	3,984	654,534
ALSO Holding AG	2,122	595,157
Aluflexpack AG (A)	644	6,515
APG SGA SA	455	89,834
Arbonia AG	14,657	142,639
Aryzta AG (A)	284,643	523,480
Ascom Holding AG	7,226	85,938
Autoneum Holding AG (A)	1,045	141,494
Avolta AG (A)	25,556	892,780
Baloise Holding AG	5,546	849,290
Banque Cantonale de Geneve, Bearer Shares	764	195,801
Banque Cantonale Vaudoise	5,917	721,114
Basilea Pharmaceutica AG (A)	2,614	103,674
Belimo Holding AG	2,875	1,401,600
Bell Food Group AG	670	209,245
Bellevue Group AG	2,666	65,491
Berner Kantonalbank AG	1,477	394,861
BKW AG	3,161	557,327
Bossard Holding AG, Class A	1,890	431,362
Bucher Industries AG	1,912	754,241
Burckhardt Compression Holding AG	981	549,302
Burkhalter Holding AG	621	64,210
Bystronic AG	435	250,761
Calida Holding AG	1,870	60,835
Carlo Gavazzi Holding AG	231	80,541
Cavotec SA (A)	16,419	22,542
Cembra Money Bank AG	8,283	622,591
Cicor Technologies, Ltd. (A)	495	26,185
Cie Financiere Tradition SA, Bearer Shares	884	117,629
Clariant AG (A)	61,603	922,456
Coltene Holding AG (A)	976	72,988
Comet Holding AG	2,242	617,127
Daetwyler Holding AG, Bearer Shares	1,591	360,739
DKSH Holding AG	10,106	667,936
dormakaba Holding AG	1,021	550,722
EDAG Engineering Group AG	3,415	45,370
EFG International AG (A)	29,659	358,129
Emmi AG	632	661,611
Energiedienst Holding AG	4,425	199,803
Feintool International Holding AG	1,968	44,892
Fenix Outdoor International AG	1,259	92,437
Ferrexpo PLC (A)	8,182	7,544
Flughafen Zurich AG	6,032	1,278,257
Forbo Holding AG	307	348,037
Fundamenta Real Estate AG (A)	6,335	122,541
Galenica AG (D)	14,127	1,172,611
GAM Holding AG (A)(C)	66,118	31,534
Georg Fischer AG	23,799	1,561,427
Glarner Kantonalbank	403	10,534
Gurit Holding AG, Bearer Shares (A)	1,058	88,567
Helvetia Holding AG	11,172	1,528,190
Hiag Immobilien Holding AG	1,495	135,338
64	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Switzerland (continued)
Highlight Communications AG, Bearer Shares (A)	4,309	$12,538
Huber + Suhner AG	5,461	405,930
Hypothekarbank Lenzburg AG	17	75,576
Implenia AG	3,985	130,312
Ina Invest Holding AG (A)	1,963	39,571
Inficon Holding AG	526	708,993
Interroll Holding AG	203	581,446
Intershop Holding AG	346	241,951
Investis Holding SA	998	107,082
IWG PLC (A)	241,075	434,288
Jungfraubahn Holding AG	1,797	327,431
Kardex Holding AG	2,050	491,328
Komax Holding AG	1,269	280,645
Kongsberg Automotive ASA (A)	142,572	26,300
Kudelski SA, Bearer Shares (A)	14,739	20,849
Landis+Gyr Group AG (A)	6,787	570,451
LEM Holding SA	140	299,898
Luzerner Kantonalbank AG	5,311	432,296
Medacta Group SA (D)	1,907	256,732
medmix AG (D)	7,405	158,390
Meier Tobler Group AG	1,760	72,851
Metall Zug AG, B Shares	64	102,604
Mikron Holding AG	1,756	28,284
Mobilezone Holding AG	13,793	207,051
Mobimo Holding AG	2,280	675,547
Novavest Real Estate AG (A)	1,200	50,530
OC Oerlikon Corp. AG	54,624	227,955
Orascom Development Holding AG (A)	6,368	35,635
Orell Fuessli AG	223	18,833
Orior AG	2,233	185,325
Phoenix Mecano AG (A)	274	130,997
Plazza AG, Class A	271	92,128
PSP Swiss Property AG	14,470	1,909,393
Rieter Holding AG (B)	771	79,809
Romande Energie Holding SA	3,950	246,892
Schaffner Holding AG	235	133,123
Schweiter Technologies AG	318	183,744
Sensirion Holding AG (A)(D)	2,086	191,574
SFS Group AG	5,248	591,990
Siegfried Holding AG (A)	1,234	1,112,670
SIG Group AG (A)	3,062	71,458
Softwareone Holding AG (A)	13,396	272,000
St. Galler Kantonalbank AG	822	453,735
Stadler Rail AG	5,468	202,430
Sulzer AG	5,887	585,663
Swiss Prime Site AG	18,104	1,820,442
Swiss Steel Holding AG (A)	268,300	22,713
Swissquote Group Holding SA	3,479	793,266
Temenos AG	17,468	1,482,335
Thurgauer Kantonalbank	252	35,283
Tornos Holding AG (A)(B)	3,182	19,077
TX Group AG	832	96,994
u-blox Holding AG (A)	2,014	211,668
Valiant Holding AG	4,777	515,542
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	65

	Shares	Value
Switzerland (continued)
Varia US Properties AG	1,653	$69,952
VAT Group AG (D)	1,811	840,821
Vaudoise Assurances Holding SA	123	61,281
Vetropack Holding AG	4,450	182,214
Vontobel Holding AG	7,884	456,882
VZ Holding AG	4,476	485,910
V-ZUG Holding AG (A)	900	63,469
Walliser Kantonalbank	1,001	123,675
Warteck Invest AG	74	158,449
Ypsomed Holding AG	759	264,085
Zehnder Group AG	3,031	168,079
Zueblin Immobilien Holding AG (A)	324	9,696
Zug Estates Holding AG, B Shares	91	164,218
Zuger Kantonalbank AG, Bearer Shares	44	391,783
Taiwan 0.0%		25,326
FIT Hon Teng, Ltd. (A)(D)	168,000	25,326
United Arab Emirates 0.0%		93,972
Shelf Drilling, Ltd. (A)(D)	33,573	93,972
United Kingdom 11.8%		66,762,400
4imprint Group PLC	7,346	397,314
A.G. Barr PLC	31,571	190,595
abrdn PLC	31,427	64,865
Accesso Technology Group PLC (A)	5,085	34,021
Accrol Group Holdings PLC (A)	24,318	9,678
Advanced Medical Solutions Group PLC	30,228	77,073
AJ Bell PLC	77,473	250,042
Alfa Financial Software Holdings PLC (D)	28,797	54,633
Alliance Pharma PLC	126,363	61,784
Anglo-Eastern Plantations PLC	9,864	86,477
Argentex Group PLC	2,580	2,545
Ascential PLC (A)	115,514	401,615
Ashmore Group PLC	110,867	248,256
Auction Technology Group PLC (A)	9,742	59,938
Avon Protection PLC	11,476	111,990
Babcock International Group PLC	174,882	874,821
Bakkavor Group PLC (D)	32,786	35,055
Balfour Beatty PLC	178,943	736,940
Bank of Georgia Group PLC	13,173	574,347
Beazley PLC	137,207	931,659
Begbies Traynor Group PLC	38,310	55,597
Bellway PLC	34,517	1,011,947
Benchmark Holdings PLC (A)	779	356
Bloomsbury Publishing PLC	31,031	163,052
Bodycote PLC	68,334	495,528
Boohoo Group PLC (A)(B)	217,506	87,870
BRAEMAR PLC	7,806	27,739
Breedon Group PLC	14,107	61,766
Bridgepoint Group PLC (D)	48,356	142,219
Britvic PLC	84,278	886,686
Brooks Macdonald Group PLC	2,126	51,424
Bytes Technology Group PLC	64,722	443,415
Camellia PLC	237	15,422
66	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United Kingdom (continued)
Capita PLC (A)	521,379	$125,782
Capricorn Energy PLC	34,843	65,665
Card Factory PLC (A)	110,145	138,456
Carillion PLC (A)(C)	114,263	13,834
Carr’s Group PLC	23,815	30,432
Castings PLC	13,200	63,302
Central Asia Metals PLC	46,495	96,690
Chemring Group PLC	88,477	352,754
Chesnara PLC	54,372	175,443
City of London Investment Group PLC	2,827	11,285
Clarkson PLC	9,803	361,860
Close Brothers Group PLC	47,638	463,648
CMC Markets PLC (D)	40,911	46,617
Coats Group PLC	443,318	370,690
Cohort PLC	2,227	14,362
Computacenter PLC	26,318	898,841
Concentric AB	11,039	169,025
Costain Group PLC	45,591	35,754
Cranswick PLC	18,645	905,724
Crest Nicholson Holdings PLC	73,779	173,159
Currys PLC	308,948	171,058
CVS Group PLC	18,950	357,184
Darktrace PLC (A)	28,283	124,532
De La Rue PLC (A)	7,364	6,256
Debenhams PLC (A)(C)	306,827	0
Deliveroo PLC (A)(D)	89,686	161,574
DFS Furniture PLC	54,530	72,937
Dialight PLC (A)	10,395	21,434
Diploma PLC	21,923	932,188
Direct Line Insurance Group PLC (A)	102,147	243,390
DiscoverIE Group PLC	18,374	143,006
Domino’s Pizza Group PLC	127,207	595,105
dotdigital Group PLC	80,240	90,774
Dr Martens PLC	60,207	68,928
Drax Group PLC	126,144	695,967
DS Smith PLC	16,208	59,606
Dunelm Group PLC	34,295	452,863
ECORA RESOURCES PLC	70,150	79,085
EKF Diagnostics Holdings PLC	106,847	37,053
Elementis PLC (A)	192,360	288,306
Energean PLC	31,946	407,543
EnQuest PLC (A)	492,057	84,967
Epwin Group PLC	19,976	18,030
Essentra PLC	91,192	175,316
FD Technologies PLC (A)	4,462	56,428
FDM Group Holdings PLC	28,133	139,746
Firstgroup PLC	189,934	384,083
Foresight Group Holdings, Ltd.	3,978	20,260
Forterra PLC (D)	71,565	138,399
Foxtons Group PLC	98,524	54,938
Frasers Group PLC (A)	42,170	471,122
Frontier Developments PLC (A)	5,848	11,046
Fuller Smith & Turner PLC, Class A	10,874	90,731
Funding Circle Holdings PLC (A)(D)	33,089	16,078
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	67

	Shares	Value
United Kingdom (continued)
Galliford Try Holdings PLC	34,697	$96,017
Games Workshop Group PLC	9,947	1,347,670
Gamma Communications PLC	21,943	293,239
GB Group PLC	4,235	12,377
Gem Diamonds, Ltd. (A)	21,233	3,482
Genel Energy PLC	60,213	54,616
Genuit Group PLC	85,251	349,077
Gooch & Housego PLC (B)	2,166	14,004
Goodwin PLC	1,168	76,049
Grainger PLC	232,562	746,764
Greggs PLC	33,313	1,034,237
Gulf Keystone Petroleum, Ltd.	76,757	124,498
H&T Group PLC	5,754	34,018
Halfords Group PLC	66,664	158,513
Harbour Energy PLC	138,121	401,705
Hargreaves Lansdown PLC	52,318	475,461
Hargreaves Services PLC	890	5,178
Harworth Group PLC	17,409	23,980
Hays PLC	485,844	642,328
Headlam Group PLC	26,696	64,102
Helical PLC	42,397	114,621
Helios Towers PLC (A)	187,834	169,835
Henry Boot PLC (B)	36,616	84,964
Hill & Smith PLC	27,916	637,215
Hilton Food Group PLC	23,845	222,882
Hollywood Bowl Group PLC	49,809	167,653
Howden Joinery Group PLC	89,579	830,863
Hunting PLC	47,796	157,499
Ibstock PLC (D)	132,119	218,610
IDOX PLC (B)	44,603	36,043
IG Group Holdings PLC	67,542	584,119
IMI PLC	20,860	412,282
Impax Asset Management Group PLC	20,876	120,957
Inchcape PLC	107,695	862,975
Indivior PLC (A)	43,012	700,291
IntegraFin Holdings PLC	62,970	201,603
Intermediate Capital Group PLC	17,542	347,709
International Distributions Services PLC (A)	136,823	419,564
International Personal Finance PLC	75,585	105,060
iomart Group PLC	31,934	65,913
IP Group PLC	277,752	177,118
IQE PLC (A)	95,065	24,120
ITV PLC	854,113	649,627
J.D. Wetherspoon PLC (A)	23,201	200,668
James Fisher & Sons PLC (A)	13,980	50,290
James Halstead PLC	80,865	202,258
JET2 PLC	43,228	655,102
John Wood Group PLC (A)	200,883	355,125
Johnson Matthey PLC	6,956	136,329
Johnson Service Group PLC	91,766	152,512
Jupiter Fund Management PLC	131,429	137,208
Just Group PLC	372,531	379,401
Kainos Group PLC	25,158	308,276
Keller Group PLC	26,190	269,814
68	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United Kingdom (continued)
Kier Group PLC (A)	111,930	$153,915
Kin & Carta PLC (A)	28,603	37,189
Kitwave Group PLC	3,781	12,534
Knights Group Holdings PLC	2,146	2,640
Lancashire Holdings, Ltd.	86,022	678,913
Learning Technologies Group PLC	87,165	79,587
Liontrust Asset Management PLC	16,912	114,845
LSL Property Services PLC	33,235	94,068
Luceco PLC (D)	36,040	55,832
Macfarlane Group PLC	27,112	37,802
Man Group PLC	394,762	1,045,699
Marks & Spencer Group PLC	504,048	1,605,296
Marshalls PLC	22,852	72,462
Marston’s PLC (A)	219,200	82,536
ME Group International PLC	70,694	114,419
Mears Group PLC	35,696	124,227
Metro Bank Holdings PLC (A)(B)	15,668	7,829
Midwich Group PLC	7,442	34,129
Mitchells & Butlers PLC (A)	92,808	260,137
Mitie Group PLC	468,253	578,620
MJ Gleeson PLC	19,340	108,015
Mobico Group PLC	162,973	137,921
Moneysupermarket.com Group PLC	174,180	600,355
Moonpig Group PLC (A)	14,373	31,537
Morgan Advanced Materials PLC	103,772	335,677
Morgan Sindall Group PLC	15,566	401,368
Mortgage Advice Bureau Holdings, Ltd.	9,104	81,012
Motorpoint group PLC (A)	20,167	20,575
MP Evans Group PLC	6,022	56,942
N. Brown Group PLC (A)	39,244	8,411
NCC Group PLC	104,321	159,965
Next 15 Group PLC	27,404	256,661
Nichols PLC	1,774	23,288
Ninety One PLC	90,589	197,383
Norcros PLC	22,835	47,862
Odfjell Technology, Ltd.	5,943	27,953
OSB Group PLC	102,385	487,854
Oxford Instruments PLC	17,974	478,321
Pagegroup PLC	110,412	626,699
Pan African Resources PLC	407,545	85,719
Paragon Banking Group PLC	75,827	463,526
PayPoint PLC	23,387	139,124
Pendragon PLC (A)	399,706	160,638
Pennon Group PLC	83,082	741,440
Persimmon PLC	22,222	352,087
Petrofac, Ltd. (A)(B)	22,925	6,144
Pets at Home Group PLC	158,832	641,465
Pharos Energy PLC	103,615	27,725
Phoenix Spree Deutschland, Ltd. (A)	5,180	10,000
Polar Capital Holdings PLC	24,577	138,053
Porvair PLC	10,112	74,830
Premier Foods PLC	229,830	372,255
PZ Cussons PLC	89,165	164,682
QinetiQ Group PLC	173,445	650,023
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	69

	Shares	Value
United Kingdom (continued)
Quilter PLC (D)	416,108	$490,020
Rank Group PLC (A)	69,151	66,056
Rathbones Group PLC	14,019	282,538
Reach PLC	105,636	95,396
Record PLC	16,553	15,846
Redcentric PLC	1,167	1,850
Redde Northgate PLC	71,007	321,505
Redrow PLC	90,057	614,115
Renew Holdings PLC	17,714	187,407
Renewi PLC (A)	26,325	194,781
Renishaw PLC	1,814	71,736
Ricardo PLC	20,401	119,833
RM PLC (A)	12,019	8,002
Robert Walters PLC	18,372	90,049
Rotork PLC	240,125	937,897
RS GROUP PLC	28,864	273,141
RWS Holdings PLC	12,808	39,299
S&U PLC	1,096	29,431
S4 Capital PLC (A)	8,658	5,010
Sabre Insurance Group PLC (D)	72,221	127,490
Saga PLC (A)	41,405	57,572
Savannah Energy PLC (A)(B)(C)	124,942	41,405
Savills PLC	47,248	473,898
ScS Group PLC	4,496	14,730
Senior PLC	132,084	286,948
Serco Group PLC	349,166	689,462
Serica Energy PLC	56,116	162,774
Severfield PLC	117,388	88,689
SIG PLC (A)	238,760	85,910
Smart Metering Systems PLC	32,595	267,004
Smiths News PLC	42,303	25,178
Softcat PLC	33,287	534,520
Spectris PLC	4,621	196,513
Speedy Hire PLC	172,366	68,469
Spire Healthcare Group PLC (D)	99,139	278,819
Spirent Communications PLC	202,832	293,077
SSP Group PLC (A)	210,302	552,328
SThree PLC	43,418	221,689
Stolt-Nielsen, Ltd.	1,830	53,019
Studio Retail Group PLC (A)(C)	18,987	27,566
STV Group PLC	8,849	21,594
Synthomer PLC (A)(B)	37,723	82,470
Tate & Lyle PLC	116,545	908,420
Tatton Asset Management PLC	9,513	62,894
Taylor Wimpey PLC	271,691	445,312
TClarke PLC	22,432	33,544
Team Internet Group PLC	43,466	66,477
Telecom Plus PLC	23,239	449,233
The Gym Group PLC (A)(D)	50,921	63,772
The Restaurant Group PLC (A)	170,186	139,336
The Vitec Group PLC	13,617	55,244
THG PLC (A)	92,840	89,469
TI Fluid Systems PLC (D)	19,361	33,458
Topps Tiles PLC	62,375	35,529
70	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United Kingdom (continued)
TORM PLC, Class A	9,712	$276,612
TP ICAP Group PLC	245,624	575,134
Travis Perkins PLC	67,649	650,870
Trellus Health PLC (A)	6,575	373
Tribal Group PLC	40	32
Trifast PLC	32,876	30,799
TT Electronics PLC	64,139	119,722
Tullow Oil PLC (A)(B)	387,401	177,454
Tyman PLC	39,993	132,624
Vanquis Banking Group PLC	82,094	115,579
Vertu Motors PLC	120,571	130,056
Vesuvius PLC	75,610	409,798
Victrex PLC	21,259	393,516
Virgin Money UK PLC	337,270	619,564
Vistry Group PLC	91,115	859,316
Volex PLC	44,053	168,582
Volution Group PLC	57,817	288,190
Vp PLC	3,980	30,690
Watches of Switzerland Group PLC (A)(D)	56,394	467,652
Watkin Jones PLC	61,285	36,350
WH Smith PLC	35,928	576,448
Wickes Group PLC	89,428	145,637
Wilmington PLC	8,311	34,103
Wincanton PLC	45,881	168,613
Xaar PLC (A)	24,649	39,973
XPS Pensions Group PLC	19,896	59,475
Young & Co’s Brewery PLC	2,256	23,004
Young & Co’s Brewery PLC, Class A	5,978	82,083
Zotefoams PLC	4,703	18,492
United States 0.7%		4,155,292
ADTRAN Holdings, Inc. (B)	12,548	66,531
Argonaut Gold, Inc. (A)	105,540	33,444
Aura Minerals, Inc.	700	5,061
Burford Capital, Ltd.	47,843	648,516
Diversified Energy Company PLC	242,396	201,370
Energy Fuels, Inc. (A)(B)	7,234	57,522
Frontage Holdings Corp. (A)(D)	106,000	28,924
Newmont Corp.	4,004	161,110
Noble Corp. PLC	742	34,060
Perpetua Resources Corp. (A)	7,000	22,182
Primo Water Corp.	46,761	672,322
PureTech Health PLC (A)	59,300	113,060
PureTech Health PLC, ADR (A)	387	7,469
REC Silicon ASA (A)	69,026	87,314
Reliance Worldwide Corp., Ltd.	208,194	528,765
Samsonite International SA (A)(D)	228,600	666,727
SSR Mining, Inc.	54,320	640,896
SunOpta, Inc. (A)	2,100	10,374
SunOpta, Inc. (Toronto Stock Exchange) (A)	25,545	127,636
Viemed Healthcare, Inc. (A)	1,216	9,448

Viemed Healthcare, Inc. (Toronto Stock Exchange) (A)	4,200	32,561
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	71

	Shares	Value

Preferred securities 0.4%		$2,143,838
(Cost $1,806,112)
Germany 0.4%		2,143,838
Draegerwerk AG & Company KGaA	3,073	173,069
Einhell Germany AG	137	23,838
FUCHS SE	22,125	936,588
Jungheinrich AG	14,274	464,582
Sixt SE	5,323	365,766

STO SE & Company KGaA	842	111,473
Villeroy & Boch AG	3,600	68,522
Rights 0.0%		$152,020
(Cost $440,898)
ams-OSRAM AG (Expiration Date: 12-7-23; Strike Price: EUR 1.07) (A)	77,810	129,772
Appen, Ltd. (Expiration Date: 12-11-23; Strike Price: AUD 0.55) (A)	10,777	534
Carel Industries SpA (Expiration Date: 12-5-23; Strike Price: EUR 16.00) (A)(B)	9,561	9,496
Healius, Ltd. (Expiration Date: 12-8-23; Strike Price: AUD 1.20) (A)	39,692	7,868
Intercell AG (A)(C)(E)	8,699	0
Karoon Energy, Ltd. (Expiration Date: 12-7-23; Strike Price: AUD 2.05) (A)	48,669	0
Neometals, Ltd. (Expiration Date: 12-11-23; Strike Price: AUD 0.19) (A)	4,240	28
Ovzon AB (Expiration Date: 12-7-23; Strike Price: SEK 4.50) (A)	5,064	747
Strabag SE (Expiration Date: 1-1-27) (A)(C)(E)	6,041	0
Videndum PLC (Expiration Date: 12-7-23; Strike Price: GBP 2.67) (A)	5,446	3,575
Warrants 0.0%		$4,067
(Cost $0)
European Lithium, Ltd. (Expiration Date: 3-31-25; Strike Price: AUD 0.18) (A)	19,944	171
Webuild SpA (Expiration Date: 8-2-30) (A)(E)	5,704	3,896

	Yield (%)	Shares	Value
Short-term investments 2.8%			$16,045,997
(Cost $16,040,948)
Short-term funds 2.8%			16,045,997
John Hancock Collateral Trust (F)	5.4088(G)	1,604,584	16,045,997

Total investments (Cost $533,024,312) 101.6%	$576,787,098
Other assets and liabilities, net (1.6%)	(9,318,527)
Total net assets 100.0%	$567,468,571

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
SEK	Swedish Krona

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-23. The value of securities on loan amounted to $14,824,531.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 11-30-23.
72	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

The fund had the following sector composition as a percentage of net assets on 11-30-23:
Industrials	24.0%
Financials	14.0%
Consumer discretionary	12.2%
Materials	11.5%
Information technology	10.1%
Consumer staples	6.1%
Energy	5.6%
Health care	4.7%
Real estate	4.2%
Communication services	3.5%
Utilities	2.9%
Short-term investments and other	1.2%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	73

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	37	Long	Dec 2023	$3,725,565	$3,933,100	$207,535
						$207,535
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
74	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2023, by major security category or type:
	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$37,077,462	$370,033	$36,502,185	$205,244
Austria	8,160,077	29,498	8,130,579	—
Belgium	9,030,745	—	9,030,745	—
Bermuda	1,080,888	—	1,080,888	—
Cambodia	170,070	—	170,070	—
Canada	60,702,928	60,424,422	278,499	7
Chile	8,159	8,159	—	—
China	77,954	—	77,954	—
Cyprus	4,924	—	4,924	—
Denmark	14,152,503	—	14,152,503	—
Faeroe Islands	33,258	—	33,258	—
Finland	11,074,833	—	11,074,833	—
France	27,189,411	26,395	27,163,016	—
Gabon	42,339	—	42,339	—
Georgia	325,016	—	325,016	—
Germany	32,908,166	—	32,908,166	—
Gibraltar	14,710	—	14,710	—
|	75

	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Greece	$80,231	—	$80,195	$36
Greenland	28,063	—	28,063	—
Hong Kong	11,147,667	$10,577	10,998,475	138,615
Ireland	4,059,929	—	4,059,929	—
Isle of Man	453,549	—	453,549	—
Israel	6,199,426	98,192	6,101,234	—
Italy	24,425,660	—	24,425,660	—
Japan	136,220,556	98,727	136,121,829	—
Jersey, Channel Islands	490,311	—	490,311	—
Jordan	149,618	—	149,618	—
Liechtenstein	400,021	—	400,021	—
Luxembourg	2,398,440	—	2,398,440	—
Macau	17,201	—	17,201	—
Malaysia	53,641	—	53,641	—
Malta	17,311	—	17,311	—
Monaco	45,178	—	45,178	—
Mongolia	60,348	—	60,348	—
Netherlands	11,490,075	—	11,490,075	—
New Zealand	2,062,031	—	2,062,031	—
Norway	4,310,029	—	4,310,029	—
Peru	142,777	—	142,777	—
Philippines	15,769	—	15,769	—
Poland	154,307	—	154,307	—
Portugal	2,453,502	—	2,453,502	—
Singapore	6,213,310	—	6,136,370	76,940
Spain	14,077,667	11,485	14,066,182	—
Sweden	13,561,784	54,920	13,500,950	5,914
Switzerland	44,622,342	—	44,590,808	31,534
Taiwan	25,326	—	25,326	—
United Arab Emirates	93,972	—	93,972	—
United Kingdom	66,762,400	—	66,679,595	82,805
United States	4,155,292	1,780,025	2,375,267	—
Preferred securities	2,143,838	—	2,143,838	—
Rights	152,020	130,519	21,501	—
Warrants	4,067	171	3,896	—
Short-term investments	16,045,997	16,045,997	—	—
Total investments in securities	$576,787,098	$79,089,120	$497,156,883	$541,095
Derivatives:
Assets
Futures	$207,535	$207,535	—	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,604,584	$18,312	$27,349,353	$(11,326,773)	$69	$5,036	$68,474	—	$16,045,997
76	|

For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
|	77